SUPPLEMENT TO PROSPECTUS DATED JULY 31, 2006, REVISED MARCH 1, 2007

          NOTICE OF NEW PORTFOLIO MANAGER FOR THE GROWTH & INCOME FUND

Effective March 1, 2007, David H. Hone is responsible for managing the Growth & Income Fund.

The section "Sub-Advisor to the Growth & Income Fund" on page 83 of the Prospectus has been replaced with the following:

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC. ("DIMA")
345 PARK AVENUE, NEW YORK, NY 10154

DIMA has been a registered investment advisor since 1940 and has managed the Fund since its inception. David Hone, CFA, is primarily responsible for managing the Fund and has managed the Fund since March 2007. Mr. Hone is a Director and Portfolio Manager of DIMA and has more than 18 years of investment experience. He joined DIMA in 1996 and worked as an analyst for Chubb & Son prior to joining DIMA.

           NOTICE OF REALLOCATION OF HOLDINGS IN THE ENHANCED ETF FUND

Based on the strategy outlined in the Prospectus, the Touchstone Enhanced ETF Fund reallocated its holdings on January 19, 2007. As a result, the chart presented on page 64 of the Prospectus is replaced with the following chart.

-------------------------------------------------------------------------------
iShares(R) Trust: iShares Lehman Aggregate Bond Fund                          3%
-------------------------------------------------------------------------------
iShares(R) Trust: iShares MSCI EAFE Index Fund                               22%
-------------------------------------------------------------------------------
iShares(R) Trust: iShares S&P MidCap 400 Value Index Fund                     3%
-------------------------------------------------------------------------------
iShares(R) Trust: iShares S&P MidCap 400 Growth Index Fund                    3%
-------------------------------------------------------------------------------
iShares(R) Trust: iShares S&P SmallCap 600 Value Index Fund                  22%
-------------------------------------------------------------------------------
iShares(R) Trust: iShares S&P SmallCap 600 Growth Index Fund                  3%
-------------------------------------------------------------------------------
iShares(R) Trust: iShares S&P 500 Value Index Fund                           22%
-------------------------------------------------------------------------------
iShares(R) Trust: iShares S&P 500 Growth Index Fund                          22%
-------------------------------------------------------------------------------

    NOTICE OF TERMINATION OF SPONSOR AGREEMENT WITH TOUCHSTONE ADVISORS, INC.
      NOTICE OF NEW ADMINISTRATION AGREEMENT WITH TOUCHSTONE ADVISORS, INC. NOTICE OF NEW EXPENSE LIMITATION AGREEMENT WITH TOUCHSTONE ADVISORS, INC.
            NOTICE OF CHANGES TO OPERATING EXPENSE TABLE DISCLOSURES

Prior to January 1, 2007, the Funds had entered into a Sponsor Agreement with Touchstone Advisors, Inc. (the "Advisor") whereby the Advisor provided certain management support and administrative oversight services to the Funds in exchange for the payment of a sponsor fee. The Sponsor Agreement further provided that the Advisor would waive a portion of its fees and/or reimburse Fund expenses in order to limit each Fund's annual net operating expenses to the amounts stated in the Sponsor Agreement. The Sponsor Agreement was terminated on January 1, 2007. The services provided by the Advisor in the Sponsor Agreement are now provided in a new Administration Agreement and the expense limitations provided by the Advisor in the Sponsor Agreement are now provided in a New Expense Limitation Agreement. Under the new Administration Agreement, the Advisor will provide certain administrative services to the Funds in exchange for payment of a tiered administration fee that is currently 0.20% of each Fund's average daily net assets. The Advisor will sub-contract certain of these administrative services to an affiliated party.

The tables showing the Funds' fees and expenses ("Expense Tables") have been revised to reflect the termination of the 0.20% sponsor fee, the new 0.20% administration fee and to replace references to the Sponsor Agreement with references to the Expense Limitation Agreement. ALTHOUGH CERTAIN DISCLOSURES IN THE FUNDS' EXPENSE TABLES HAVE CHANGED, THE AMOUNT OF FEES AND EXPENSES THAT YOU MAY PAY FOR HOLDING SHARES OF EACH FUND HAS NOT CHANGED, EXCEPT THE BARON SMALL CAP FUND'S "NET EXPENSES" HAVE BEEN LOWERED BY 0.03%.

The Expense Table for the Touchstone Baron Small Cap Fund on page 6 of the prospectus has been replaced with the following:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                            ANNUAL OPERATING EXPENSES
                  (expenses that are deducted from Fund assets)

Management Fee                                       1.05%
--------------------------------------------------------------------------------
Other Expenses(1)                                    0.50%
      Administration Fees                                    0.20%
      Other Expenses                                         0.30%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)              1.55%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement              0.04%
--------------------------------------------------------------------------------
Net Expenses(2)                                      1.51%
--------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) "Net Expenses" are based upon the actual operating history for the fiscal year ended December 31, 2005 except they have been restated to reflect a 0.03% decrease in "Net Expenses." Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 1.65% or below. This expense limitation will be in effect until at least January 1, 2008.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Baron Small Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                    3 Years                    5 Years            10 Years
  $154                       $486                       $841              $1,842

THE EXPENSE TABLE FOR THE TOUCHSTONE MID CAP GROWTH FUND ON PAGE 10 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                            ANNUAL OPERATING EXPENSES
                  (expenses that are deducted from Fund assets)

Management Fee                                       0.80%
--------------------------------------------------------------------------------
Other Expenses(1)                                    0.50%
      Administration Fees                                    0.20%
      Other Expenses                                         0.30%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)              1.30%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)           0.15%
--------------------------------------------------------------------------------
Net Expenses                                         1.15%
--------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 1.15%. This expense limitation will be in effect until at least January 1, 2008.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Mid Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                    3 Years                    5 Years            10 Years
  $117                       $397                      $ 699              $1,555

THE EXPENSE TABLE FOR THE TOUCHSTONE THIRD AVENUE VALUE FUND ON PAGE 15 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                            ANNUAL OPERATING EXPENSES
                  (expenses that are deducted from Fund assets)

Management Fee                                       0.80%
--------------------------------------------------------------------------------
Other Expenses(1)                                    0.29%
      Administration Fees                                    0.20%
      Other Expenses                                         0.09%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)              1.09%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)           0.04%
--------------------------------------------------------------------------------
Net Expenses                                         1.05%
--------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 1.05%. This expense limitation will be in effect until at least January 1, 2008.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Third Avenue Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                    3 Years                    5 Years            10 Years
  $107                       $343                       $597              $1,325

THE EXPENSE TABLE FOR THE TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND ON PAGE 18-19 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                            ANNUAL OPERATING EXPENSES
                  (expenses that are deducted from Fund assets)

Management Fee                                       0.75%
--------------------------------------------------------------------------------
Other Expenses(1)                                    0.44%
      Administration Fees                                    0.20%
      Other Expenses                                         0.24%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)              1.19%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)           0.14%
--------------------------------------------------------------------------------
Net Expenses                                         1.05%
--------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 1.05%. This expense limitation will be in effect until at least January 1, 2008.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Eagle Capital Appreciation Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                    3 Years                    5 Years            10 Years
  $107                       $364                       $641              $1,431

THE EXPENSE TABLE FOR THE TOUCHSTONE ENHANCED DIVIDEND 30 FUND ON PAGE 22 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                            ANNUAL OPERATING EXPENSES
                  (expenses that are deducted from Fund assets)

Management Fee                                       0.65%
--------------------------------------------------------------------------------
Other Expenses(1)                                    0.48%
      Administration Fees                                    0.20%
      Other Expenses                                         0.28%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)              1.13%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)           0.38%
--------------------------------------------------------------------------------
Net Expenses                                                 0.75%
--------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 0.75%. This expense limitation will be in effect until at least January 1, 2008.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Enhanced Dividend 30 Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                    3 Years                    5 Years            10 Years
   $77                       $321                       $586              $1,341

THE EXPENSE TABLE FOR THE TOUCHSTONE VALUE PLUS FUND ON PAGES 25-26 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                            ANNUAL OPERATING EXPENSES
                  (expenses that are deducted from Fund assets)

Management Fee                                       0.75%
--------------------------------------------------------------------------------
Other Expenses(1)                                    0.60%
      Administration Fees                                    0.20%
      Other Expenses                                         0.40%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)              1.35%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)           0.20%
--------------------------------------------------------------------------------
Net Expenses                                         1.15%
--------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 1.15%. This expense limitation will be in effect until at least January 1, 2008.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Value Plus Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                    3 Years                    5 Years            10 Years
  $117                       $408                       $720              $1,606

THE EXPENSE TABLE FOR THE TOUCHSTONE GROWTH & INCOME FUND ON PAGES 29-30 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                            ANNUAL OPERATING EXPENSES
                  (expenses that are deducted from Fund assets)

Management Fee                                       0.80%
--------------------------------------------------------------------------------
Other Expenses(1)                                    0.46%
      Administration Fees                                    0.20%
      Other Expenses                                         0.26%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)              1.26%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)           0.41%
--------------------------------------------------------------------------------
Net Expenses                                                 0.85%
--------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 0.85%. This expense limitation will be in effect until at least January 1, 2008.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Growth & Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                    3 Years                    5 Years            10 Years
   $87                       $359                       $652              $1,487

THE EXPENSE TABLE FOR THE TOUCHSTONE BALANCED FUND ON PAGES 34-35 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                            ANNUAL OPERATING EXPENSES
                  (expenses that are deducted from Fund assets)

Management Fee                                       0.80%
--------------------------------------------------------------------------------
Other Expenses(1)                                    0.48%
      Administration Fees                                    0.20%
      Other Expenses                                         0.28%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)              1.28%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)           0.38%
--------------------------------------------------------------------------------
Net Expenses                                                 0.90%
--------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 0.90%. This expense limitation will be in effect until at least January 1, 2008.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Balanced Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                    3 Years                    5 Years            10 Years
   $92                       $368                      $ 666              $1,512

THE EXPENSE TABLE FOR THE TOUCHSTONE HIGH YIELD FUND ON PAGES 38-39 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                            ANNUAL OPERATING EXPENSES
                  (expenses that are deducted from Fund assets)

Management Fee                                       0.50%
--------------------------------------------------------------------------------
Other Expenses(1)                                    0.44%
      Administration Fees                                    0.20%
      Other Expenses                                         0.24%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)              0.94%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)           0.14%
--------------------------------------------------------------------------------
Net Expenses                                                 0.80%
--------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 0.80%. This expense limitation will be in effect until at least January 1, 2008.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone High Yield Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                    3 Years                    5 Years            10 Years
   $82                       $286                       $506              $1,142

THE EXPENSE TABLE FOR THE TOUCHSTONE CORE BOND FUND ON PAGES 42-43 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                            ANNUAL OPERATING EXPENSES
                  (expenses that are deducted from Fund assets)

Management Fee                                       0.55%
--------------------------------------------------------------------------------
Other Expenses(1)                                    0.41%
      Administration Fees                                    0.20%
      Other Expenses                                         0.21%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)              0.96%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)           0.21%
--------------------------------------------------------------------------------
Net Expenses                                         0.75%
--------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 0.75%. This expense limitation will be in effect until at least January 1, 2008.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Core Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                    3 Years                    5 Years            10 Years
   $77                      $ 285                       $510              $1,159

THE EXPENSE TABLE FOR THE TOUCHSTONE MONEY MARKET FUND ON PAGES 46-47 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                           ANNUAL OPERATING EXPENSES
                 (expenses that are deducted from Fund assets)

                                                     Service
                                                     Class                      Class I
                                                     Shares                     Shares
----------------------------------------------------------------------------------------------------
Management Fee                                       0.18%                      0.18%
----------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.25%                      None
----------------------------------------------------------------------------------------------------
Other Expenses(1)                                    0.32%                      0.32%
      Administration Fees                                    0.20%                      0.20%
      Other Expenses                                         0.12%                      0.12%
----------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)              0.75%                      0.50%
----------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)           0.21%                      0.22%
----------------------------------------------------------------------------------------------------
Net Expenses                                         0.54%                      0.28%
----------------------------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 0.54% for Service Class Shares and 0.28% for Class I shares. These expense limitations will be in effect until at least January 1, 2008.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year            3 Years       5 Years      10 Years
Service Class Shares          $55              $ 219          $396          $911
Class I Shares                $29              $ 138          $258          $607

THE EXPENSE TABLE FOR THE TOUCHSTONE CONSERVATIVE ETF FUND ON PAGES 52-53 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                            ANNUAL OPERATING EXPENSES
                  (expenses that are deducted from Fund assets)

                                                     Service
                                                     Class                      Class I
                                                     Shares                     Shares
----------------------------------------------------------------------------------------------------
Management Fee                                       0.40%                      0.40%
----------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.25%                      None
----------------------------------------------------------------------------------------------------
Other Expenses(1)                                    1.95%                      1.95%
      Administration Fees                                    0.20%                      0.20%
      Other Expenses                                         1.75%                      1.75%
----------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)              2.60%                      2.35%
----------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)           1.85%                      1.85%
----------------------------------------------------------------------------------------------------
Net Expenses                                         0.75%                      0.50%
----------------------------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" for Service Class shares are based upon estimated amounts for the current fiscal year and reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007. "Other Expenses" and "Total Annual Fund Operating Expenses" for Class I Shares are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 0.75% for Service Class Shares and 0.50% for Class I shares. These expense limitations will be in effect until at least January 1, 2008.

In addition to the direct expenses of the Fund set forth above, the Fund also will bear the expenses of the underlying funds in which it invests. Based on actual expenses of the underlying funds for each of their most recent fiscal years, the Fund's estimated total annual expenses would be as follows:

                         Estimated Total Annual           Estimated Total Annual
                         Expenses Before Waivers          Expenses After Waivers
                         and/or Reimbursements            and/or Reimbursements

Service Class Shares             3.04%                             0.94%
--------------------------------------------------------------------------------
Class I Shares                   2.79%                             0.69%
--------------------------------------------------------------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Conservative ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year           3 Years      5 Years        10 Years
Service Class Shares          $77              $632       $1,214          $2,796
Class I Shares                $51              $555       $1,087          $2,543

THE EXPENSE TABLE FOR THE TOUCHSTONE MODERATE ETF FUND ON PAGES 57-58 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.


                            ANNUAL OPERATING EXPENSES
                  (expenses that are deducted from Fund assets)

                                                     Service
                                                     Class                      Class I
                                                     Shares                     Shares
----------------------------------------------------------------------------------------------------
Management Fee                                       0.40%                      0.40%
----------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.25%                      None
----------------------------------------------------------------------------------------------------
Other Expenses(1)                                    0.91%                      0.91%
      Administration Fees                                    0.20%                      0.20%
      Other Expenses                                         0.71%                      0.71%
----------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)              1.56%                      1.31%
----------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)           0.81%                      0.81%
----------------------------------------------------------------------------------------------------
Net Expenses                                         0.75%                      0.50%
----------------------------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" for Service Class shares are based upon estimated amounts for the current fiscal year and reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007. "Other Expenses" and "Total Annual Fund Operating Expenses" for Class I Shares are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 0.75% for Service Class Shares and 0.50% for Class I shares. These expense limitations will be in effect until at least January 1, 2008.

In addition to the direct expenses of the Fund set forth above, the Fund also will bear the expenses of the underlying funds in which it invests. Based on actual expenses of the underlying funds for each of their most recent fiscal years, the Fund's estimated total annual expenses would be as follows:

                              Estimated Total Annual      Estimated Total Annual
                              Expenses Before Waivers     Expenses After Waivers
                              and/or Reimbursements       and/orReimbursements

Service Class Shares                  1.85%                      0.94%
--------------------------------------------------------------------------------
Class I Shares                        1.60%                      0.69%
--------------------------------------------------------------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Moderate ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year           3 Years        5 Years      10 Years
Service Class Shares          $77              $413           $773        $1,788
Class I Shares                $51              $335           $640        $1,508

THE EXPENSE TABLE FOR THE TOUCHSTONE AGGRESSIVE ETF FUND ON PAGES 62-63 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                            ANNUAL OPERATING EXPENSES
                  (expenses that are deducted from Fund assets)

                                                     Service
                                                     Class                      Class I
                                                     Shares                     Shares
----------------------------------------------------------------------------------------------------
Management Fee                                       0.40%                      0.40%
----------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.25%                      None
----------------------------------------------------------------------------------------------------
Other Expenses(1)                                    0.95%                      0.95%
      Administration Fees                                    0.20%                      0.20%
      Other Expenses                                         0.75%                      0.75%
----------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)              1.60%                      1.35%
----------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)           0.85%                      0.85%
----------------------------------------------------------------------------------------------------
Net Expenses                                         0.75%                      0.50%
----------------------------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" for Service Class shares are based upon estimated amounts for the current fiscal year and reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007. "Other Expenses" and "Total Annual Fund Operating Expenses" for Class I Shares are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 0.75% for Service Class Shares and 0.50% for Class I shares. These expense limitations will be in effect until at least January 1, 2008.

In addition to the direct expenses of the Fund set forth above, the Fund also will bear the expenses of the underlying funds in which it invests. Based on actual expenses of the underlying funds for each of their most recent fiscal years, the Fund's estimated total annual expenses would be as follows:

                          Estimated Total Annual          Estimated Total Annual
                          Expenses Before Waivers         Expenses After Waivers
                          and/or Reimbursements           and/or Reimbursements

Service Class Shares              1.91%                            0.95%
--------------------------------------------------------------------------------
Class I Shares                    1.66%                            0.70%
--------------------------------------------------------------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Aggressive ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year          3 Years         5 Years      10 Years
Service Class Shares          $77             $422            $791        $1,828
Class I Shares                $51             $344            $658        $1,550

THE EXPENSE TABLE FOR THE TOUCHSTONE ENHANCED ETF FUND ON PAGES 67-68 OF THE PROSPECTUS HAS BEEN REPLACED WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

                            ANNUAL OPERATING EXPENSES
                  (expenses that are deducted from Fund assets)

                                                     Service
                                                     Class                      Class I
                                                     Shares                     Shares
----------------------------------------------------------------------------------------------------
Management Fee                                       0.40%                      0.40%
----------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.25%                      None
----------------------------------------------------------------------------------------------------
Other Expenses(1)                                    0.87%                      0.87%
      Administration Fees                                    0.20%                      0.20%
      Other Expenses                                         0.67%                      0.67%
----------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(1)              1.52%                      1.27%
----------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(2)           0.77%                      0.77%
----------------------------------------------------------------------------------------------------
Net Expenses                                         0.75%                      0.50%
----------------------------------------------------------------------------------------------------

(1) "Other Expenses" and "Total Annual Fund Operating Expenses" for Service Class shares are based upon estimated amounts for the current fiscal year and reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007. "Other Expenses" and "Total Annual Fund Operating Expenses" for Class I Shares are based upon the actual operating history for the fiscal year ended December 31, 2005, except they reflect the termination of the 0.20% Sponsor Fee, the new 0.20% "Administration Fee" and a reduction in "Other Expenses" and "Total Annual Fund Operating Expenses" effective January 1, 2007.

(2) Under the Expense Limitation Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 0.75% for Service Class Shares and 0.50% for Class I shares. These expense limitations will be in effect until at least January 1, 2008.

In addition to the direct expenses of the Fund set forth above, the Fund also will bear the expenses of the underlying funds in which it invests. Based on actual expenses of the underlying funds for each of their most recent fiscal years, the Fund's estimated total annual expenses would be as follows:

                           Estimated Total Annual         Estimated Total Annual
                           Expenses Before Waivers        Expenses After Waivers
                           and/or Reimbursements          and/or Reimbursements

Service Class Shares                1.81%                         0.95%
--------------------------------------------------------------------------------
Class I Shares                      1.56%                         0.70%
--------------------------------------------------------------------------------

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Enhanced ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy. If these fees and expenses were included, costs in the example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year           3 Years       5 Years       10 Years
Service Class Shares          $77              $405          $756         $1,747
Class I Shares                $51              $327          $623         $1,466


********************************************************************************
AS A RESULT OF TOUCHSTONE ADVISORS BECOMING THE ADMINISTRATOR TO THE FUNDS, THE DESCRIPTION OF SERVICES PROVIDED TO THE FUNDS BY TOUCHSTONE ADVISORS CONTAINED IN THE LAST PARAGRAPH ON PAGE 79 OF THE PROSPECTUS HAS BEEN REVISED AS FOLLOWS:

Touchstone Advisors is also responsible for running all of the operations of the Funds, except for those that are subcontracted to the Sub-Advisors, custodian, transfer agent, sub-administrator or other parties. These parties may be affiliates of Touchstone Advisors.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                        TOUCHSTONE VARIABLE SERIES TRUST

                         Touchstone Baron Small Cap Fund
                         Touchstone Mid Cap Growth Fund
                       Touchstone Third Avenue Value Fund
                   Touchstone Eagle Capital Appreciation Fund
                      Touchstone Enhanced Dividend 30 Fund
                           Touchstone Value Plus Fund
                         Touchstone Growth & Income Fund
                            Touchstone Balanced Fund
                           Touchstone High Yield Fund
                            Touchstone Core Bond Fund
                          Touchstone Money Market Fund
                        Touchstone Conservative ETF Fund
                          Touchstone Moderate ETF Fund
                         Touchstone Aggressive ETF Fund
                          Touchstone Enhanced ETF Fund

                       STATEMENT OF ADDITIONAL INFORMATION


                                  July 31, 2006
                             Amended January 1, 2007
                              Amended March 1, 2007


This Statement of Additional Information ("SAI") is not a Prospectus, but relates to the Prospectus dated July 31, 2006, as amended, for Touchstone Variable Series Trust (the "Trust").

The Trust's financial statements are contained in its Annual and Semiannual Reports, which are incorporated by reference into this SAI.

You can get free copies of the SAI, the Annual and Semiannual Reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at:

                            Touchstone Service Center
                                  400 Broadway
                             Cincinnati, Ohio 45202
                            (800) 669-2796 (Press 2)

The SAI and financial reports also are available on our website at touchstoneinvestments.com.

You can also get copies of the Trust's Prospectus and other reports at the Public Reference Room of the Securities and Exchange Commission ("SEC") or from the EDGAR database of the SEC's website at http://www.sec.gov

                                TABLE OF CONTENTS

-------------------------------------------------------------------- -----------
                                                                         PAGE
-------------------------------------------------------------------- -----------
The Trust and the Funds                                                   3
-------------------------------------------------------------------- -----------
Description of the Funds and their Investments and Risks                  5
-------------------------------------------------------------------- -----------
Investment Restrictions                                                   49
-------------------------------------------------------------------- -----------
Code of Ethics                                                            56
-------------------------------------------------------------------- -----------
Proxy Voting Procedures                                                   56
-------------------------------------------------------------------- -----------
Management of the Trust                                                   63
-------------------------------------------------------------------- -----------
Investment Advisory, Administrative and Sub-Advisory Services             71
-------------------------------------------------------------------- -----------
Portfolio Managers                                                        77
-------------------------------------------------------------------- -----------
The Distributor                                                           90
-------------------------------------------------------------------- -----------
Distribution Plan                                                         90
-------------------------------------------------------------------- -----------
Portfolio Turnover                                                        91
-------------------------------------------------------------------- -----------
Disclosure of Portfolio Holdings                                          92
-------------------------------------------------------------------- -----------
Additional Service Providers                                              93
-------------------------------------------------------------------- -----------
Brokerage Allocation and Other Practices                                  95
-------------------------------------------------------------------- -----------
Purchase, Redemption and Pricing of Shares                                99
-------------------------------------------------------------------- -----------
Taxation of the Funds                                                    101
-------------------------------------------------------------------- -----------
Financial Statements                                                     105
-------------------------------------------------------------------- -----------
Appendix                                                                 106
-------------------------------------------------------------------- -----------

                         THE TRUST AND THE FUNDS

The Trust is composed of fifteen funds that are included in this SAI; the Baron Small Cap Fund, Mid Cap Growth Fund (formerly the Emerging Growth Fund), Third Avenue Value Fund, Eagle Capital Appreciation Fund (formerly the Large Cap Growth Fund), Enhanced Dividend 30 Fund (formerly the Enhanced 30 Fund), Value Plus Fund, Growth & Income Fund, Balanced Fund, High Yield Fund, Core Bond Fund, Money Market Fund, Conservative ETF Fund, Moderate ETF Fund, Aggressive ETF Fund and Enhanced ETF Fund (each, a "Fund" and collectively, the "Funds"). Each Fund (except the Third Avenue Value Fund and the Enhanced Dividend 30 Fund) is an open-end, diversified, management investment company. The Third Avenue Value Fund and the Enhanced Dividend 30 Fund are each an open-end, non-diversified, management investment company. The Trust was formed as a Massachusetts business trust on February 7, 1994.

Touchstone Advisors, Inc. (the "Advisor") is the investment manager and administrator for each Fund. The Advisor has selected a sub-advisor(s) (individually, a "Sub-Advisor," collectively, the "Sub-Advisors") to manage, on a daily basis, the assets of each Fund. The Advisor has sub-contracted certain administrative and accounting services to Integrated Investment Services, Inc. ("Integrated"). Touchstone Securities, Inc. ("Touchstone Securities") is the principal distributor of the Funds' shares. Integrated, Touchstone Securities and certain Sub-Advisors are affiliates of the Advisor.

Shares of each Fund have equal voting rights and liquidation rights. Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise. Each class of shares of a Fund having multiple classes shall vote separately on matters relating to its plan of distribution pursuant to Rule 12b-1. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

On April 28, 2003, certain Funds of the Trust (each an "Acquiring Fund") were reorganized by acquiring a similar series of The Legends Fund, Inc. (each an "Acquired Fund") as listed below. Each Acquired Fund liquidated by transferring substantially all of its assets to the corresponding Acquiring Fund.

ACQUIRING FUND                             ACQUIRED FUND                             ACCOUNTING SURVIVOR
Eagle Capital Appreciation Fund            Harris Bretall Sullivan & Smith Equity    Harris Bretall Sullivan & Smith
                                           Growth Portfolio                          Equity Growth Portfolio

Eagle Capital Appreciation Fund            Touchstone Growth/Value Fund              Harris Bretall Sullivan & Smith
                                                                                     Equity Growth Portfolio

Small Cap Value Fund                       Third Avenue Value Portfolio              Third Avenue Value Portfolio

Money Market Fund - Class I                Touchstone Standby Income Fund            Money Market Fund Class I

Value Plus Fund                            Gabelli Large Cap Value Portfolio         Value Plus Fund

Touchstone Baron Small Cap Fund            Legends Baron Small Cap Fund              Legends Baron Small Cap Fund

On December 12, 2003, the Enhanced 30 Fund acquired each series of Separate Account 10 of Integrity Life Insurance Company, changed from a diversified to a non-diversified fund and changed its name to "Touchstone Enhanced Dividend 30 Fund."

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Both Service Class and Class I shares of the Money Market Fund, Conservative ETF Fund, Moderate ETF Fund, Aggressive ETF Fund and Enhanced ETF Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (vi) each class offers different features and services to shareholders. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust, as does a partner of a partnership. However, numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The Prospectus provides the basic information investors should know before investing, and may be obtained without charge by calling the Trust at the telephone number listed on the cover. This SAI, which is not a prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectus. This SAI is not an offer of any Fund for which an investor has not received a Prospectus.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

INVESTMENT GOALS

The investment goals of each Fund are described in the Prospectus. There can be no assurance that any Fund will achieve its investment goals.

INVESTMENT STRATEGIES AND RISKS (ALL FUNDS EXCEPT ETF FUNDS)

The following provides additional information about the investments of each Fund except the Conservative ETF Fund, Moderate ETF Fund, Aggressive ETF Fund and Enhanced ETF Fund (the "ETF Funds"). Information about the investments of the ETF Funds is in the section, "Investments by the ETF Funds."

FIXED-INCOME AND OTHER DEBT INSTRUMENT SECURITIES

Fixed-income and other debt instrument securities include all bonds, high yield or "junk" bonds, municipal bonds, debentures, U.S. Government securities, mortgage-related securities including government stripped mortgage-related securities, zero coupon securities and custodial receipts. The market value of fixed-income obligations of the Funds will be affected by general changes in interest rates that will result in increases or decreases in the value of the obligations held by the Funds. The market value of the obligations held by a Fund can be expected to vary inversely to changes in prevailing interest rates. As a result, shareholders should anticipate that the market value of the obligations held by the Fund generally will increase when prevailing interest rates are declining and generally will decrease when prevailing interest rates are rising. Shareholders also should recognize that, in periods of declining interest rates, a Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, a Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will tend to be invested in instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which a Fund may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, less creditworthiness or longer maturities.

Ratings made available by Standard & Poor's Rating Service ("S&P") and Moody's Investors Service, Inc. ("Moody's"), are relative and subjective and are not absolute standards of quality. Although these ratings are initial criteria for selection of portfolio investments, a Sub-Advisor also will make its own evaluation of these securities. Among the factors that will be considered is the long-term ability of the issuers to pay principal and interest and general economic trends.

Fixed-income securities may be purchased on a when-issued or delayed-delivery basis. See "When-Issued and Delayed-Delivery Securities" below.

COMMERCIAL PAPER

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. For a description of commercial paper ratings, see the Appendix.

SECTION 4(2) PAPER

Commercial paper issues which include securities issued by major corporations without registration under the Securities Act of 1933 Act (the "1933 Act") in reliance on the exemption from registration afforded by Section 3(a)(3) of the 1933 Act, and commercial paper issued in reliance on the private placement exemption from registration which is afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must also be made through an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144A described under "Illiquid Securities" below. The Funds' percentage limitations on investments in illiquid securities include Section 4(2) paper other than
Section 4(2) paper that the Sub-Advisor has determined to be liquid pursuant to guidelines established by the Fund's Board of Trustees. The Board has delegated to the Sub-Advisors the function of making day-to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Board that require the Sub-Advisors to take into account the same factors described under "Illiquid Securities" below for other restricted securities and require the Sub-Advisors to perform the same monitoring and reporting functions.

MEDIUM AND LOWER RATED AND UNRATED SECURITIES

Securities rated in the fourth highest category by S&P or Moody's, BBB and Baa, respectively, although considered investment grade, may possess speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than is the case with respect to issuers of higher grade bonds.

Generally, medium or lower-rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds," offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The yield of junk bonds will fluctuate over time.

The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower-rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Since the risk of default is higher for lower rated debt securities, the Sub-Advisor's research and credit analysis are an especially important part of managing securities of this type held by a Fund. In light of these risks, the Board of Trustees of the Trust has instructed the Sub-Advisor, in evaluating the creditworthiness of an issue, whether rated or unrated, to take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for shareholders. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by a Fund may decline relatively proportionately more than a portfolio consisting of higher rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of these securities by the Fund, but the Sub-Advisor will consider this event in its determination of whether the Fund should continue to hold the securities.

While the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980's brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated debt securities that defaulted rose significantly above prior levels.

In addition, the market value of securities in lower-rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower-rated or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing their respective portfolios and calculating their respective net asset values. Moreover, the lack of a liquid trading market may restrict the availability of securities for the Funds to purchase and may also have the effect of limiting the ability of a Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures approved by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the ability of outside pricing services to value lower-rated debt securities and the ability to dispose of these securities.

In considering investments for the Fund, the Sub-Advisor will attempt to identify those issuers of high yielding debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Sub-Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

The High Yield Fund invests primarily in non-investment grade debt securities. The Core Bond Fund, the Growth & Income Fund and the Balanced Fund may also invest in non-investment grade debt securities.

The Third Avenue Value Fund may invest up to 35% of its total assets in corporate debt, including lower-rated debt securities. Third Avenue Value Fund may also purchase or retain debt obligations of issuers not currently paying interest or in default (i.e., with a rating from Moody's of C or lower or S&P's of C1 or lower). In addition, the Fund may purchase securities of companies that have filed for protection under Chapter 11 of the United States Bankruptcy Code. Defaulted securities will be purchased or retained if, in the opinion of the Sub-Advisor, they may present an opportunity for subsequent price recovery, the issuer may resume payments, or other advantageous developments appear likely.

The Baron Small Cap Fund may invest up to 20% of its total assets in debt securities that are rated in the medium rating category or lowest rating category by S&P and Moody's. The Fund will rely on the Sub-Advisor's judgment, analysis and experience in evaluating debt securities. The Sub-Advisor believes that the difference between perceived risk and actual risk creates the opportunity for profit that can be realized through thorough analysis. Ratings by S&P and Moody's evaluate only the safety of principal and interest payments, not market value risk. Because the creditworthiness of an issuer may change more rapidly than can be timely reflected in changes in credit ratings, the Sub-Advisor monitors the issuers of corporate debt securities held in the Fund's portfolio. The credit ratings assigned by a rating agency to a security are not considered by the Sub-Advisor in selecting a security. The Sub-Advisor examines the intrinsic value of a security in light of market conditions and the underlying fundamental values. Because of the nature of medium and lower rated corporate debt securities, achievement by the Fund of its investment objective when investing in such securities is dependent on the credit analysis of the Sub-Advisor. The Sub-Advisor could be wrong in its analysis. If the Fund purchased primarily higher rated debt securities, risks would be substantially reduced.

ILLIQUID SECURITIES

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities, which are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities, which have not been registered under the 1933 Act, are referred to as "private placements" or "restricted securities" and are purchased directly from the issuer or in the secondary market. Investment companies do not typically hold a significant amount of these restricted securities or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act on resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

Each Sub-Advisor will monitor the liquidity of Rule 144A securities in each Fund's portfolio under the supervision of the Board of Trustees. In reaching liquidity decisions, the Sub-Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers wishing to purchase or sell the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

RELATED INVESTMENT POLICIES

No Fund may invest more than 15% of its net assets in securities that are illiquid or otherwise not readily marketable. The Money Market Fund and the Eagle Capital Appreciation Fund may not invest more than 10% of its net assets in such securities. If a security becomes illiquid after purchase by the Fund, the Fund will normally sell the security unless it would not be in the best interests of shareholders to do so.

Each Fund may purchase securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A or under an exemption from such laws. Provided that a dealer or institutional trading market in such securities exists, these restricted securities or Rule 144A securities are treated as exempt from the Fund's 15% (10% in the case of the Money Market Fund and the Eagle Capital Appreciation
Fund) limit on illiquid securities. The Board of Trustees of the Trust, with advice and information from the respective Sub-Advisor, will determine the liquidity of restricted securities or Rule 144A securities by looking at factors such as trading activity and the availability of reliable price information and, through reports from such Sub-Advisor, the Board of Trustees of the Trust will monitor trading activity in restricted securities. If institutional trading in restricted securities or Rule 144A securities were to decline, a Fund's illiquidity could be increased and the Fund could be adversely affected.

No Fund will invest more than 10% of its total assets in restricted securities (excluding Rule 144A securities).

FOREIGN SECURITIES

Investing in securities issued by foreign companies and governments involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions and custody fees are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended clearance and settlement periods.

The Baron Small Cap Fund and the Third Avenue Value Fund may invest up to 10% and 25%, respectively, of total assets at the time of purchase in the securities of foreign issuers, including Emerging Market Securities.

EMERGING MARKET SECURITIES

Emerging Market Securities are securities that are issued by a company that (i) is organized under the laws of an emerging market country (any country other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States, (ii) has its principal trading market for its stock in an emerging market country, or (iii) derives at least 50% of its revenues or profits from corporations within emerging market countries or has at least 50% of its assets located in emerging market countries.

The following Funds may invest in Emerging Market Securities:

      Third Avenue Value - up to 25% of total assets, Baron Small Cap Fund - up to 10% of total assets,
      Mid Cap Growth Fund - up to 10% of total assets,
      Balanced Fund - up to 15% of total assets, and High Yield Fund - up to 10% of total assets
      Core Bond Fund - up to 10% of total assets.

Investments in securities of issuers based in underdeveloped countries entail all of the risks of investing in foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including restrictions on investing in issuers in industries deemed sensitive to relevant national interests; and (iv) the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events.

CURRENCY EXCHANGE RATES

A Fund's share value may change significantly when the currencies, other than the U.S. dollar, in which the Fund's investments are denominated strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

OPTIONS

The Baron Small Cap Fund will attempt to limit losses from all options transactions to 5% of its average net assets per year, or cease options transactions until in compliance with the 5% limitation, but there can be no absolute assurance of adherence to these limits.

OPTIONS ON SECURITIES

The respective Funds may write (sell), to a limited extent, only covered call and put options ("covered options") in an attempt to increase income. However, the Fund may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Fund.

When a Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

When a Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Fund has no control, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price.

A Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When a Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written.

When a Fund writes a call option, it will "cover" its obligation by segregating the underlying security on the books of the Fund's custodian or by placing liquid securities in a segregated account at the Fund's custodian. When a Fund writes a put option, it will "cover" its obligation by placing liquid securities in a segregated account at the Fund's custodian.

A Fund may purchase call and put options on any securities in which it may invest. The Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell a security, which may or may not be held in the Fund's portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options also may be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which the Fund does not own. The Fund would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

Each Fund has adopted certain other nonfundamental policies concerning option transactions that are discussed below.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

A Fund may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. Government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Fund will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Sub-Advisor will monitor the creditworthiness of dealers with whom a Fund enters into such options transactions under the general supervision of the Board of Trustees.

RELATED INVESTMENT POLICIES

Each Fund that invests in equity securities may write or purchase options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying stock at the exercise price at any time during the option period. A covered call option with respect to which a Fund owns the underlying stock sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by a Fund exposes the Fund during the term of the option to a decline in price of the underlying stock.

To close out a position when writing covered options, a Fund may make a "closing purchase transaction" which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Fund will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund may make a "closing sale transaction" which involves liquidating the Fund's position by selling the option previously purchased.

OPTIONS ON SECURITIES INDEXES

Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities" or, to the extent allowed by law, as a substitute for investment in individual securities.

Options on securities indexes entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indexes is more likely to occur, although the Fund generally will only purchase or write such an option if the Sub-Advisor believes the option can be closed out.

Use of options on securities indexes also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. A Fund will not purchase such options unless the Advisor and the respective Fund Sub-Advisor each believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in a Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge. Because options on securities indexes require settlement in cash, the Sub-Advisor may be forced to liquidate portfolio securities to meet settlement obligations.

When a Fund writes a put or call option on a securities index it will cover the position by placing liquid securities in a segregated asset account with the Fund's custodian.

Options on securities indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a security index gives the holders the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by
(b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of securities prices in the market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in price of a particular security. Accordingly, successful use by a Fund of options on security indexes will be subject to the Sub-Advisor's ability to predict correctly movement in the direction of that securities market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities.

RELATED INVESTMENT POLICIES

Each Fund may purchase and write put and call options on securities indexes listed on domestic and, in the case of those Funds which may invest in foreign securities, on foreign exchanges. A securities index fluctuates with changes in the market values of the securities included in the index.

OPTIONS ON FOREIGN CURRENCIES

Options on foreign currencies are used for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, are utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in such rates.

Options on foreign currencies may be written for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates; it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency, which, if rates move in the manner projected, will expire, unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

Certain Funds intend to write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and liquid securities in a segregated account with its custodian.

Certain Funds also intend to write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with its custodian, cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

RELATED INVESTMENT POLICIES

Each Fund that may invest in foreign securities may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Fund's position, it may not forfeit the entire amount of the premium plus related transaction costs. In addition, the Fund may purchase call options on currency when the Sub-Advisor anticipates that the currency will appreciate in value.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire. Similarly, if the Fund were unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Fund pays brokerage commissions or spreads in connection with its options transactions.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options. The Fund's ability to terminate over-the-counter options ("OTC Options") will be more limited than the exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Fund will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

FORWARD CURRENCY CONTRACTS

Because, when investing in foreign securities, a Fund buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, such Funds from time to time may enter into forward currency transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward currency contracts to purchase or sell foreign currencies.

A forward currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward currency contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward currency contract generally has no deposit requirement and is traded at a net price without commission. Each Fund maintains with its custodian a segregated account of liquid securities in an amount at least equal to its obligations under each forward currency contract. Neither spot transactions nor forward currency contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

A Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into a Sub-Advisor's long-term investment decisions, a Fund will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, the Sub-Advisors believe that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in a Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward currency contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward currency contracts. In such event the Fund's ability to utilize forward currency contracts in the manner set forth in the Prospectus may be restricted. Forward currency contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of forward currency contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated portfolio securities and the use of such techniques will subject a Fund to certain risks.

The matching of the increase in value of a forward currency contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into forward currency contracts at attractive prices and this will limit the Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movements of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The successful use of such instruments draws upon the Sub-Advisor's skill and experience with respect to such instruments and usually depends on the Sub-Advisor's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

FUTURES CONTRACTS

A Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indexes including any index of U.S. Government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Fund may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. A Fund may also enter into futures contracts that are based on bonds issued by entities other than the U.S. Government.

At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

The purpose of the acquisition or sale of a futures contract, in the case of a Fund which holds or intends to acquire fixed-income securities, is to attempt to protect the Fund from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt security in the Fund would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

When a Fund enters into a futures contract for any purpose, the Fund will establish a segregated account with the Fund's custodian to collateralize or "cover" the Fund's obligation consisting of cash or liquid securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts.

The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Sub-Advisor may still not result in a successful transaction.

In addition, futures contracts entail risks. Although each applicable Sub-Advisor believes that use of such contracts will benefit the respective Fund, if the Sub-Advisor's investment judgment about the general direction of interest rates is incorrect, a Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices that reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS

Each Fund may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency, which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

The Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund would exceed 5% of the market value of the total assets of the Fund.

ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

Unlike transactions entered into by a Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options. A Fund's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Fund will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

FUTURES CONTRACTS AND RELATED OPTIONS

Each Fund may enter into futures contracts and purchase and write (sell) options on these contracts, including but not limited to interest rate, securities index and foreign currency futures contracts and put and call options on these futures contracts. These contracts will be entered into only upon the agreement of the Fund Sub-Advisor that such contracts are necessary or appropriate in the management of the Fund's assets.

These contracts will be entered into on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. These transactions may be entered into for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase.

No Fund will hedge more than 25% of its total assets by selling futures, buying puts, and writing calls under normal conditions. In addition, no Fund will buy futures or write puts whose underlying value exceeds 25% of its total assets, and no Fund will buy calls with a value exceeding 5% of its total assets.

Each Fund, except the Third Avenue Value Fund and the Baron Small Cap Fund, will not enter into futures contracts and related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of the Fund's assets after taking into account unrealized profits and unrealized losses on any contracts it has entered into.

A Fund may lose the expected benefit of these futures or options transactions and may incur losses if the prices of the underlying commodities move in an unanticipated manner. In addition, changes in the value of the Fund's futures and options positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities. Successful use of futures and related options is subject to a Fund Sub-Advisor's ability to predict correctly movements in the direction of the securities markets generally, which ability may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures and options contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or a linked exchange), and as a result of daily price fluctuation limits there can be no assurance that an offsetting transaction could be entered into at an advantageous price at any particular time. Consequently, a Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or a Fund may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.

CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Investments in time deposits maturing in more than seven days will be subject to each Fund's restrictions on illiquid investments.

The Money Market Fund may also invest in certificates of deposit, bankers' acceptances and time deposits issued by foreign branches of national banks. Eurodollar certificates of deposit are negotiable U.S. dollar denominated certificates of deposit issued by foreign branches of major U.S. commercial banks. Eurodollar bankers' acceptances are U.S. dollar denominated bankers' acceptances "accepted" by foreign branches of major U.S. commercial banks. Investments in the obligations of foreign branches of U.S. commercial banks may be subject to special risks, including future political and economic developments, imposition of withholding taxes on income, establishment of exchange controls or other restrictions, less governmental supervision and the lack of uniform accounting, auditing and financial reporting standards that might affect an investment adversely.

LENDING OF FUND SECURITIES

By lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Each Fund will adhere to the following conditions whenever its securities are loaned: (i) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities.

Each Fund may lend securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 30% (except for the Eagle Capital Appreciation Fund, Third Avenue Value Fund and Baron Small Cap
Fund) of a Fund's assets taken at value. A Fund's loans of securities will be collateralized by cash, letters of credit or U.S. Government securities. The cash or instruments collateralizing a Fund's loans of securities will be maintained at all times in a segregated account with the Fund's custodian, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities. In lending securities to brokers, dealers and other financial organizations, a Fund is subject to risks, which, like those associated with other extensions of credit, include delays in recovery and possible loss of rights in the collateral should the borrower fail financially.

It is the present intention of the Eagle Capital Appreciation Fund to limit the amount of loans of portfolio securities to no more than 25% of the Fund's net assets. The Third Avenue Value Fund and the Baron Small Cap Fund intend to limit the amount of loans of portfolio securities to not more than 10% and 25% of total assets, respectively.

BORROWING

Each Fund may borrow money from banks or from other lenders to the extent permitted by applicable law, for temporary or emergency purposes and to meet redemptions and may pledge assets to secure such borrowings. In addition, the Core Bond Fund may enter into dollar roll transactions and each Fund, except the Third Avenue Value Fund, may enter into reverse repurchase agreements that are treated as borrowing by the Fund. The 1940 Act requires the Funds to maintain asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of at least 300% for all such borrowings. If at any time the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within 3 days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this test. To reduce its borrowings, a Fund might be required to sell securities at a time when it would be disadvantageous to do so. In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Fund may have less net investment income during periods when its borrowings are substantial. The interest paid by a Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions. A Fund will not make any borrowing or enter into a reverse repurchase agreement or dollar roll transaction that would cause its outstanding borrowings to exceed one-third of the value of its total assets.

As a matter of current operating policy, and except for the use of reverse repurchase agreements and dollar rolls, the Core Bond Fund may borrow money from banks or other persons in an amount not exceeding 10% of its total assets, for temporary or emergency purposes. The Fund will not purchase any security while outstanding borrowings, other than reverse repurchase agreements and dollar rolls, exceed 5% of the value of its total assets. These operating policies are not fundamental and may be changed by the Board without shareholder approval.

Borrowing magnifies the potential for gain or loss on a Fund's portfolio securities and, therefore, if employed, increases the possibility of fluctuation in its net asset value. This is the speculative factor known as leverage. To reduce the risks of borrowing, each Fund will limit its borrowings as described above. See also "Investment Restrictions."

DERIVATIVES

The Funds may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as certain mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. A Sub-Advisor will use derivatives only in circumstances where the Sub-Advisor believes they offer the most economic means of improving the risk/reward profile of the Fund. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Fund. The use of derivatives for non-hedging purposes may be considered speculative. A description of the derivatives that the Funds may use and some of their associated risks is found below.

ADRs, ADSs, EDRs, CDRs AND GDRs

ADRs and ADSs are U.S. dollar-denominated receipts typically issued by domestic banks or trust companies that represent the deposit with those entities of securities of a foreign issuer. They are publicly traded on exchanges or over-the-counter in the United States. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs") and Global Depository Receipts ("GDRs"), may also be purchased by the Funds. EDRs, GDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities. Certain institutions issuing ADRs, ADSs or EDRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securities. All Funds except the Third Avenue Value Fund may invest in ADRs, ADSs, EDRs, CDRs and GDRs. The Third Avenue Value Fund may only invest in ADRs and ADSs.

U.S. GOVERNMENT SECURITIES

Each Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some U.S. Government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association. No assurance can be given that the U.S. Government will provide financial support in the future to U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or any of its agencies, authorities or instrumentalities; and (ii) participation interests in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participation interests is limited and, therefore, may be regarded as illiquid.

MUNICIPAL SECURITIES

The Money Market Fund and the Core Bond Fund may invest in taxable and tax-exempt municipal securities. Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities; and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes and participation interests in municipal notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

MORTGAGE-RELATED SECURITIES

Each Fund may invest in mortgage-related securities. There are several risks associated with mortgage-related securities generally. One is that the monthly cash inflow from the underlying loans may not be sufficient to meet the monthly payment requirements of the mortgage-related security.

Prepayment of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage-related security. Early returns of principal will affect the average life of the mortgage-related securities remaining in a Fund. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage-related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund. Because prepayments of principal generally occur when interest rates are declining, it is likely that a Fund will have to reinvest the proceeds of prepayments at lower interest rates than those at which the assets were previously invested. If this occurs, a Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable maturity, although these securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that a Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

Stripped mortgage-related securities are either issued and guaranteed, or privately-issued but collateralized by securities issued by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-related certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the stripped mortgage-related securities represent all or part of the beneficial interest in pools of mortgage loans. The Fund will invest in stripped mortgage-related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when its Sub-Advisor believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of stripped mortgage-related securities may offset all or a portion of any decline in value of the securities held by the Fund.

Investing in stripped mortgage-related securities involves the risks normally associated with investing in mortgage-related securities. See "Mortgage-Related Securities" above. In addition, the yields on stripped mortgage- related securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only stripped mortgage-related securities and increasing the yield to maturity on principal-only stripped mortgage-related securities. Sufficiently high prepayment rates could result in a Fund not fully recovering its initial investment in an interest-only stripped mortgage-related security. Under current market conditions, the Fund expects that investments in stripped mortgage-related securities will consist primarily of interest-only securities. Stripped mortgage-related securities are currently traded in an over-the-counter market maintained by several large investment-banking firms. There can be no assurance that the Fund will be able to effect a trade of a stripped mortgage-related security at a time when it wishes to do so. The Fund will acquire stripped mortgage-related securities only if a secondary market for the securities exists at the time of acquisition. Except for stripped mortgage-related securities based on fixed rate FNMA and FHLMC mortgage certificates that meet certain liquidity criteria established by the Board of Trustees, the Funds will treat government stripped mortgage-related securities and privately-issued mortgage-related securities as illiquid and will limit its investments in these securities, together with other illiquid investments, to not more than 15% of net assets.

Mortgage-related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Fund Sub-Advisor, the investment restriction limiting a Fund's investment in illiquid instruments to not more than 15% (or 10% for the Money Market Fund and the Eagle Capital Appreciation Fund) of the value of its net assets will apply. The Baron Small Cap Fund may not invest more than 5% of its net assets in mortgage-related securities, including stripped mortgage-related securities.

ZERO COUPON SECURITIES

Zero coupon corporate or U.S. Government securities and step-coupon securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Pay-in-kind securities pay interest through the issuance of additional securities. Zero coupon securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than securities that make regular payments of interest. The secondary market value of corporate debt securities structured as zero coupon securities or payment-in-kind securities may be more volatile in response to changes in interest rates than debt securities that pay interest periodically in cash. Because such securities do not pay current interest, but rather, income is accrued, to the extent that the Fund does not have available cash to meet distribution requirements with respect to such income, it could be required to dispose of portfolio securities that it otherwise would not. Such disposition could be at a disadvantageous price. Investment in such securities also involves certain tax considerations.

A Fund accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations, in which case the Fund will forego the purchase of additional income producing assets with these funds. Zero coupon securities include STRIPS, that is, securities underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. government, its agencies, authorities or instrumentalities. They also include Coupons Under Book Entry System ("CUBES"), which are component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

INFLATION-INDEXED BONDS

The Core Bond Fund may invest in inflation-indexed bonds, which are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing principal value, which has been adjusted for inflation.

Inflation-indexed securities issued by the U.S. Treasury will initially have maturities of five or ten years, although it is anticipated that securities with other maturities will be issued in the future. The securities will pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semiannually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semiannual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year reached 3%, the end-of-year par value of the bond would be $1,030 and the second semiannual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. There also can be no assurance that the U.S. Treasury will issue any particular amount of inflation-indexed bonds. Certain foreign governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-indexed bonds, and there may be a more liquid market in certain of these countries for these securities.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS

These are instruments in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables - see "Trade Claims") or to other parties. Direct debt instruments purchased by a Fund may have a maturity of any number of days or years, may be secured or unsecured, and may be of any credit quality. Direct debt instruments involve the risk of loss in the case of default or insolvency of the borrower. Direct debt instruments may offer less legal protection to a Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments also may include standby financing commitments that obligate a Fund to supply additional cash to the borrower on demand at the time when a Fund would not have otherwise done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

The Baron Small Cap Fund from time to time may also purchase indebtedness and participations therein, both secured and unsecured, of debtor companies in reorganization or financial restructuring. Such indebtedness may be in the form of loans, notes, bonds or debentures. When the Fund purchases a participation interest it assumes the credit risk associated with the bank or other financial intermediary as well as the credit risk associated with the issuer of any underlying debt instrument. The Fund may also purchase trade and other claims against, and other unsecured obligations of, such debtor companies, which generally represent money due a supplier of goods or services to such company. Some debt securities purchased by the Fund may have very long maturities. The length of time remaining until maturity is one factor the Sub-Advisor considers in purchasing a particular indebtedness. The purchase of indebtedness of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. The Sub-Advisor believes that the difference between perceived risk and actual risk creates the opportunity for profit that can be realized through thorough analysis. There are no established markets for some of this indebtedness and it is less liquid than more heavily traded securities. Indebtedness of the debtor company to a bank are not securities of the banks issuing or selling them. The Fund may purchase loans from national and state chartered banks as well as foreign ones. The Fund may invest in senior indebtedness of the debtor companies, although on occasion subordinated indebtedness may also be acquired. The Fund may also invest in distressed first mortgage obligations and other debt secured by real property. The Fund does not currently anticipate investing more than 5% of its total assets in trade and other claims.

These instruments will be considered illiquid securities and so will be limited, along with a Fund's other illiquid securities, to not more than 15% of the Fund's net assets.

TRADE CLAIMS

The Third Avenue Value Fund may invest in trade claims. Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty. For purchasers such as the Fund, trade claims offer the potential for profits since they are often purchased at a significant discount from face value and, consequently, may generate capital appreciation in the event that the market value of the claim increases as the debtor's financial position improves or the claim is paid.

An investment in trade claims is speculative and carries a high degree of risk. Trade claims are illiquid instruments that generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. The markets in trade claims are not regulated by federal securities laws or the SEC. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

SWAP AGREEMENTS

To help enhance the value of its portfolio or manage its exposure to different types of investments, the Funds may enter into interest rate, currency and mortgage swap agreements and may purchase and sell interest rate "caps," "floors" and "collars."

In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that notional principal amount is tied to a reference pool of mortgages.

In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on a Fund's performance. Swap agreements involve risks depending upon the other party's creditworthiness and ability to perform, as judged by the Fund Sub-Advisor, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

All swap agreements are considered as illiquid securities and, therefore, will be limited, along with all of a Fund's other illiquid securities, to 15% of that Fund's net assets.

CUSTODIAL RECEIPTS

Custodial receipts or certificates, such as Certificates of Accrual on Treasury Securities ("CATS"), Treasury Investors Growth Receipts ("TIGRs") and Financial Corporation certificates ("FICO Strips"), are securities underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. The underwriters of these certificates or receipts purchase a U.S. Government security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the U.S. Government security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. Government securities, described above. Although typically under the terms of a custodial receipt a Fund is authorized to assert its rights directly against the issuer of the underlying obligation, the Fund may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, if the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, if the trust or custodial account in which the underlying security has been deposited were determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

To secure prices deemed advantageous at a particular time, each Fund may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. A Fund will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by the Fund may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring.

Securities purchased on a when-issued or delayed-delivery basis may expose a Fund to risk because the securities may experience fluctuations in value prior to their actual delivery. The Fund does not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself. The Baron Small Cap Fund will limit its investments in when-issued securities to 5% of its total assets.

VARIABLE RATE DEMAND INSTRUMENTS

Certain Funds may purchase variable rate demand instruments. Variable rate demand instruments that the Funds will purchase are variable amount master demand notes that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal balance plus accrued interest at specified intervals upon a specific number of days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee, insurance or other credit facility issued with respect to such instrument.

The variable rate demand instruments in which the Funds may invest are payable on not more than thirty calendar days' notice either on demand or at specified intervals not exceeding thirteen months depending upon the terms of the instrument. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to thirteen months and their adjustments are based upon LIBOR or other prevailing interest rates as provided in the respective instruments. A security is priced at a coupon rate that causes its value to approximate par. Each Fund may only purchase variable rate demand instruments which have received a short-term rating meeting that Fund's quality standards from an NRSRO or unrated variable rate demand instruments determined by the Sub-Advisor to be of comparable quality. If such an instrument does not have a demand feature exercisable by a Fund in the event of default in the payment of principal or interest on the underlying securities, then the Fund will also require that the instrument have a rating as long-term debt in one of the top two categories by any NRSRO. The Sub-Advisor may determine that an unrated variable rate demand instrument meets a Fund's quality criteria if it is backed by a letter of credit or guarantee or insurance or other credit facility that meets the quality criteria for the Fund or on the basis of a credit evaluation of the underlying obligor. If an instrument is ever deemed to not meet a Fund's quality standards, such Fund either will sell it in the market or exercise the demand feature as soon as practicable.

Each of the Core Bond Fund and High Yield Fund will not invest more than 15% of its net assets in variable rate demand instruments as to which it cannot exercise the demand feature on not more than seven days' notice if it is determined that there is no secondary market available for these obligations and all other illiquid securities. The Funds intend to exercise the demand repurchase feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to a Fund in order to make redemptions of its shares, or (3) to maintain the quality standards of a Fund's investment portfolio.

While the value of the underlying variable rate demand instruments may change with changes in interest rates generally, the variable rate nature of the underlying variable rate demand instruments should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital depreciation is less than would be the case with a portfolio of fixed income securities. Each Fund may hold variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable banks' "prime rate," or other interest rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations or obligations of comparable quality with similar maturities.

REPURCHASE AGREEMENTS

Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. A Fund may enter into repurchase agreements with respect to U.S. Government securities with member banks of the Federal Reserve System and certain non-bank dealers approved by the Board of Trustees. Under each repurchase agreement, the selling institution is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Sub-Advisor reviews on an ongoing basis the value of the collateral and the creditworthiness of those non-bank dealers with whom the Fund enters into repurchase agreements. In entering into a repurchase agreement, a Fund bears a risk of loss in the event that the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement. Repurchase agreements are considered to be collateralized loans under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS

The Funds, except the Third Avenue Value Fund, may enter into reverse repurchase agreements. In a reverse repurchase agreement the Fund agrees to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price. Forward roll transactions are equivalent to reverse repurchase agreements but involve mortgage-backed securities and involve a repurchase of a substantially similar security. At the time the Fund enters into a reverse repurchase agreement it will place in a segregated custodial account cash or liquid securities having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. Reverse repurchase agreements are considered to be borrowings by a Fund for purposes of the limitations described in "Investment Restrictions" below. Also see "Borrowings" below.

COVERED DOLLAR ROLLS

The Core Bond Fund may enter into dollar rolls (also referred to as forward roll transactions) in which the Fund sells mortgage-based or other fixed-income securities and simultaneously commits to repurchase substantially similar, but not identical, securities on a specified future date. In a simple dollar roll transaction, the cash proceeds from this sale will be reinvested in high quality, short-term instruments, the maturity of which will coincide with the settlement date of the roll transaction. A strategy may also be used with respect to the dollar roll, where a series of 6 to 12 consecutive dollar roll transactions (approximately 30 days per transaction) are executed. This allows the Fund to purchase a slightly longer duration security with the cash proceeds from the sale and capitalize on potentially higher available yields. The additional duration from this strategy would be minimal. The Fund will not use such transactions for leveraging purposes and, accordingly, at the time the Fund enters into a dollar roll, it will set aside permissible liquid assets in a segregated custodial account to secure its obligation for the forward commitment to buy the securities. The value of such segregated assets must be at least equal to the value of the forward commitment or repurchase obligation (principal plus accrued interest), as applicable. The segregated assets effectively collateralize the Fund's right to receive the securities at the end of the roll period, and also serve to minimize the leveraging effect of the transaction.

In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest, including prepayments, paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

Dollar roll transactions are considered to be borrowings by the Fund and the use of such transactions will be subject to the Fund's investment limitations on borrowings. See "Borrowing" and "Investment Restrictions."

The risks associated with dollar rolls are market risk, since the price of the securities could drop lower than the agreed upon repurchase price during the roll period, or the securities that the Fund is required to repurchase may be worth less than the securities that the Fund originally held; and credit risk, since the counterpart to the transaction could fail to deliver the securities. If the counter party to which the Fund sells the securities becomes insolvent, the Fund's right to purchase or repurchase the securities may be restricted. Finally, there can be no assurance that Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

TEMPORARY INVESTMENTS

For temporary defensive purposes during periods when the Sub-Advisor of a Fund believes, in consultation with the Advisor, that pursuing the Fund's basic investment strategy may be inconsistent with the best interests of its shareholders, the Fund may invest its assets without limit in the following money market instruments: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including those purchased in the form of custodial receipts), repurchase agreements, certificates of deposit, master notes, time deposits and bankers' acceptances issued by banks or savings and loan associations having assets of at least $500 million as of the end of their most recent fiscal year and high quality commercial paper.

In addition, for the same purposes, each Fund may also hold a portion of its assets in money market instruments or cash in amounts designed to pay expenses, to meet anticipated redemptions or pending investments in accordance with its objectives and policies. Any temporary investments may be purchased on a when-issued basis.

INITIAL PUBLIC OFFERINGS (IPOs)

An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Funds' investments in IPO shares may include the securities of "unseasoned" companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product. The Third Avenue Value Fund intends to invest occasionally in the common stock of selected "unseasoned" companies.

CONVERTIBLE SECURITIES

Convertible securities may offer higher income than the common stocks into which they are convertible and include fixed-income or zero coupon debt securities, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both non-convertible debt securities and equity securities.

While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

REAL ESTATE INVESTMENT TRUSTS

The Third Avenue Value Fund, the Baron Small Cap Fund and the Growth & Income Fund may invest in the equity securities of real estate investment trusts ("REITs"), which can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments on real estate mortgages in which they are invested. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Investment in REITs is subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). REITs are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

STANDARD & POOR'S DEPOSITARY RECEIPTS ("SPDRs")

The Growth & Income Fund may invest up to 5% of its total assets in SPDRs. The Eagle Capital Appreciation Fund may also invest in SPDRs. SPDRs typically trade like a share of common stock and provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Index. There can be no assurance that this can be accomplished as it may not be possible for the portfolio to replicate and maintain exactly the composition and relative weightings of the S&P 500 Index securities. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment.

OTHER INVESTMENT COMPANIES

The Funds reserve the right to invest in the securities of other investment companies including money market funds, index funds, "country funds" (i.e., funds that invest primarily in issuers located in a specific foreign country or region), iSharesSM (formerly called World Equity Benchmark Shares or "WEBS"), S&P's Depository Receipts ("SPDRs"), business development companies and small business investment companies. A Fund may not invest more than 5% of its total assets in the securities of any one investment company. A Fund will indirectly bear its proportionate share of any advisory fees paid by investment companies in which it invests in addition to the management fee paid by such Fund.

The Advisor has received an exemptive order from the SEC that permits each Fund (except the Money Market Fund) to invest its univested cash or cash collateral in one or more affiliated money market funds. Each Fund (except the Money Market
Fund) may invest up to 25% of its assets in affiliated money market funds, subject to that Fund's investment limitations and certain other conditions pursuant to the exemptive order..

SHORT SALES

The Third Avenue Value Fund and the Baron Small Cap Fund may engage in short sales. When a Fund makes a short sale, it sells a security it does not own in anticipation of a decline in market price. The proceeds from the sale are retained by the broker until the Fund replaces the borrowed security. To deliver the security to the buyer, the Fund must arrange through a broker to borrow the security and, in so doing, the Fund will become obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. The Fund may have to pay a premium to borrow the security. The Fund may, but will not necessarily, receive interest on such proceeds. The Fund must pay to the broker any dividends or interest payable on the security until it replaces the security.

The Fund's obligation to replace the security borrowed will be secured by collateral deposited with the broker, consisting of cash or U.S. Government securities or other securities acceptable to the broker. In addition, the Fund will be required to deposit cash or U.S. Government securities as collateral in a segregated account with its custodian in an amount such that the value of both collateral deposits is at all times equal to at least 100% of the current market value of the securities sold short. The Fund will receive the interest accruing on any U.S. Government securities held as collateral in the segregated account with the custodian. The deposits do not necessarily limit the Fund's potential loss on a short sale, which may exceed the entire amount of the collateral deposits.

If the price of a security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, and if the price declines during this period, the Fund will realize a capital gain. Any realized capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend, or interest which the Fund may have to pay in connection with such short sale.

The Third Avenue Value Fund and the Baron Small Cap Fund may enter into short sales against the box. A short sale is against the box when, at all times during which a short position is open, the Fund owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short.

ASSET-BACKED SECURITIES

The Third Avenue Value Fund and the Balanced Fund may also invest in asset-backed securities that, through the use of trusts and special purpose vehicles, are securitized with various types of assets, such as automobile receivables, credit card receivables and home-equity loans in pass-through structures similar to the mortgage-related securities described below. In general, the collateral supporting asset-backed securities is of shorter maturity than the collateral supporting mortgage loans and is less likely to experience substantial prepayments. However, asset-backed securities are not backed by any governmental agency.

OVERSEAS PRIVATE INVESTMENT CORPORATION CERTIFICATES

The Funds may invest in Certificates of Participation issued by the Overseas Private Investment Corporation ("OPIC"). OPIC is a U.S. Government agency that sells political risk insurance and loans to help U.S. businesses invest and compete in over 140 emerging markets and developing nations worldwide. OPIC provides medium to long-term loans and guaranties to projects involving significant equity or management participation. OPIC can lend up to $250 million per project on either a project finance or a corporate finance basis in countries where conventional institutions are often unable or unwilling to lend on such a basis. OPIC issues Certificates of Participation to finance projects undertaken by U.S. companies. These certificates are guaranteed by OPIC and backed by the full faith and credit of the U.S. Government.

FLOATING RATE, INVERSE FLOATING RATE AND INDEX OBLIGATIONS

The Third Avenue Value Fund may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with (or inversely to) an underlying index or price. These securities may be backed by U.S. Government or corporate issuers, or by collateral such as mortgages. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. However, the Fund will not invest in any instrument whose value is computed based on a multiple of the change in price or value of an asset or an index of or relating to assets in which the Fund cannot or will not invest.

Floating rate securities pay interest according to a coupon that is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities.

The Third Avenue Value Fund does not intend to invest more than 5% of its total assets in inverse floating rate securities. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. Interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures a gain or loss may be realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

ASSET COVERAGE

To assure that a Fund's use of futures and related options, as well as when-issued and delayed- delivery transactions, forward currency contracts and swap transactions, are not used to achieve investment leverage, the Fund will cover such transactions, as required under applicable SEC interpretations, either by owning the underlying securities or by establishing a segregated account with the Trust's custodian containing liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

WARRANTS AND RIGHTS

Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Baron Small Cap Fund and the Eagle Capital Appreciation Fund may purchase warrants and rights, provided that neither Fund presently intends to invest more than 5% of its net assets at the time of purchase in warrants and rights other than those that have been acquired in units or attached to other securities.

INVESTMENT IN EQUITY AND DEBT SECURITIES BY THE THIRD AVENUE VALUE FUND

In selecting common stocks for the Third Avenue Value Fund, the Sub-Advisor generally seeks companies that exhibit the following characteristics:

o A strong financial position, as measured not only by balance sheet data but also by off-balance sheet assets, liabilities and contingencies (as disclosed in footnotes to financial statements and as determined through research of public information), where debt service(1) consumes a small part of such companies' cash flow.

o Responsible management and control groups, as gauged by managerial competence as operators and investors as well as by an apparent absence of intent to profit at the expense of stockholders.

o Availability of comprehensive and meaningful financial and related information. A key disclosure is audited financial statements and information which the Sub-Advisor believes are reliable benchmarks to aid in understanding the business, its values and its dynamics.

o Availability of the security at a market price which the Sub-Advisor believes is at a substantial discount to the Sub-Advisor's estimate of what the issuer is worth as a private company or as a takeover or merger and acquisition candidate.

In selecting preferred stocks, the Sub-Advisor will use its selection criteria for either common stocks or debt securities, depending on the Sub-Advisor's determination as to how the particular issue should be viewed, based, among other things, upon the terms of the preferred stock and where it fits in the issuer's capital structure. Preferred stocks are usually entitled to rights on liquidation, which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks of the same issuer. Such securities may pay cumulative dividends. Because the dividend rate is pre-established, and as they are senior to common stocks, such securities tend to have less possibility of capital appreciation.

The Third Avenue Value Fund intends its investment in debt securities to be, for the most part, in securities which the Sub-Advisor believes will provide above-average current yields, yields to events, or yields to maturity. In selecting debt instruments for the Fund, the Sub-Advisor requires the following characteristics:

o    Strong covenant protection, and

o Yield to maturity at least 500 basis points above that of a comparable credit.

In acquiring debt securities for the Fund, the Sub-Advisor generally will look for covenants that protect holders of the debt issue from possible adverse future events such as, for example, the addition of new debt senior to the issue under consideration. Also, the Sub-Advisor will seek to analyze the potential impacts of possible extraordinary events such as corporate restructurings, refinancings, or acquisitions. The Sub-Advisor will also use its best judgment as to the most favorable range of maturities. In general, Third Avenue Value Fund will acquire debt issues that have a senior position in an issuer's capitalization and will avoid "mezzanine" issues such as non-convertible subordinated debentures. See also "Fixed-Income and Other Debt Investment Securities."

----------
(1) "Debt service" means the current annual required payment of interest and principal to creditors.

INVESTMENTS BY THE ETF FUNDS

Each ETF Fund seeks to achieve its investment goal by investing substantially all of its assets in a select group of exchange traded funds (ETFs) of the iShares(R) Trust* representing a different combinations of stocks, bonds, and cash investments and reflecting varying degrees of potential investment risk and reward. Each ETF Fund may also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

THE ETF FUNDS ARE INVESTED IN THE FOLLOWING UNDERLYING FUNDS AT THE PERCENTAGES
INDICATED:


----------------------------------------------------------------- --------------- ------------ ------------ ------------
                                                                   Conservative    Moderate    Aggressive    Enhanced
Underlying Funds                                                     ETF Fund      ETF Fund     ETF Fund     ETF Fund
----------------------------------------------------------------- --------------- ------------ ------------ ------------
iShares(R) Trust: iShares Lehman 1-3 Treasury Bond Fund                   5%            --           --           --
iShares(R) Trust: iShares Lehman Aggregate Bond Fund                     54%            39%          20%           3%
iShares(R) Trust: iShares MSCI EAFE Index Fund                            6%             9%          12%          22%
iShares(R) Trust: iShares S&P MidCap 400 Value Index Fund                 2%             3%           4%           3%
iShares(R) Trust: iShares S&P MidCap 400 Growth Index Fund                2%             3%           4%           3%
iShares(R) Trust: iShares S&P SmallCap 600 Value Index Fund               1%             2%           3%          22%
iShares(R) Trust: iShares S&P SmallCap 600 Growth Index Fund              1%             1%           1%           3%
iShares(R) Trust: iShares S&P 500 Large Cap Value Index Fund             15%            23%          31%          22%
iShares(R) Trust: iShares S&P 500 Large Cap Growth Index Fund            10%            14%          19%          22%
iShares(R) Trust: iShares S&P 500 Index Fund                              4%             6%           6%           --
----------------------------------------------------------------- --------------- ------------ ------------ ------------


*iShares(R) is a registered mark of Barclays Global Investors, N.A. ("BGI"). BGI's only relationship to the Trust and its affiliates is the licensing of certain trademarks and trade names of BGI. The ETF Funds are not sponsored, endorsed, sold, or promoted by BGI. BGI makes no representations or warranties to the shareholders of the ETF Funds or any member of the public regarding the advisability of investing in the ETF Funds or the iShares Funds. BGI has no obligation or liability in connection with the operation, marketing, or trading of the ETF Funds.

The following information directly relates to the investment policies, techniques, and risks of the underlying funds. It provides information about the types of securities in which one or more of the ETF Funds may invest through their investment in the underlying funds. However, the information in "Money Market Instruments" and "Repurchase Agreements" also applies generally to direct investments that may be made by the ETF Funds.

ETF FUNDS - GENERALLY

The investment objective of each underlying fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index representing a segment of the U.S. bond market (in the case of the underlying bond funds) or representing publicly traded equity securities of companies in a particular broad market, market segment, market sector or group of industries (in the case of the underlying equity funds). Each underlying fund is managed by Barclays Global Fund Advisors ("BGFA"), a subsidiary of BGI.

Shares of each underlying fund are listed on the AMEX, the NYSE, or the CBOE and trade throughout the day on these listing exchanges and other secondary markets. There can be no assurance that the requirements of a listing exchange necessary to maintain the listing of shares of any underlying fund will continue to be met. A listing exchange may, but is not required to, remove the shares of an underlying fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of an underlying fund, there are fewer than 50 beneficial owners of the shares of an underlying fund for 30 or more consecutive trading days; (ii) the value of the underlying index on which such underlying fund is based is no longer calculated or available; or (iii) such other event shall occur or condition shall exist that, in the opinion of the listing exchange, makes further dealings on the listing exchange inadvisable. A listing exchange will remove the shares of an underlying fund from listing and trading upon termination of such underlying fund. As in the case of other publicly traded securities, brokers' commissions on transactions will be based on negotiated commission rates at customary levels. The Trust reserves the right to adjust the share prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable underlying fund.

THE FOLLOWING SECTION APPLIES TO THE iSHARES LEHMAN AGGREGATE BOND FUND.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES

The iShares Lehman Aggregate Bond Fund may invest in asset-backed and commercial mortgaged-backed securities (though it currently does not intend to do so). Asset-backed securities are securities backed by installment contracts, credit-card receivables or other assets. Commercial mortgage-backed securities are securities backed by commercial real estate properties. Both asset-backed and commercial mortgage-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, "passed through" to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). The average life of asset-backed and commercial mortgage-backed securities varies with the maturities of the underlying instruments and, as a result of prepayments, can often be less than the original maturity of the assets underlying the securities. For this and other reasons, an asset-backed and commercial mortgage-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

THE FOLLOWING SECTION APPLIES TO THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

BONDS

Each underlying fund invests a substantial portion of its assets in U.S. registered, dollar-denominated bonds. A bond is an interest-bearing security issued by a company, governmental unit or, in some cases, a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date.

An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

CURRENCY TRANSACTIONS

No underlying fund expects to engage in currency transactions for the purpose of hedging against declines in the value of the underlying fund's assets that are denominated in a foreign currency. An underlying fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of an underlying fund's return with the performance of the underlying index and may lower the underlying fund's return. The underlying fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each underlying fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

DIVERSIFICATION STATUS

Each underlying fund, except the iShares MSCI EAFE Index Fund, is diversified for purposes of the federal securities laws. With respect to 75% of an underlying fund's total assets, a diversified underlying fund does not invest more than 5% of its total assets in securities of any one issuer and does not acquire more than 10% of the outstanding voting securities of any one issuer (excluding cash and cash items, government securities, and securities of other investment companies). The remaining 25 percent of the underlying fund's total assets may be invested in any manner.

A "non-diversified" classification means that an underlying fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may dominate the underlying index of such an underlying fund and, consequently, the underlying fund's investment portfolio. This may adversely affect the underlying fund's performance or subject the underlying fund's shares to greater price volatility than that experienced by more diversified investment companies.

In addition, both diversified and non-diversified underlying funds may concentrate their investments in a particular industry or group of industries, as noted in the description of such underlying fund. The securities of issuers in particular industries may dominate the underlying index of such an underlying fund and consequently the underlying fund's investment portfolio. This may adversely affect its performance or subject the underlying fund's shares to greater price volatility than that experienced by less concentrated investment companies.

Each underlying fund, however (whether diversified or non-diversified), intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, and to relieve the underlying fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Internal Revenue Code severely limits the investment flexibility of certain underlying funds and makes it less likely that such underlying funds will meet their investment objectives.

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

FOREIGN SECURITIES

Each underlying fund may purchase publicly traded common stocks of foreign corporations. Each underlying fund's investment in common stock of foreign corporations may also be in the form of American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"). ADRs and GDRs are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

FUTURES AND OPTIONS

Each underlying fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective underlying index, to facilitate trading or to reduce transaction costs. Each underlying fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. No underlying fund will use futures or options for speculative purposes. Each underlying fund intends to use futures and options in accordance with Rule (degree) of the Commodity Exchange Act ("CEA"). The Trust, on behalf of each underlying fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, each underlying fund is not subject to registration or regulation as a commodity pool operator under the CEA.

A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each underlying fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each underlying fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. Each underlying fund may enter into futures contracts to purchase security investments when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each underlying fund. The potential for loss related to writing options is unlimited.

Each underlying fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Upon entering into a futures contract, an underlying fund will be required to deposit with the broker an amount of cash or cash equivalents known as "initial margin," which is in the nature of a performance bond or good faith deposit on the contract and is returned to each underlying fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each underlying fund may elect to close the position by taking an opposite position, which will operate to terminate the underlying fund's existing position in the contract.

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

ILLIQUID SECURITIES

Each underlying fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

INVESTMENT COMPANIES, REITs

Each underlying fund may invest in the securities of other investment companies (including money market funds) and (except with respect to the iShares Lehman 1-3 Treasury Bond Fund and iShares Lehman Aggregate Bond Fund) real estate investment trusts to the extent allowed by law. Under the 1940 Act, an underlying fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the underlying fund's total assets with respect to any one investment company and (iii) 10% of the underlying fund's total assets with respect to investment companies in the aggregate. Each underlying fund may invest its assets in securities of money market funds advised by BGFA or otherwise affiliated with such underlying fund. No underlying fund will invest more than 10% of its total assets in investment companies or other pooled investment vehicles.

LENDING PORTFOLIO SECURITIES

Pursuant to guidelines approved by the underlying fund's Board, each underlying fund may lend its portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the U.S., organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the underlying fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the underlying fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the underlying funds' securities lending agent considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution.

An underlying fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the underlying fund. In connection with lending securities, an underlying fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, an underlying fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the applicable underlying fund if a material event affecting the investment is to occur. An underlying fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent.

BGI acts as securities lending agent for the underlying funds, subject to the overall supervision of BGFA. Pursuant to an exemptive order granted by the SEC, BGI is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard. The underlying funds have also obtained permission from the SEC (via exemptive order) to lend portfolio securities to certain affiliated borrowers, subject to a number of conditions.

MONEY MARKET INSTRUMENTS

Each ETF Fund or underlying fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which the ETF Funds or underlying fund may invest include: (i) short-term obligations issued by the U.S. Government;
(ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality is determined by BGFA; and
(iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. BGFA received an exemptive order from the SEC that permits the funds it manages, including the underlying funds of the Trust, to invest in shares of money market funds affiliated with BGFA. Pursuant to this order, the underlying funds are permitted to invest in shares of money market funds affiliated with BGFA for cash management purposes.

THE FOLLOWING SECTION APPLIES TO THE iSHARES LEHMAN AGGREGATE BOND FUND.

MORTGAGE PASS-THROUGH SECURITIES

A significant portion of the Lehman Brothers U.S. Aggregate Index (the "Lehman Aggregate Index") (recently, about 33%) represents the U.S. agency mortgage pass-through segment of the U.S. investment grade bond market. Therefore, a substantial portion of the Lehman Aggregate Bond Fund is invested to seek exposure to a representative sample of U.S. agency mortgage pass-through securities. The term "U.S. agency mortgage pass-through security" refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. Government-sponsored enterprises: the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") or Federal Home Loan Mortgage Corporation ("FHLMC"). In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a "pool" consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. The portion of the Lehman Aggregate Index representing the mortgage pass-through segment of the U.S. investment grade bond market is comprised of multiple pools of mortgage pass-through securities.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, the iShares Lehman Aggregate Bond Fund seeks to obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of "to-be-announced" or "TBA transactions." "TBA" refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely accepted guidelines that establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to settlement date. The underlying fund intends to use TBA transactions in several ways. For example, the underlying fund expects that it will regularly enter into TBA agreements and "roll over" such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a "TBA roll." In a "TBA roll" the underlying fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, the underlying fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counter party to a TBA transaction would expose the underlying fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the underlying fund will enter into TBA transactions only with established counter parties (such as major broker-dealers) and BGFA will monitor the creditworthiness of such counter parties. The underlying fund's use of "TBA rolls" may cause the underlying fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders (which may be taxable) than the other underlying funds described herein.

The iShares Lehman Aggregate Bond Fund intends to invest cash pending settlement of any TBA transactions in money market instruments, repurchase agreements or other high-quality, liquid short-term instruments, including money market funds affiliated with BGFA.

REPURCHASE AGREEMENTS

Each ETF Fund or underlying fund may enter into repurchase agreements with banks and securities dealers. Such transactions entail the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price, reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Should an ETF Fund or underlying fund enter into a repurchase agreement, it would maintain custody of the underlying securities prior to their repurchase. Thus, the obligation of the bank or the dealer to pay the repurchase price on the date agreed would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 100% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose each ETF Fund or underlying fund to possible loss because of adverse market action, expenses or delays in connection with the disposition of the underlying obligations. The financial institutions with which each ETF Fund or underlying fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy. BGFA or the Sub-Advisor will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain the value of the securities subject to the agreement to equal at least 100% of the repurchase price (including accrued interest). In addition, the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, must be equal to or greater than 100% of the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The value of the securities will be marked-to-market daily. Under the 1940 Act, repurchase agreements are considered loans.

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

REVERSE REPURCHASE AGREEMENTS

Each underlying fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the underlying fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the underlying fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the underlying fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each underlying fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the underlying fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each underlying fund's assets. The custodian bank will maintain a separate account for each underlying fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS

Each underlying fund may invest in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which an underlying fund may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("FDIC"); (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by BGFA, (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks which may be purchased by an underlying fund.

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

SWAP AGREEMENTS

Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the underlying fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of an underlying fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank. The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

THE FOLLOWING SECTION APPLIES TO THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

U.S. GOVERNMENT OBLIGATIONS

The iShares Lehman 1-3 Treasury Bond Fund invests almost exclusively in various types of U.S. Government obligations and the iShares Lehman Aggregate Bond Fund invests a portion of its assets in U.S. Government obligations. U.S. Government obligations are a type of bond. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Government National Mortgage Association (i.e., GNMA) certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association (i.e., FNMA) notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

GENERAL CONSIDERATIONS AND RISKS

An investment in an underlying fund should be made with an understanding that the value of an underlying fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market. An investment in an underlying fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of iShares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although most of the securities in the underlying investments are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of an underlying fund's shares will be adversely affected if trading markets for an underlying fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

THE FOLLOWING SECTION APPLIES TO ALL THE UNDERLYING FUNDS EXCEPT THE iSHARES LEHMAN 1-3 TREASURY BOND FUND AND iSHARES LEHMAN AGGREGATE BOND FUND.

RISKS OF FUTURES AND OPTIONS TRANSACTIONS

There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each underlying fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the underlying index. In the event of adverse price movements, an underlying fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if an underlying fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, an underlying fund may be required to deliver the instruments underlying the future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The underlying funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The underlying funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by an underlying fund involves the risk of imperfect or even negative correlation to the underlying index if the index underlying the futures contract differs from the underlying index. There is also the risk of loss by an underlying fund of margin deposits in the event of bankruptcy of a broker with whom an underlying fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each underlying fund to substantial losses. In the event of adverse price movements, each underlying fund would be required to make daily cash payments of variation margin.

Although each underlying fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

RATING SERVICES

The ratings of nationally recognized statistical rating organizations represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, each Sub-Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event would require a Fund to eliminate the obligation from its portfolio, but a Sub-Advisor will consider such an event in its determination of whether a Fund should continue to hold the obligation. A description of the ratings used herein and in the Trust's Prospectus is set forth in the Appendix.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES. The "fundamental policies" of each Fund may not be changed with respect to the Fund without the approval of a "majority of the outstanding voting securities" of the Fund. "Majority of the outstanding voting securities" under the 1940 Act, and as used in this SAI and the Prospectus, means, the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund.

THE FOLLOWING FUNDAMENTAL POLICIES ARE APPLICABLE TO ALL FUNDS:

         Each Fund may not:

         (1) issue senior securities except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act;

         (2) engage in borrowing except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act;

         (3) underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies;

         (4) (i) (ALL FUNDS EXCEPT ETF FUNDS) purchase the securities of an issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

              (ii) (ETF FUNDS) concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) except that an ETF Fund will concentrate to approximately the same extent that its underlying funds and their underlying index concentrates in the stocks of such particular industry or group of industries (for purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered issued by members of any industry);

         (5) purchase or sell real estate except that the Fund may (i) hold and sell real estate acquired as a result of the Fund's ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by real estate, or interests in real estate; and (iii) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate;

         (6) purchase or sell physical commodities except that the Fund may (i) hold and sell physical commodities acquired as a result of the Fund's ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by physical commodities; (iii) purchase or sell options, and
(iv) purchase or sell futures contracts; and

         (7) make loans to other persons except that the Fund may (i) engage in repurchase agreements (or reverse repurchase agreements for the ETF Funds); (ii) lend portfolio securities, (iii) purchase debt securities; (iv) purchase commercial paper; and (v) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

NONFUNDAMENTAL OPERATING POLICIES. Certain Funds have adopted additional restrictions as a matter of "operating policy." These restrictions are nonfundamental and are changeable by the Board of Trustees without a shareholder vote.

THE FOLLOWING NONFUNDAMENTAL OPERATING POLICIES ARE APPLICABLE TO ALL FUNDS, EXCEPT THE MID CAP GROWTH FUND, BARON SMALL CAP FUND, THIRD AVENUE VALUE FUND, EAGLE CAPITAL APPRECIATION FUND, MONEY MARKET FUND AND ETF FUNDS.

         The Funds may not:

(i) ENHANCED DIVIDEND 30 FUND, VALUE PLUS FUND, GROWTH & INCOME FUND, BALANCED FUND AND HIGH YIELD FUND - borrow money (including through reverse repurchase agreements or covered dollar rolls involving mortgage-backed securities or similar investment techniques entered into for leveraging purposes), except that the Fund may borrow for temporary or emergency purposes up to 10% of its total assets; provided, however, that no Fund may purchase any security while outstanding borrowings exceed 5%;

         CORE BOND FUND ONLY - except for the use of reverse repurchase agreements and covered dollar rolls, borrow money from banks or other persons in an amount not exceeding 10% of its total assets, as a temporary measure for extraordinary or emergency purposes.

(ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

(iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

(iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

(v) invest for the purpose of exercising control or management;

(vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company, provided further that, except in the case of a merger or consolidation, the Fund shall not purchase any securities of any open-end investment company unless the Fund (1) waives the investment advisory fee, with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment;

(vii) invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (defined as a security that cannot be sold in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security) not including (a) Rule 144A securities that have been determined to be liquid in accordance with guidelines approved by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which is not traded flat or in default as to interest or principal and either
(i) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations ("NRSRO'S") and the Fund's Board of Trustees have determined the commercial paper to be liquid in accordance with the guidelines approved by the Fund's Board of Trustees; or (ii) if only one NRSRO rates the security, the security is rated in one of the two highest categories by that NRSRO and the Fund Advisor has determined that the commercial paper is equivalent quality and is liquid in accordance with guidelines approved by the Fund's Board of Trustees;

(viii) invest more than 10% of the Fund's total assets in securities that are restricted from being sold to the public without registration under the 1933 Act (other than Rule 144A Securities deemed liquid in accordance with guidelines approved by the Fund's Board of Trustees);

(ix) purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

(x) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time;

(xi) purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of the Fund's aggregate investment in such classes of securities will exceed 5% of its total assets;

(xii) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the OCC, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or liquid securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written); and

(xiii) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets.

THE FOLLOWING NONFUNDAMENTAL OPERATING POLICIES ARE APPLICABLE TO THE MID CAP GROWTH FUND.

(i) The Mid Cap Growth Fund intends to borrow money only as a temporary measure for extraordinary or emergency purposes. In addition, the Fund may engage in reverse repurchase agreements, forward roll transactions involving mortgage-backed securities or other investment techniques entered into for the purpose of leverage.

(ii) The following activities will not be considered to be issuing senior securities with respect to the Fund: (a) collateral arrangements in connection with any type of option, futures contract, forward contract or swap; (b) collateral arrangements in connection with initial and variation margin; (c) a pledge, mortgage or hypothecation of the Fund's assets to secure its borrowings; or (d) a pledge of the Fund's assets to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.

THE FOLLOWING NONFUNDAMENTAL OPERATING POLICIES ARE APPLICABLE TO THE BARON SMALL CAP FUND AND THE THIRD AVENUE VALUE FUND:

(i) The Funds do not currently intend to borrow money or issue senior securities, except that the Third Avenue Value Fund may borrow in an amount up to 10% of its total assets from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge its assets in connection with such borrowing. Baron Small Cap Fund may borrow money from banks on an unsecured basis and may pay interest thereon in order to raise additional cash for investment or to meet redemption requests. The Baron Small Cap Fund may not borrow amounts in excess of 20% of its total assets taken at cost or at market value, whichever is lower, and then only from banks as a temporary measure for extraordinary or emergency purposes. If such borrowings exceed 5% of the Baron Small Cap Fund's total assets, the Fund will make no further investments until such borrowing is repaid. It is the current intention of the Baron Small Cap Fund not to borrow money in excess of 5% of its assets. A Fund may pledge up to 5% (10% in the case of Baron Small Cap Fund) of its total assets as security for such borrowing. For purposes of this restriction, the deposit of initial or maintenance margin in connection with futures contracts will not be deemed to be a pledge of the assets of a Fund.

(ii) The Funds do not currently intend to mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by a Fund except as may be necessary in connection with permitted borrowings and then not in excess of 5% of the Fund's total assets taken at cost (10% in the case of Baron Small Cap Fund), provided that this does not prohibit escrow, collateral or margin arrangements in connection with the use of options, futures contracts and options on futures contracts by a Fund that may use options or futures strategies.

(iii) The Funds do not currently intend to purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that a Fund that may use options or futures strategies and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts.

(iv) The Funds do not currently intend to make short sales of securities or maintain a short position, except to the extent described in the Prospectus or SAI.

(v) BARON SMALL CAP FUND ONLY. The Fund may write call options if the calls written by any of the Fund are covered throughout the life of the option. A call is covered if the Fund (i) owns the optioned securities, (ii) has an immediate right to acquire such securities, without additional consideration, upon conversion or exchange of securities currently held in the Fund or (iii) in the case of options on certain U.S. Government securities or which are settled in cash, the Fund maintains, in a segregated account with the custodian, cash or U.S. Government securities or other appropriate high-grade debt obligations with a value sufficient to meet its obligations under the call.

(vi) BARON SMALL CAP FUND ONLY. The Fund may write listed put options only if they are secured. A put is secured if a Fund (i) maintains in a segregated account with the custodian, cash or U.S. Government securities or other appropriate high-grade debt obligations with a value equal to the exercise price or (ii) holds a put on the same underlying security at an equal or greater exercise price.

(vii) The Funds may purchase a put or call option, including any straddles or spreads, only if the value of its premium, when aggregated with the premiums on all other options held by the Fund, does not exceed 5% of the Fund's total assets.

(viii) The Funds do not currently intend to purchase or sell futures contracts or related options if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions and margin and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. For purposes of this guideline, options on futures contracts and foreign currency options traded on a commodities exchange will be considered related options.

(ix) The Funds do not currently intend to enter into futures contracts, options on futures contracts or foreign currency options traded on a commodities exchange for which the aggregate initial margin and premiums exceed 5% of a Fund's total assets (calculated in accordance with CFTC regulations).

THE FOLLOWING NONFUNDAMENTAL OPERATING POLICIES ARE APPLICABLE TO THE EAGLE CAPITAL APPRECIATION FUND.

(i) The Fund does not currently intend to borrow money or issue senior securities, except in an amount up to 10% of its total assets from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge up to 5% of its total assets as security for such borrowing.

(ii) The Fund does not currently intend to mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with permitted borrowings and then not in excess of 5% of the Fund's total assets taken at cost.

(iii) The Fund does not currently intend to purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions.

(iv) The Fund does not currently intend to purchase any securities issued by any other investment company except (i) by purchase in the open market where no commission or profit, other than a customary broker's commission, is earned by any sponsor or dealer associated with the investment company whose shares are acquired as a result of such purchase, (ii) in connection with the merger, consolidation or acquisition of all the securities or assets of another investment company and (iii) purchases of collateralized mortgage obligations or asset-backed securities, the issuers of which are investment companies.

(v) The Fund does not currently intend to make short sales of securities or maintain a short position.

(vi) The Fund does not currently intend to purchase or sell puts, calls, options, straddles, commodities or commodities futures.

THE FOLLOWING NONFUNDAMENTAL OPERATING POLICIES ARE APPLICABLE ONLY TO THE MONEY MARKET FUND.

(i) The Money Market Fund does not currently intend to issue or sell any senior security as defined by the 1940 Act except insofar as any borrowing that the Fund may engage in may be deemed to be an issuance of a senior security.

(ii) The Money Market Fund does not currently intend to borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets. The Money Market Fund does not currently intend to make any borrowing that would cause outstanding borrowings to exceed one-third of the value of its total assets.

(iii) The Money Market Fund does not currently intend to purchase, hold or deal in real estate.

(iv) The Money Market Fund does not currently intend to purchase, hold or deal in commodities.

(v) The Money Market Fund does not currently intend to engage in the purchase or sale of put or call options.

(vi) The Money Market Fund does not currently intend to make loans to other persons if, as a result, more than one-third of the value of the Fund's total assets would be subject to such loans. This limitation does not apply to (a) the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies and limitations or (b) engaging in repurchase transactions.

(vii) The Money Market Fund does not currently intend to invest in oil, gas or other mineral explorative or development programs.

(viii) The Money Market Fund does not currently intend to invest more than 25% of its total assets in the securities of issuers in any particular industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or repurchase agreements with respect thereto.

(ix) The Money Market Fund does not currently intend to purchase the securities of any issuer if such purchase at the time thereof would cause more than 5% of the value of its total assets to be invested in the securities of such issuer (the foregoing limitation does not apply to investments in government securities as defined in the Investment Company Act of 1940).

(x) The Money Market Fund does not currently intend to invest more than 25% of its total assets in a particular industry, except that the Fund may invest more than 25% of total assets in securities of banks. Currently, the Securities and Exchange Commission defines the term "bank" to include U.S. banks and their foreign branches if, in the case of foreign branches, the parent U.S. bank is unconditionally liable for such obligations. These limitations do not apply to obligations of the U.S. government or any of its agencies or instrumentalities. The Money Market Fund does not consider utilities or companies engaged in finance generally to be one industry. Finance companies will be considered a part of the industry they finance (e.g., GMAC-auto; VISA-credit cards). Utilities will be divided according to the types of services they provide; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

(xi) The Money Market Fund does not currently intend to purchase securities for which there are legal or contractual restrictions on resale or enter into a repurchase agreement maturing in more than seven days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities.

(xii) The Money Market Fund does not currently intend to invest more than 5% of its total assets in the securities of any investment company and will not invest more than 10% of the value of its total assets in securities of other investment companies.

(xiii) The Money Market Fund does not currently intend to purchase securities or evidence of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities.

(xiv) The Money Market Fund does not currently intend to make short sales of securities, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

THE FOLLOWING NONFUNDAMENTAL OPERATING POLICY IS APPLICABLE ONLY TO THE HIGH YIELD FUND, THE CORE BOND FUND, THE BARON SMALL CAP FUND AND THE MID CAP GROWTH FUND.

Each Fund may not change its policy of investing, under normal circumstances, at least 80% of its net assets (defined as net assets, plus the amount of any borrowings for investment purposes), in investments suggested by the Fund's name as described in the Prospectus, without providing shareholders with at least 60 days' prior notice of such change. The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

                                 CODE OF ETHICS

The Trust, the Distributor, the Advisor and the Sub-Advisors have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act governing the personal investment activity by investment company personnel, including portfolio managers, and other persons affiliated with the Funds who may be in a position to obtain information regarding investment recommendations or purchases and sales of securities for a Fund. These Codes permit persons covered by the Codes to invest in securities for their own accounts, and may permit such persons to invest in securities that may be purchased or held by a Fund, subject to restrictions on investment practices that may conflict with the interests of the Funds.

                             PROXY VOTING PROCEDURES

Each Fund has adopted its Sub-Advisor's policies and procedures for voting proxies relating to portfolio securities held by the Funds, including procedures used when a vote presents a conflict between the interests of a Fund's shareholders and those of the Sub-Advisor or its affiliates. Information about how the Funds voted proxies relating to their portfolio securities during the most recent year ended June 30 is available by August 31st of that year without charge, upon request, by calling toll-free 1-800-543-0407 and on the SEC website at http://www.sec.gov. Listed below is a summary of the Sub-Advisors' proxy voting procedures:

TCW INVESTMENT MANAGEMENT COMPANY. TCW has adopted proxy-voting guidelines on issues involving governance, capital structure, mergers and restructuring, board of directors, anti-takeover provisions, compensation and other issues. When voting proxies, TCW's utmost concern is that all decisions be made solely in the interests of the Fund and with the goal of maximizing the value of the Fund's investments. The voting guidelines generally specify whether TCW will vote for or against a particular type of proposal. TCW's underlying philosophy is that its portfolio managers are best able to determine how best to further the Fund's interests and goals. The portfolio managers may, in their discretion, take into account the recommendations of TCW management, the Proxy Committee and an outside proxy voting service.

Consistent with the approaches described above, the following are examples of TCW's voting position on specific matters.

      o     TCW will vote for director nominees in uncontested elections.

      o TCW will vote against proposals to authorize preferred stock if the Board has unlimited rights to set the terms and conditions.

      o TCW will vote against proposals to ratify or adopt poison pill plans.

      o TCW will vote against proposals to establish or increase super majority vote requirements.

      o TCW will vote for executive and director compensation plans unless they are dilutive beyond pre-determined levels, in which case such votes will be determined on a case-by-case basis.

      o     TCW will vote for mergers and acquisitions.

If a potential conflict of interest arises, the primary means by which TCW will avoid a conflict is by casting such votes solely in the interests of the Fund and in the interests of maximizing the value of its portfolio holdings. If a conflict of interest arises and the proxy vote is predetermined, TCW will vote accordingly. If a conflict of interest arises and there is no predetermined vote, TCW will refer the vote to an outside service for its consideration in the event the client's relationship is determined to be material to TCW. If TCW identifies a conflict of interest between a portfolio manager and an issuer soliciting proxy votes from TCW clients, the Proxy Committee will cast the vote.

WESTFIELD CAPITAL MANAGEMENT COMPANY LLC. Westfield's policy is to vote all proxies in the best interest of the Fund in accordance with its fiduciary obligations and applicable law. Westfield has a Proxy Committee composed of individuals from the investment committee, operations staff and compliance department. The Proxy Committee is responsible for setting general policy as to proxies. Westfield has also contracted with Glass Lewis & Co. to assist in the proxy research voting process by providing proxy-voting research. ADP ProxyEdge is utilized to manage and maintain documentation to substantiate the manner in which Westfield votes. Westfield maintains written voting guidelines, that are available on its website, setting forth the voting positions determined by its Proxy Committee on those issues believed most likely to arise day to day. These issues include board-approved proposals (election of directors, executive compensation, capitalization, acquisitions, mergers, reorganizations and anti-takeover measures) and shareholder proposals. Westfield will vote proxies in accordance with these guidelines, subject to the following exceptions: 1) if the portfolio manager believes that following the guidelines would not be in the Fund's best interests, 2) for clients with plan assets subject to ERISA, Westfield may accept instructions to vote proxies in accordance with AFL-CIO proxy voting guidelines except when voting in accordance with AFL-CIO guidelines would be inconsistent with ERISA, and 3) for issues not specifically covered by the proxy voting guidelines adopted by the Committee or in situations where the Proxy Manager or members of the Committee determine that consultation is prudent, the Proxy Manager will consult with the Analyst and Committee in determining how to vote.

The following are examples of Westfield's voting position on specific matters.

      o Westfield will withhold votes for any nominee for director if the board does not have a majority of independent directors or the board does not have a nominating, audit and compensation committee composed solely of independent directors.

      o Westfield will vote on a case-by-case basis board approved proposals relating to executive compensation. Westfield may vote against executive compensation proposals where compensation is excessive by reasonable corporate standards or where a company fails to provide transparent disclosure of executive compensation.

      o Westfield will vote against board approved proposals to adopt anti-takeover measures such as a shareholder rights plan, supermajority voting provisions, issuance of blank check preferred stock and the creation of a separate class of stock with disparate voting rights, except Westfield will vote on a case-by-case basis poison pill proposals and will vote for proposals to adopt fair price provisions.

If a conflict of interest should arise when voting proxies of an issuer that has a significant business relationship with Westfield, Westfield will vote proxies based solely on the investment merits of the proposal.

FORT WASHINGTON INVESTMENT ADVISORS, INC. Fort Washington's policy is to vote proxies in the best interests of a Fund at all times. Fort Washington has adopted procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of a Fund in accordance with its fiduciary duties and SEC rules governing investment advisers. Reflecting a basic investment philosophy that good management is shareholder focused, proxy votes will generally be cast in support of management on routine corporate matters and in support of any management proposal that is plainly in the interest of all shareholders. Specifically, proxy votes generally will be cast in favor of proposals that:

      o maintain or strengthen the shared interests of stockholders and management;

      o     increase shareholder value; and

      o     maintain or increase shareholder rights generally.

Proxy votes will generally be cast against proposals having the opposite effect of the above. Where Fort Washington perceives that a management proposal, if approved, would tend to limit or reduce the market value of the company's securities, it will generally vote against it. Fort Washington generally supports shareholder rights and recapitalization measures undertaken unilaterally by boards of directors properly exercising their responsibilities and authority, unless such measures could have the effect of reducing shareholder rights or potential shareholder value. In cases where shareholder proposals challenge such actions, Fort Washington's voting position will generally favor not interfering with the directors' proper function in the interest of all shareholders.

Fort Washington may delegate its responsibilities under its proxy voting procedures to a third party, provided that Fort Washington retains final authority and fiduciary responsibility for proxy voting. Fort Washington has retained IRRC to assist it in the proxy voting process and will use IRRC's proxy voting guidelines as a resource in its proxy voting.

Fort Washington will review each proxy to assess the extent, if any, to which there may be a material conflict between it and the interests of a Fund. If Fort Washington determines that a potential conflict may exist, it will be reported to the Proxy Voting Committee. The Proxy Voting Committee is authorized to resolve any conflict in a manner that is in the collective best interests of a Fund (excluding any Fund that may have a potential conflict). The Proxy Voting Committee may resolve a potential conflict in any of the following manners:

      o If the proposal is specifically addressed in the proxy voting procedures, Fort Washington may vote the proxy in accordance with these policies, provided that such pre-determined policy involves little discretion on Fort Washington's part;

      o Fort Washington may engage an independent third party to determine how the proxy should be voted;

      o Fort Washington may establish an ethical wall or other informational barriers between the person involved in the potential conflict and the persons making the voting decision in order to insulate the potential conflict from the decision maker.

TODD INVESTMENT ADVISORS, INC. Todd will vote proxies solely in the best long-term interests of the Fund. Todd has adopted guidelines on key issues such as election of directors, stock incentive plans, expensing of options, severance agreements, takeover provisions, and social and environmental issues. Todd employs Institutional Shareholder Services ("ISS") to help it analyze particular issues. The following are examples of Todd's position on specific matters.

      o Todd will generally vote for proposals seeking to end the staggered election of directors and prefers that all directors be elected annually.

      o Todd will generally support proposals requiring a majority of independent directors on the board.

      o     Todd prefers to see the separation of Chairman and CEO positions.

      o     Todd prefers that all incumbent directors own company stock.

      o Todd prefers that all stock incentive plans be limited to restricted stock or other truly long-term incentive plans, but recognizes that short-term incentive plans do have a place in providing key executives with a balanced compensation program.

      o     Todd supports proposals requiring the expensing of options.

If a conflict of interest should arise, Todd will inform its Executive Committee of the conflict and notify the shareholder why Todd's vote may differ from the shareholder's request. Todd will consider a shareholder's request but will vote only for what it believes will best advance the long-term interests of shareholders.

OPPENHEIMER CAPITAL LLC. Oppenheimer has adopted written Proxy Policy Guidelines and Procedures that are reasonably designed to ensure that Oppenheimer is voting in the best interest of the Fund and its other clients. The Proxy Guidelines reflect Oppenheimer's general voting positions on specific corporate governance issues and corporate actions. Oppenheimer has retained an independent third party service provider to assist in the proxy voting process by implementing the votes in accordance with the Proxy Policy Guidelines as well as assisting in the administrative process. The services provided offer a variety of proxy-related services to assist in Oppenheimer's handling of proxy voting responsibilities.

The Proxy Policy Guidelines also provide for the oversight of the proxy voting process by a Proxy Committee. The Proxy Committee meets at a minimum on a quarterly basis and when necessary to address potential conflicts of interest. Oppenheimer may have conflicts of interest that can affect how it votes its client's proxies. For example, Oppenheimer may manage a pension plan whose management is sponsoring a proxy proposal. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out Oppenheimer's obligation to vote proxies, the Proxy Committee is responsible for developing a process to identify proxy voting issues that may raise conflicts of interest between Oppenheimer and its clients and resolve such issues. Any deviations from the Proxy Guidelines will be documented and maintained in accordance with Rule 204-2 under the Investment Advisers Act of 1940.

The Proxy Committee's duties also include monitoring the outsourcing of voting obligations to the third party service provider and Oppenheimer's proxy voting recordkeeping practices; developing a process for resolution of voting issues that require a case-by-case analysis; and, to the extent the Proxy Guidelines do not cover potential proxy voting issues, determining a process for voting such issues. The Proxy Committee will review, at least annually, the services provided by the third party service provider and all proxy voting processes and procedures and will update or revise them as necessary.

In accordance with the Proxy Policy Guidelines, Oppenheimer may review additional criteria associated with voting proxies and evaluate the expected benefit to the Fund and its other clients when making an overall determination on how or whether to vote the proxy. Upon receipt of a client's written request, Oppenheimer may also vote proxies for that client's account in a particular manner that may differ from the Proxy Policy Guidelines. In addition, Oppenheimer may refrain from voting a proxy on behalf of the Fund's accounts or other client accounts due to de minimus holdings, immaterial impact on the portfolio, items relating to foreign issuers (such as those described below), timing issues related to the opening/closing of accounts and contractual arrangements with clients and/or their authorized delegate. For example, Oppenheimer may refrain from voting a proxy of a foreign issuer due to logistical considerations that may have a detrimental effect on Oppenheimer's ability to vote the proxy. These issues may include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person,
(iv) restrictions on a foreigner's ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

THIRD AVENUE MANAGEMENT LLC ("TAM"). TAM has adopted proxy voting policies and procedures for the voting of proxies on behalf of accounts for which TAM has voting discretion, including the Third Avenue Value Fund. Under TAM's proxy voting policy, the Fund's portfolio securities must be voted in the best interests of the Fund.

Normally, TAM exercises proxy-voting discretion on particular types of proposals in accordance with guidelines set forth in its proxy voting policy. The proxy guidelines address, for example, the election of directors, classified boards, cumulative voting and blank check preferred stock. The guidelines are subject to exceptions on a case-by-case basis. On issues not specifically addressed by the guidelines, TAM will analyze how the proposal may affect the value of the Fund and vote in accordance with what it believes to be the best interests of the Fund's shareholders.

TAM will normally abstain from voting when it believes the cost of voting will exceed the expected benefit to the Fund. The most common circumstances where that may be the case involve foreign proxies and securities out on loan. In addition, TAM may be restricted from voting proxies of a given issuer during certain periods if it has made certain regulatory filings with respect to that issuer.

An employee of TAM who may have direct or indirect influence on a proxy voting decision who becomes aware of a potential or actual conflict of interest in voting a proxy or the appearance of a conflict of interest is required to bring the issue to TAM's General Counsel. TAM's General Counsel will analyze each potential or actual conflict of interest presented to determine materiality and will document each situation and its resolution. When presented with an actual or potential conflict in voting a proxy, TAM's General Counsel is required to address the matter using an appropriate method to assure that the proxy vote is free from any improper influence, by (1) determining that there is no conflict or that it is immaterial, (2) ensuring that TAM votes in accordance with a predetermined policy, (3) following the published voting policy of ISS, (4) engaging an independent third party professional to vote the proxy or advise TAM how to vote or (5) presenting the conflict to the Board of Trustees and obtaining discretion on how to vote.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC. DIMA has adopted Proxy Policies and Procedures and Proxy Voting Guidelines that set forth its general voting positions on various proposals, including shareholder rights, corporate governance, anti-takeover and compensation matters. DIMA will vote proxies consistent with the Fund's best economic interests, but may determine under some circumstances to vote contrary to those positions. To resolve conflicts of interest, DIMA will under normal circumstances, votes proxies in accordance with its Proxy Voting Guidelines. If DIMA departs from the guidelines with respect to a particular proxy or if the guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by DIMA will vote the proxy. Before voting any such proxy, however, DIMA's conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that DIMA has a material conflict of interest, or certain individuals on the proxy voting committee should be rescued from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that DIMA has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically DIMA will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

BAMCO INC. It is the policy of BAMCO in voting proxies to consider and vote each proposal with the objective of maximizing long-term investment returns for the Fund. To ensure consistency in voting proxies on behalf of the Fund, BAMCO utilizes proxy-voting guidelines. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues.

BAMCO will vote the Fund's proxies in the best interests of the Fund and not its own. In voting proxies, BAMCO will avoid material conflicts of interests between the interests of BAMCO and its affiliates on the one hand and the interests of the Fund on the other. BAMCO recognizes that it may have a material conflict of interest in voting a client proxy where (i) it manages assets, administers employee benefit plans, or provides brokerage, underwriting or insurance to companies whose management is soliciting proxies; (ii) it manages money for an employee group that is the proponent of a proxy proposal; (iii) it has a personal relationship with participants in a proxy solicitation or a director or candidate for director; or (iv) it otherwise has a personal interest in the outcome in a particular matter before shareholders. Notwithstanding the above categories, BAMCO understands that the determination of whether a "material conflict" exists depends on all of the facts and circumstances of the particular situation. BAMCO acknowledges the existence of a relationship of the type discussed above is sufficient for a material conflict to exist, even in the absence of any active efforts to solicit the investment adviser with respect to a proxy vote.

EAGLE ASSET MANAGEMENT INC. It is the policy of Eagle to generally vote proxies in furtherance of the long-term economic value of the underlying securities. Eagle considers each proxy proposal on its own merits, and makes an independent determination of the advisability of supporting or opposing management's position. Eagle believes that the recommendations of management should be given substantial weight, but will not support management proposals that Eagle believes are detrimental to the underlying value of the Fund's positions.

Eagle usually opposes proposals that dilute the economic interest of shareholders, and also opposes those that reduce shareholders' voting rights or otherwise limit their authority. With respect to takeover offers, Eagle calculates a "going concern" value for every holding. If the offer approaches or exceeds Eagle's value estimate, Eagle will generally vote for the merger, acquisition or leveraged buy-out.

The following guidelines deal with a number of specific issues, particularly in the area of corporate governance. While they are not exhaustive, they do provide a good indication of Eagle's general approach to a wide range of issues.

I.       Directors and Auditors

                  Eagle generally supports the management slate of directors, although Eagle may withhold its votes if the board has adopted excessive anti-takeover measures. Eagle favors inclusion of the selection of auditors on the proxy as a matter for shareholder ratification. As a general rule, in the absence of any apparent conflict of interest, Eagle will support management's selection of auditors.

II.      Corporate Governance

                  In the area of corporate governance, Eagle will generally support proxy measures that it believes tends to increase shareholder rights.

                  Eagle generally votes against anti-takeover proposals that it believes would diminish shareholder rights.

         Eagle generally votes on other corporate governance issues as follows:

         A. Other Business. Absent any compelling grounds, Eagle usually authorizes management to vote in its discretion.

         B. Differential Voting Rights. Eagle usually votes against the issuance of new classes of stock with differential voting rights, because such rights can dilute the rights of existing shares.

         C. Directors-Share Ownership. While Eagle views some share ownership by directors as having a positive effect, it will usually vote against proposals requiring directors to own a specific number of shares.

         D. Independent Directors. While Eagle opposes proposals that would require that a board consist of a majority of independent directors, it may support proposals that call for some independent positions on the board.

         E. Preemptive Rights. Eagle generally votes against preemptive rights proposals, as they may tend to limit share ownership, and they limit management's flexibility to raise capital.

         F. Employee Stock Ownership Plans (ESOPs). Eagle evaluates ESOPs on a case-by-case basis. Eagle usually votes for unleveraged ESOPs if they provide for gradual accumulation of moderate levels of stock. For leveraged ESOPs, Eagle examines the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for ESOP and number of shares held by insiders. Eagle may also examine where the ESOP shares are purchased and the dilutive effect of the purchase. Eagle votes against leveraged ESOPs if all outstanding loans are due immediately upon a change in control or if the ESOP appears to be primarily designed as an anti-takeover device.

III.     Compensation and Stock Option Plans

                  Eagle reviews compensation plan proposals on a case-by-case basis. Eagle believes that strong compensation programs are needed to attract, hold and motivate good executives and outside directors, and so Eagle generally tends to vote with management on these issues. However, if the proposals appear excessive, or bear no rational relation to company performance, Eagle may vote in opposition.

                  With respect to compensation plans that utilize stock options or stock incentives, Eagle generally votes with management. However, if the awards of options appear excessive, or if the plans reserve an unusually large percentage of the company's stock for the award of options, Eagle may oppose them because of concerns regarding the dilution of shareholder value. Compensation plans that come within the purview of this guideline include long-range compensation plans, deferred compensation plans, long-term incentive plans, performance stock plans, and restricted stock plans and share option arrangements.

IV.      Social Issues

                  Eagle has a fiduciary duty to vote on all proxy issues in furtherance of the long-term economic value of the underlying shares. Consistent with that duty, Eagle has found that management generally analyzes such issues on the same basis, and so Eagle generally supports management's recommendations on social issue proposals.

V.       Conflicts of Interest

                  Eagle addresses the potential conflict of interest issue primary by voting proxies in accordance with the predetermined set of Guidelines described above. With very few exceptions, Eagle's proxy votes are cast as prescribed by Eagle's guidelines. On the rare occasion where a portfolio manager may recommend a vote contrary to Eagle's Guidelines, Eagle's Compliance Department will review the proxy issue and the recommended vote to ensure that the vote is cast in compliance with Eagle's overriding obligation to vote proxies in the best interests of clients and to avoid conflicts of interest. By limiting the discretionary factor in the proxy voting process, Eagle is confident that potential conflicts of interest will not affect the manner in which proxy-voting rights are exercised.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Board of Trustees is responsible for the overall management and supervision of the Trust in accordance with the provisions of the 1940 Act and other applicable laws and the Trust's Declaration of Trust. The name, age, address, present position(s) with the Trust, principal occupation(s) for the past 5 years and other directorships held outside the fund complex for each Trustee and principal officer of the Trust are set forth in the following table. All funds managed by the Advisor are part of the "Touchstone Fund Complex." The Touchstone Fund Complex consists of the Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Funds Group Trust (formerly Constellation Funds) and Constellation Institutional Portfolios. The Trustees who are not interested persons of the Trust, as defined in the 1940 Act, are referred to as "Independent Trustees."

----------------------- ------------- ------------ --------------------------------------------- ------------ -------------------
INTERESTED TRUSTEES(1):
----------------------- ------------- ------------ --------------------------------------------- ------------ -------------------
                                        TERM OF                                                    NUMBER
                                        OFFICE                                                    OF FUNDS
                          POSITION       AND                                                      OVERSEEN
        NAME                HELD       LENGTH OF                                                   IN THE           OTHER
       ADDRESS              WITH         TIME               PRINCIPAL OCCUPATION(S)              TOUCHSTONE      DIRECTORSHIPS
        AGE                TRUST        SERVED(2)             DURING PAST 5 YEARS              FUND COMPLEX(3)      HELD(4)
------------------------ ------------- ------------ ------------------------------------------ --------------- -------------------
Jill T. McGruder         President     Until        Senior Vice President of The Western and        54         Director of
Touchstone               and Trustee   retirement   Southern Life Insurance Company.                           LaRosa's (a
Advisors, Inc.                         at age 75    President and a director of IFS                            restaurant chain).
303 Broadway                           or until     Financial Services, Inc. (a holding
Cincinnati, OH                         she          company). She is a director of Capital
Age: 51                                resigns or   Analysts Incorporated (an investment
                                       is           advisor and broker-dealer), Integrated
                                       removed      Investment Services, Inc. (the Trust's
                                                    sub-administrator and transfer agent),
                                       Trustee      IFS Fund Distributors, Inc. (a
                                       since 1999   broker-dealer), Touchstone Advisors,
                                                    Inc. (the Trust's investment
                                                    advisor and administrator)
                                                    and Touchstone Securities,
                                                    Inc. (the Trust's
                                                    distributor). She is also
                                                    President and a director of
                                                    IFS Agency Services, Inc.
                                                    (an insurance agency), W&S
                                                    Financial Group
                                                    Distributors, Inc. (an
                                                    annuity distributor) and IFS
                                                    Systems, Inc. She is Senior
                                                    Vice President and a
                                                    director of W&S Brokerage
                                                    Services, Inc. (a
                                                    broker-dealer). She is a
                                                    director, President and
                                                    Chief Executive Officer of
                                                    Integrity Life Insurance
                                                    Company and National
                                                    Integrity Life Insurance
                                                    Company. She is President of
                                                    Touchstone Tax-Free Trust,
                                                    Touchstone Investment Trust,
                                                    Touchstone Variable Series
                                                    Trust, Touchstone Strategic
                                                    Trust,Touchstone Funds Group
                                                    Trust and Constellation
                                                    Institutional Portfolios.
                                                    She was President of
                                                    Touchstone Advisors, Inc.
                                                    and Touchstone Securities,
                                                    Inc. until 2004.
------------------------ ------------- ------------ ------------------------------------------ --------------- -------------------
John F. Barrett          Trustee       Until        Chairman of the Board, President and            54         Director of The
The Western and                        retirement   Chief Executive Officer of The Western                     Andersons Inc. (an
Southern Life                          at age 75    and Southern Life Insurance Company,                       agribusiness and
Insurance Company                      or until     Western- Southern Life Assurance Company                   retailing
400 Broadway                           he resigns   and Western & Southern Financial Group,                    company),
Cincinnati, OH                         or is        Inc.; Director and Chairman of Columbus                    Convergys
Age: 57                                removed      Life Insurance Company; Fort Washington                    Corporation (a
                                                    Investment Advisors, Inc., Integrity                       provider of
                                       Trustee      Life Insurance Company and National                        business support
                                       since 2000   Integrity Life Insurance Company;                          systems and
                                                    Director of Eagle Realty Group, Inc.,                      customer care
                                                    Eagle Realty Investments, Inc.;                            operations) and
                                                    Integrated Investment Services, Inc.;                      Fifth Third
                                                    Director, Chairman and CEO of WestAd,                      Bancorp.
                                                    Inc.; President and Trustee of Western &
                                                    Southern Financial Fund, Inc.
------------------------ ------------- ------------ ------------------------------------------ --------------- -------------------
John R. Lindholm         Trustee       Until        Director of Integrity Life Insurance            15         None
Lifetime Income                        retirement   Company and National Integrity Life
Solutions                              at age 75    Insurance Company; President and CEO of
101 South Fifth Street                 or until     Integrity Life Insurance Company and
Louisville, KY                         he resigns   National Integrity Life Insurance
Age: 57                                or is        Company until 2006. President and Chief
                                       removed      Executive Officer of Lifetime Income
                                                    Solutions.
                                       Trustee
                                       since 2003
------------------------ ------------- ------------ ------------------------------------------ --------------- -------------------

------------------------ ------------- ------------ ------------------------------------------ --------------- -------------------
INDEPENDENT TRUSTEES:
------------------------ ------------- ------------ ------------------------------------------ --------------- -------------------
Richard L. Brenan        Trustee       Until        Retired Managing Partner of KPMG LLP (a         54         Director of Wing
1420 Neeb Road                         retirement   certified public accounting firm);                         Eyecare Companies.
Cincinnati, OH                         at age 75    Director of The National Underwriter
Age: 62                                or until     Company (a publisher of insurance and
                                       he resigns   finance services products) until 2003.
                                       or is
                                       removed

                                       Trustee
                                       since 2005
------------------------ ------------- ------------ ------------------------------------------ --------------- -------------------
Phillip R. Cox           Trustee       Until        President and Chief Executive Officer of        54         Director of the
105 East Fourth Street                 retirement   Cox Financial Corp. (a financial                           Federal Reserve
Cincinnati, OH                         at age 75    services company).                                         Bank of Cleveland;
Age: 59                                or until                                                                Duke Energy
                                       he resigns                                                              Corporation (a
                                       or is                                                                   utility company);
                                       removed                                                                 Chairman of The
                                                                                                               Cincinnati Bell
                                       Trustee                                                                 Telephone Company
                                       since 1994                                                              LLC; Director of
                                                                                                               The Timken
                                                                                                               Company (a
                                                                                                               manufacturer of
                                                                                                               bearings, alloy
                                                                                                               steels and
                                                                                                               related products
                                                                                                               and services);
                                                                                                               Director of
                                                                                                               Diebold, Incorporated
                                                                                                               (a provider of
                                                                                                               integrated
                                                                                                               self-service
                                                                                                               delivery and
                                                                                                               security systems).
------------------------ ------------- ------------ ------------------------------------------ --------------- -------------------
H. Jerome Lerner         Trustee       Until        Principal of HJL Enterprises (a                 54         None
c/o Touchstone                         retirement   privately held investment company).
Advisors, Inc.                         at age 75
303 Broadway                           or until
Cincinnati, OH                         he resigns
Age: 68                                or is
                                       removed

                                       Trustee
                                       since 1999
------------------------ ------------- ------------ ------------------------------------------ --------------- -------------------
Donald C. Siekmann       Trustee       Until        Executive for Duro Bag Manufacturing Co.        54         Trustee of Jewish
c/o Touchstone                         retirement   (a bag manufacturer); President of Shor                    Hospital, Greater
Advisors, Inc.                         at age 75    Foundation for Epilepsy Research (a                        Cincinnati Arts &
303 Broadway                           or until     charitable foundation); Trustee of                         Education Center
Cincinnati, OH                         he resigns   Riverfront Funds (mutual funds) from                       and Cincinnati
Age: 68                                or is        1999 - 2004.                                               Arts Association.
                                       removed

                                       Trustee
                                       since 2005
------------------------ ------------- ------------ ------------------------------------------ --------------- -------------------
Robert E. Stautberg      Trustee       Until        Retired Partner of KPMG LLP (a certified        54         Trustee of
c/o Touchstone                         retirement   public accounting firm).  He is Vice                       Tri-Health
Advisors, Inc.                         at age 75    President of St. Xavier High School.                       Physician
303 Broadway                           or until                                                                Enterprise
Cincinnati, OH                         he resigns                                                              Corporation.
Age: 72                                or is
                                       removed

                                       Trustee
                                       since 1994
------------------------ ------------- ------------ ------------------------------------------ --------------- -------------------

------------------------ ------------- ------------ ------------------------------------------ --------------- -------------------
John P. Zanotti          Trustee       Until        CEO, Chairman and Director of Avaton,           54         Director of QMed
c/o Touchstone                         retirement   Inc. (a wireless entertainment                             (a health care
Advisors, Inc.                         at age 75    company).  President of Cincinnati                         management
303 Broadway                           or until     Biomedical (a life science and economic                    company).
Cincinnati, OH                         he resigns   development company). CEO, Chairman and
Age: 58                                or is        Director of Astrum Digital Information
                                       removed      (an information monitoring company) from
                                                    2000 until 2001.
                                       Trustee
                                       since 2002
------------------------ ------------- ------------ ------------------------------------------ --------------- -------------------


(1) Ms. McGruder, as a director of the Advisor and Touchstone Securities, and an officer of various affiliates of the Advisor and Touchstone Securities, is an "interested person" of the Trust within the meaning of Section 2(a)
    (19) of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of the Advisor and Touchstone Securities, Chairman of Fort Washington Investment Advisors, Inc., a Trust sub-advisor, and an officer of other affiliates of the Advisor and Touchstone Securities, is an "interested person" of the Trust within the meaning of Section 2(a)
    (19)of the 1940 Act. Mr. Lindholm, as President and Chief Executive Officer of Lifetime Income Solutions, an afiliate of The Western and Southern Life Insurance Company, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

(2) Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.

(3) The Touchstone Fund Complex consists of 15 series of the Trust, 8 series of Touchstone Strategic Trust, 4 series of Touchstone Tax-Free Trust, 5 series of Touchstone Investment Trust, 19 series of Touchstone Funds Group Trust and 3 series of Constellation Institutional Portfolios.


(4) Each Trustee, except Mr. Lindholm, is also a Trustee of Touchstone Tax-Free Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Funds Group Trust and Constellation Institutional Portfolios.




----------------------   ------------- ------------     ------------------------------------------ --------------- -----------------
PRINCIPAL OFFICERS:
----------------------   ------------- ------------     ------------------------------------------ --------------- -----------------
                                         TERM OF                                                      NUMBER
                                         OFFICE                                                      OF FUNDS
                          POSITION        AND                                                        OVERSEEN
        NAME                HELD        LENGTH OF                                                      IN THE            OTHER
       ADDRESS              WITH          TIME                   PRINCIPAL OCCUPATION(S)             TOUCHSTONE      DIRECTORSHIPS
        AGE                TRUST(1)      SERVED                   DURING PAST 5 YEARS              FUND COMPLEX(2)       HELD
----------------------   ------------- ------------     ------------------------------------------ --------------- -----------------
Jill T. McGruder         President     Until            See biography above.                           54          See biography
Touchstone                             resignation,                                                                above
Advisors, Inc.                         removal or
303 Broadway                           disqualification
Cincinnati, OH
Age: 51                                President
                                       since 2004;
                                       President
                                       from
                                       2000-2002
----------------------   ------------- ------------     ------------------------------------------ --------------- -----------------
Brian E. Hirsch         Vice           Until            Senior Vice President-Compliance of IFS        54          None
Touchstone              President      resignation,     Financial Services, Inc., Director of
Advisors, Inc.          and  Chief     removal or       Compliance of W&S Brokerage Services,
303 Broadway            Compliance     disqualification Inc.; Chief Compliance Officer of
Cincinnati, OH          Officer                         Puglisi & Co. from 2001 until 2002.
Age: 50                                Vice
                                       President
                                       since 2003
----------------------   ------------- ------------     ------------------------------------------ --------------- -----------------
James H.  Grifo         Vice           Until            President of Touchstone Securities,            54          None
Touchstone              President      resignation,     Inc. and Touchstone Advisors, Inc.;
Securities, Inc.                       removal or       Managing Director, Deutsche Asset
303 Broadway                           disqualification Management until 2001.
Cincinnati, OH
Age: 55                                Vice
                                       President
                                       since 2004
----------------------   ------------- ------------     ------------------------------------------ --------------- -----------------
William A. Dent         Vice           Until            Senior Vice President of Touchstone            54          None
Touchstone              President      resignation,     Advisors, Inc.; Marketing Director of
Advisors, Inc.                         removal or       Promontory Interfinancial Network from
303 Broadway                           disqualification 2002-2003.
Cincinnati, OH
Age:  43                               Vice
                                       President
                                       since 2004
----------------------   ------------- ------------     ------------------------------------------ --------------- -----------------

----------------------   ------------- ------------     ------------------------------------------ --------------- -----------------
Terrie A. Wiedenheft    Controller     Until            Senior Vice President, Chief Financial         54          None
Touchstone              and            resignation,     Officer and Treasurer of Integrated
Advisors, Inc.          Treasurer      removal or       Investment Services, Inc., IFS Fund
303 Broadway                           disqualification Distributors, Inc. and W&S Brokerage
Cincinnati, OH                                          Services, Inc. She is Chief Financial
Age: 44                                Controller       Officer of IFS Financial Services,
                                       since 2000.      Inc., Touchstone Advisors, Inc. and
                                       Treasurer        Touchstone Securities, Inc. and
                                       since 2003       Assistant Treasurer of Fort Washington
                                                        Investment Advisors, Inc.
----------------------   ------------- ------------     ------------------------------------------ --------------- -----------------
Jay S. Fitton           Secretary      Until            Senior Counsel at Integrated Investment        54          None
Integrated                             resignation,     Services, Inc.
Investment                             removal or
Services, Inc.                         disqualification
303 Broadway
Cincinnati, OH                         Secretary
Age: 36                                since 2006.
                                       Assistant
                                       Secretary
                                       from 2002 -
                                       2006
----------------------   ------------- ------------     ------------------------------------------ --------------- -----------------

(1) Each officer also holds the same office with Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust, Touchstone Funds Group Trust and Constellation Institutional Portfolios.

(2) The Touchstone Fund Complex consists of 15 series of the Trust, 8 series of Touchstone Strategic Trust, 4 series of Touchstone Tax-Free Trust, 5 series of Touchstone Investment Trust, 19 series of Touchstone Funds Group Trust and 3 series of Constellation Institutional Portfolios.


STANDING COMMITTEES OF THE BOARD

The Board of Trustees is responsible for overseeing the operations of the Trust in accordance with the provisions of the 1940 Act and other applicable laws and the Trust's Declaration of Trust. The Board has established the following committees to assist in its oversight functions. Each Committee is composed entirely of Independent Trustees.

AUDIT COMMITTEE. Messrs. Siekmann, Stautberg and Zanotti are members of the Audit Committee. The Audit Committee is responsible for overseeing the Trust's accounting and financial reporting policies, practices and internal controls. During the fiscal year ended September 30, 2006, the Audit Committee held four meetings.

GOVERNANCE COMMITTEE. Messrs. Brenan, Cox and Lerner are members of the Governance Committee. The Governance Committee is responsible for overseeing the Trust's compliance program and compliance issues, procedures for valuing securities and responding to any pricing issues. The Governance Committee was formed in February 2007 and therefore did not hold any meetings during the fiscal year ended September 30, 2006.

NOMINATING COMMITTEE. Messrs. Cox, Siekmann and Stautberg are members of the Nominating Committee. The Nominating Committee is responsible for recommending candidates to serve on the Board. The Nominating Committee does not consider nominees recommended by shareholders. During the fiscal year ended September 30, 2006, the Nominating Committee held one meeting.

TRUSTEES' OWNERSHIP IN FUNDS

The following table reflects the Trustees' beneficial ownership in the Touchstone Family of Funds as of December 31, 2005:
                                                           Aggregate Dollar
                                   Dollar Range of        Range of Shares in
                                Equity Securities in        the Touchstone
                                     the Trust            Family of Funds (1)
                                     ---------            -------------------
John F. Barrett                         None                 Over $100,000
Richard L. Brenan                       None               $10,001 - $50,000
Phillip R. Cox                          None                 Over $100,000
H. Jerome Lerner                        None                 Over $100,000
John R. Lindholm                   Over $100,000             Over $100,000
Jill T. McGruder                        None              $50,001 - $100,000
Donald C. Siekmann                      None                     None
Robert E. Stautberg                     None                 Over $100,000
John P. Zanotti                         None              $50,001 - $100,000

(1) The Touchstone Family of Funds consists of 15 series of the Trust, 4 series of Touchstone Tax-Free Trust, 8 series of Touchstone Strategic Trust and 5 series of Touchstone Investment Trust. Each Trustee, except Mr. Lindholm, is also a Trustee of Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Investment Trust.

INDEPENDENT TRUSTEES' COMPENSATION TABLE

The following table reflects the fees paid to the Independent Trustees by the Trust and the total compensation paid by the Touchstone Family of Funds for the year ended December 31, 2005.

                                                       Total Compensation
                                     Compensation           from the
                                         from          Touchstone Family
                                     the Trust(1)        of Funds(1)(2)
                                     ------------        --------------
Richard L. Brenan                       $8,750              $ 35,900
Phillip R. Cox                          $8,500               $34,900
H. Jerome Lerner                        $9,625               $39,100
Donald C. Siekmann                      $8,000               $32,900
Robert E. Stautberg                     $9,250               $37,900
John P. Zanotti                         $8,000               $32,600

(1) Each Trustee who is an Independent Trustee is eligible to participate in the Touchstone Trustee Deferred Compensation Plan that allows the Independent Trustees to defer payment of a specific amount of their Trustee compensation, subject to a minimum quarterly reduction of $1,000. The total amount of deferred compensation accrued by the Independent Trustees from the Touchstone Family of Funds during the fiscal year ended December 31, 2005 is as follows: Robert E. Stautberg - $20,000 and Richard
      L. Brenan - $10,000.

(2) The Touchstone Family of Funds consists of 15 series of the Trust, 4 series of Touchstone Tax-Free Trust, 8 series of Touchstone Strategic Trust and 5 series of Touchstone Investment Trust. Each Trustee, except Mr. Lindholm, is also a Trustee of Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Investment Trust.

Each Independent Trustee receives a quarterly retainer of $4,000 and a fee of $3,000 for each Board meeting attended in person and $300 for attendance by telephone. Each Committee member receives a fee of $1,000 for each committee meeting attended in person and $300 for attendance by telephone. The lead Trustee and Committee Chairmen receive an additional $500 quarterly retainer. All fees are split equally among the Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Investment Trust.

CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS

As of December 12, 2006 the following shareholders owned of record or beneficially over 5% of the outstanding shares of a Fund (or class). Accounts that may be deemed to control a Fund (or class) because they hold more than 25% of the outstanding shares are indicated by an asterisk. The address of each shareholder is 400 Broadway, Cincinnati, Ohio 45202.


---------------------------------------------- ----------------------------------------------- --------------
                    FUND                                        SHAREHOLDER                    % OWNED
---------------------------------------------- ----------------------------------------------- --------------
Aggressive ETF Fund Class I                    National Integrity Life Insurance Co.              51.68%*
---------------------------------------------- ----------------------------------------------- --------------
Aggressive ETF Fund Class I                    Integrity Life Insurance Company                   48.32%*
---------------------------------------------- ----------------------------------------------- --------------
Aggressive ETF Fund Service Class              National Integrity Life Insurance Co.              60.90%*
---------------------------------------------- ----------------------------------------------- --------------
Aggressive ETF Fund Service Class              Integrity Life Insurance Company                   39.06%*
---------------------------------------------- ----------------------------------------------- --------------
Balanced Fund                                  Western Southern Financial Group                    8.37%
---------------------------------------------- ----------------------------------------------- --------------
Balanced Fund                                  National Integrity Life Insurance Co.              15.38%
---------------------------------------------- ----------------------------------------------- --------------
Balanced Fund                                  Integrity Life Insurance Company                   30.01%*
---------------------------------------------- ----------------------------------------------- --------------
Balanced Fund                                  Western-Southern Life Assurance Company            45.00%*
---------------------------------------------- ----------------------------------------------- --------------
Baron Small Cap Fund                           Western-Southern Life Assurance Company             5.92%
---------------------------------------------- ----------------------------------------------- --------------
Baron Small Cap Fund                           National Integrity Life Insurance Co.              39.34%*
---------------------------------------------- ----------------------------------------------- --------------
Baron Small Cap Fund                           Integrity Life Insurance Company                   52.55%*
---------------------------------------------- ----------------------------------------------- --------------
Conservative ETF Fund Class I                  National Integrity Life Insurance Co.              42.33%*
---------------------------------------------- ----------------------------------------------- --------------
Conservative ETF Fund Class I                  Integrity Life Insurance Company                   57.67%*
---------------------------------------------- ----------------------------------------------- --------------
Conservative ETF Fund Service Class            Integrity Life Insurance Company                   35.11%*
---------------------------------------------- ----------------------------------------------- --------------
Conservative ETF Fund Service Class            National Integrity Life Insurance Co.              64.86%*
---------------------------------------------- ----------------------------------------------- --------------
Core Bond Fund                                 Columbus Life Insurance Company                     6.58%
---------------------------------------------- ----------------------------------------------- --------------
Core Bond Fund                                 National Integrity Life Insurance Co.              10.09%
---------------------------------------------- ----------------------------------------------- --------------
Core Bond Fund                                 Western-Southern Life Assurance Company            13.66%
---------------------------------------------- ----------------------------------------------- --------------
Core Bond Fund                                 Integrity Life Insurance Company                   15.01%
---------------------------------------------- ----------------------------------------------- --------------
Core Bond Fund                                 Western and Southern Life Insurance                54.59%*
---------------------------------------------- ----------------------------------------------- --------------
Enhanced Dividend 30 Fund                      Western-Southern Life Assurance Company             7.44%
---------------------------------------------- ----------------------------------------------- --------------

---------------------------------------------- ----------------------------------------------- --------------
Enhanced Dividend 30 Fund                      Western and Southern Life Insurance                39.64%*
---------------------------------------------- ----------------------------------------------- --------------
Enhanced Dividend 30 Fund                      National Integrity Life Insurance Co.               5.14%
---------------------------------------------- ----------------------------------------------- --------------
Enhanced Dividend 30 Fund                      Integrity Life Insurance Company                   46.99%*
---------------------------------------------- ----------------------------------------------- --------------
Enhanced ETF Fund Class I                      National Integrity Life Insurance Co.              35.18%*
---------------------------------------------- ----------------------------------------------- --------------
Enhanced ETF Fund Class I                      Integrity Life Insurance Company                   64.82%*
---------------------------------------------- ----------------------------------------------- --------------
Enhanced ETF Fund Service Class                Integrity Life Insurance Company                   49.51%*
---------------------------------------------- ----------------------------------------------- --------------
Enhanced ETF Fund Service Class                National Integrity Life Insurance Co.              50.42%*
---------------------------------------------- ----------------------------------------------- --------------
Growth & Income Fund                           National Integrity Life Insurance Co.               6.07%
---------------------------------------------- ----------------------------------------------- --------------
Growth & Income Fund                           Integrity Life Insurance Company                    8.88%
---------------------------------------------- ----------------------------------------------- --------------
Growth & Income Fund                           Western and Southern Life Insurance                39.33%*
---------------------------------------------- ----------------------------------------------- --------------
Growth & Income Fund                           Western-Southern Life Assurance Company            44.98%*
---------------------------------------------- ----------------------------------------------- --------------
High Yield Fund                                Columbus Life Insurance Company                     7.18%
---------------------------------------------- ----------------------------------------------- --------------
High Yield Fund                                Western and Southern Life Insurance                 9.65%
---------------------------------------------- ----------------------------------------------- --------------
High Yield Fund                                National Integrity Life Insurance Co.              21.31%
---------------------------------------------- ----------------------------------------------- --------------
High Yield Fund                                Integrity Life Insurance Company                   35.67%*
---------------------------------------------- ----------------------------------------------- --------------
High Yield Fund                                Western-Southern Life Assurance Company            26.00%*
---------------------------------------------- ----------------------------------------------- --------------
Mid Cap Growth Fund                            National Integrity Life Insurance Co.              11.40%
---------------------------------------------- ----------------------------------------------- --------------
Mid Cap Growth Fund                            Integrity Life Insurance Company                   25.72%*
---------------------------------------------- ----------------------------------------------- --------------
Mid Cap Growth Fund                            Western-Southern Life Assurance Company            56.11%*
---------------------------------------------- ----------------------------------------------- --------------
Moderate ETF Fund Class I                      National Integrity Life Insurance Co.              36.34%*
---------------------------------------------- ----------------------------------------------- --------------
Moderate ETF Fund Class I                      Integrity Life Insurance Company                   63.66%*
---------------------------------------------- ----------------------------------------------- --------------
Moderate ETF Fund Service Class                Integrity Life Insurance Company                   32.41%*
---------------------------------------------- ----------------------------------------------- --------------
Moderate ETF Fund Service Class                National Integrity Life Insurance Co.              67.56%*
---------------------------------------------- ----------------------------------------------- --------------
Money Market Fund - Class I                    Western-Southern Life Assurance Company            12.94%
---------------------------------------------- ----------------------------------------------- --------------
Money Market Fund - Class I                    National Integrity Life Insurance Co.              36.31%*
---------------------------------------------- ----------------------------------------------- --------------
Money Market Fund - Class I                    Integrity Life Insurance Company                   49.25%*
---------------------------------------------- ----------------------------------------------- --------------
Money Market Fund Service Class                National Integrity Life Insurance Co.              48.13%*
---------------------------------------------- ----------------------------------------------- --------------
Money Market Fund Service Class                Integrity Life Insurance Company                   51.87%*
---------------------------------------------- ----------------------------------------------- --------------
Third Avenue Value Fund                        Western-Southern Life Insurance Company            11.33%
---------------------------------------------- ----------------------------------------------- --------------
Third Avenue Value Fund                        National Integrity Life Insurance Co.              34.18%*

---------------------------------------------- ----------------------------------------------- --------------
Third Avenue Value Fund                        Integrity Life Insurance Company                   48.92%*
---------------------------------------------- ----------------------------------------------- --------------
Touchstone Eagle Capital Appreciation Fund     Western-Southern Life Assurance Company             6.50%
---------------------------------------------- ----------------------------------------------- --------------
Touchstone Eagle Capital Appreciation Fund     Columbus Life Insurance Company                     9.32%
---------------------------------------------- ----------------------------------------------- --------------
Touchstone Eagle Capital Appreciation Fund     Western Southern Financial Group                   10.93%
---------------------------------------------- ----------------------------------------------- --------------
Touchstone Eagle Capital Appreciation Fund     Western and Southern Life Insurance                12.00%
---------------------------------------------- ----------------------------------------------- --------------
Touchstone Eagle Capital Appreciation Fund     National Integrity Life Insurance Co.              12.59%
---------------------------------------------- ----------------------------------------------- --------------
Touchstone Eagle Capital Appreciation Fund     Western and Southern Life Insurance                18.24%
---------------------------------------------- ----------------------------------------------- --------------
Touchstone Eagle Capital Appreciation Fund     Integrity Life Insurance Company                   30.42%
---------------------------------------------- ----------------------------------------------- --------------
Value Plus Fund                                Western and Southern Life Insurance                 6.04%
---------------------------------------------- ----------------------------------------------- --------------
Value Plus Fund                                Columbus Life Insurance Company                    15.21%
---------------------------------------------- ----------------------------------------------- --------------
Value Plus Fund                                Western-Southern Life Assurance Company            16.75%
---------------------------------------------- ----------------------------------------------- --------------
Value Plus Fund                                National Integrity Life Insurance Co.              20.99%
---------------------------------------------- ----------------------------------------------- --------------
Value Plus Fund                                Integrity Life Insurance Company                   40.92%*
---------------------------------------------- ----------------------------------------------- --------------



* May be deemed to control a Fund (or class) because it owned more than 25% of the outstanding shares as of December 12, 2006.

As of December 12, 2006, the Trustees and officers of the Trust as a group owned of record and beneficially less than 1% of the outstanding shares of the Trust and of each Fund.

          INVESTMENT ADVISORY, ADMINISTRATIVE AND SUB-ADVISORY SERVICES

THE ADVISOR. Touchstone Advisors, Inc. (the "Advisor"), located at 303 Broadway, Cincinnati, Ohio 45202, serves as the investment manager and administrator for each Fund. The Advisor is a wholly owned subsidiary of IFS Financial Services, Inc., which is a wholly owned subsidiary of the Western & Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly owned subsidiary of Western-Southern Mutual Holding Company.

Ms. McGruder may be deemed to be an affiliate of the Advisor because of her position as a Director of the Advisor. Mr. Barrett may be deemed to be an affiliate of the Advisor because of his position as President and Chairman of Western-Southern Life Assurance Company and The Western and Southern Life Insurance Company, parent companies of the Advisor. Mr. Lindholm may be deemed to be an affiliate of the Advisor because of his position as President and Chief Executive Officer of Lifetime Income Solutions, an affiliate of Western & Southern Life Insurance Company. Ms. McGruder, Mr. Barrett and Mr. Lindholm, by reason of such affiliations, may directly or indirectly receive benefits from the advisory fees paid to the Advisor.

INVESTMENT ADVISORY AGREEMENT. The Advisor provides investment management services to each Fund pursuant to an Investment Advisory Agreement with the Trust (the "Advisory Agreement"). The services provided by the Advisor consist of directing and supervising each Sub-Advisor, reviewing and evaluating the performance of each Sub-Advisor and determining whether or not any Sub-Advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services.

The Funds shall pay the expenses of their operation, including but not limited to (i) charges and expenses of outside pricing services, (ii) the charges and expenses of auditors; (iii) the charges and expenses of the custodian, transfer agent and administrative agent appointed by the Trust with respect to the Funds;
(iv) brokers' commissions, and issue and transfer taxes chargeable to the Funds in connection with securities transactions to which a Fund is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and fees payable to federal, state or other governmental agencies; (vi) fees and expenses involved in registering and maintaining registrations of the Funds with the SEC, state or blue sky securities agencies and foreign countries; (vii) all expenses of meetings of Trustees and of shareholders of the Trust and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust; (ix) compensation of Independent Trustees of the Trust;
(x) compliance fees and expenses; and (xi) interest on borrowed money, if any. The Advisor pays the compensation and expenses of any officer, Trustee or employee of the Trust who is an affiliated person of the Advisor.

By its terms, the Advisory Agreement will remain in force for an initial two year period and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The Advisory Agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Advisor. The Advisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

INVESTMENT ADVISORY FEES. The Advisor receives a monthly fee from each Fund at an annual rate of the Fund's average daily net assets as set forth below.

Baron Small Cap Fund                        1.05% of average daily net assets.

Mid Cap Growth Fund                         0.80% of average daily net assets.

Third Avenue Value Fund                     0.80% on the first $100 million of average daily net assets;
Balanced Fund                               0.75% on the next $100 million of average daily net assets;
                                            0.70% on the next $100 million of average daily net assets; and
                                            0.65% of such assets in excess of $300 million.

Eagle Capital Appreciation Fund             0.75% on the first $100 million of average daily net assets;
Value Plus Fund                             0.70% on the next $100 million of average daily net assets;
                                            0.65% on the next $100 million of average daily net assets; and
                                            0.60% of such assets in excess of $300 million.

Enhanced Dividend 30 Fund                   0.65% on the first $100 million of average daily net assets;
                                            0.60% on the next $100 million of average daily net assets;
                                            0.55% on the next $100 million of average daily net assets; and
                                            0.50% of such assets in excess of $300 million.

Growth & Income Fund                        0.80% on the first $150 million of average daily net assets; and
                                            0.75% on such assets in excess of $150 million.

High Yield Fund                             0.50% on the first $100 million of average daily net assets;
                                            0.45% on the next $100 million of average daily net assets;
                                            0.40% on the next $100 million of average daily net assets; and
                                            0.35% of such assets in excess of $300 million.

Core Bond Fund                              0.55% on the first $100 million of average daily net assets;
                                            0.50% on the next $100 million of average daily net assets;
                                            0.45% on the next $100 million of average daily net assets; and
                                            0.40% of such assets in excess of $300 million.

Money Market Fund                           0.18% of average daily net assets.

Conservative ETF Fund                       0.40% of the first $50 million of average daily net assets;
Moderate ETF Fund                           0.38% on the next $50 million of average daily net assets;
Aggressive ETF Fund                         0.36% of such assets in excess of $100 million.
Enhanced ETF Fund

Each Fund paid the following investment advisory fees during the periods indicated.

                               For the         For the           For the
                                 Year            Year              Year
ADVISORY FEES*                  Ended           Ended             Ended
                               12/31/05        12/31/04          12/31/03
                               --------        --------          --------
Mid Cap Growth Fund            $248,763        $312,020          $236,729
Enhanced Dividend 30 Fund      $122,020        $153,950          $ 11,413
Value Plus Fund                $137,879        $144,786          $ 87,895
Growth & Income Fund           $181,127        $201,207          $174,568
Balanced Fund                  $194,274        $185,678          $148,088
High Yield Fund                $193,168        $207,152          $224,576
Core Bond Fund                 $215,391        $228,181          $242,570
Money Market Fund              $ 89,637        $126,137          $105,049
Conservative ETF Fund          $      0        $      0             --
Moderate ETF Fund              $      0        $      0             --
Aggressive ETF Fund            $      0        $      0             --
Enhanced ETF Fund              $      0        $      0             --

                                              For the         For the          For the         For the
                                               Year             Year          Six Months        Year
                                               Ended           Ended            Ended           Ended
                                             12/31/05         12/31/04        12/31/03         6/30/03
                                             --------         --------        --------         -------
Baron Small Cap Fund                         $269,681         $197,038        $ 73,462         $ 26,367
Third Avenue Value Fund                      $810,112         $625,745        $248,046         $275,712
Eagle Capital Appreciation Fund              $234,723         $247,500        $116,764         $ 74,707

* Out of the advisory fee, the Advisor pays Integrity Life Insurance Company, National Integrity Life Insurance Company (the "Integrity Companies") and certain other affiliates, a shareholder servicing fee of up to .25% annually. In exchange for the shareholder servicing fee, these affiliates provide services including (but not limited to) prospectus, financial report and statement delivery; telephone and Internet services for contract holders; and recordkeeping and similar administrative services. If an ETF Fund's Net Expenses exceed .50%, the Integrity Companies will reduce the shareholder servicing fee by a corresponding amount and, to the extent necessary, reimburse the Advisor from their own assets.

EXPENSE LIMITATION AGREEMENT. Effective January 1, 2007, the Advisor and the Trust have entered into an Expense Limitation Agreement whereby the Advisor has agreed to waive advisory fees and/or reimburse expenses in order to limit the Funds' annual operating expenses as follows: Baron Small Cap Fund - 1.65%; Mid Cap Growth Fund - 1.15%; Third Avenue Value Fund - 1.05%; Eagle Capital Appreciation Fund - 1.05%, Enhanced Dividend 30 Fund - 0.75%; Value Plus Fund - 1.15%; Growth & Income Fund - 0.85%; Balanced Fund - 0.90%; High Yield Fund - 0.80%; Core Bond Fund - 0.75%; Money Market Fund-Service Class - 0.54%, Class I
- 0.28%, Conservative ETF Fund - Class I - 0.50%, Service Class - 0.75%, Moderate ETF Fund - Class I - 0.50%, Service Class - 0.75%, Aggressive ETF Fund
- Class I - 0.50%, Service Class - 0.75%, and Enhanced ETF Fund - Class I -0.50%, Service Class - 0.75%. Each Fund's expense limitations will remain in effect until at least January 1, 2008.

SPONSOR AGREEMENT. Prior to January 1, 2007, the Advisor and the Trust entered into a Sponsor Agreement whereby the Advisor provided certain management support and administrative oversight services to the Funds in exchange for payment of a sponsor fee of 0.20% of a Fund's average daily net assets. The Sponsor Agreement also provided that the Advisor would waive a portion of its fees and/or reimburse Fund expenses in order to limit a Fund's net operating expenses to the amounts stated in the Sponsor Agreement. On January 1, 2007, the Sponsor Agreement was terminated and the Funds no longer pay any sponsor fees. The expense limitations contained in the Sponsor Agreement are now provided in the Expense Limitation Agreement.

The following Funds paid sponsor fees during the periods indicated:


SPONSOR FEES
                                            For the        For the       For the
                                              Year         Period         Year
                                             Ended          Ended         Ended
                                            12/31/05      12/31/04      12/31/03
                                            --------      --------      --------
Baron Small Cap Fund                        $ 51,368      $ 30,977      $  6,579
Core Bond Fund                              $  1,006      $    990      $ 15,240
Eagle Capital Appreciation Fund             $ 26,739      $  3,903      $ 11,996
Mid Cap Growth Fund                         $ 23,421      $ 50,278      $ 28,511
High Yield Fund                             $ 24,878      $ 31,171      $ 32,528
Third Avenue Value Fund                     $101,020      $ 43,847      $ 35,649
Value Plus Fund                             $  7,772      $  4,181      $     --
Enhanced Dividend 30 Fund                   $  2,199      $     --      $     --
Money Market Fund                           $    255      $     --      $     --

ADVISORY AND SPONSOR FEE WAIVERS. The Advisor waived advisory and/or sponsor fees and reimbursed expenses during the periods indicated.


FEES WAIVED AND/OR REIMBURSED
                                            For the        For the       For the
                                              Year          Year          Year
                                             Ended          Ended         Ended
                                            12/31/05      12/31/04      12/31/03
                                            --------      --------      --------
Mid Cap Growth Fund                         $ 46,947      $ 27,728      $ 30,672
Enhanced Dividend 30 Fund                   $ 98,383      $ 86,813      $ 74,353

                                            For the        For the       For the
                                              Year          Year          Year
                                             Ended          Ended         Ended
                                            12/31/05      12/31/04      12/31/03
                                            --------      --------      --------
Value Plus Fund                             $ 33,076      $ 34,429      $ 44,894
Growth & Income Fund                        $120,431      $120,960      $100,145
Balanced Fund                               $112,964      $105,796      $ 96,055
High Yield Fund                             $ 55,577      $ 51,690      $ 57,304
Core Bond Fund                              $ 83,533      $ 81,985      $ 72,968
Money Market Fund                           $213,663      $246,911      $168,103
Conservative ETF Fund                       $ 72,409      $ 44,820            --
Moderate ETF Fund                           $ 78,828      $ 45,325            --
Aggressive ETF Fund                         $ 78,866      $ 44,467            --
Enhanced ETF Fund                           $ 80,591      $ 44,513            --

                                      For the      For the       For the       For the
                                       Year          Year       Six Months       Year
                                       Ended        Ended         Ended         Ended
                                     12/31/05      12/31/04      12/31/03      06/30/03
                                     --------      --------      --------      --------
Baron Small Cap Fund                 $      0      $  6,554      $  7,414      $ 84,925
Third Avenue Value Fund              $101,510      $112,590      $ 26,363      $ 18,853
Eagle Capital Appreciation Fund      $ 40,284      $ 62,097      $ 19,141      $ 62,080

ADMINISTRATION AGREEMENT. Effective January 1, 2007, the Advisor provides administrative services to the Trust under an Administration Agreement. The Advisor supervises the performance of the service providers, provides performance and compliance reports, supervises the disbursement of expenses and assists with the development of new series. The Administration Agreement provides that the Trust will pay an administrative fee to the Advisor of 0.20% of the Trust's aggregate net assets up to $1 billion, 0.16% of the next $1 billion of aggregate net assets and 0.12% on assets in excess of $2 billion. The Advisor has sub-contracted certain administrative and accounting services to Integrated and pays Integrated a sub-administrative fee out of its administrative fee. (See "Additional Service Providers" in this SAI).

SUB-ADVISORS

The Advisor has retained one or more Sub-Advisors to serve as the discretionary portfolio manager of each Fund. The Sub-Advisor (for all Funds except the ETF Funds) selects the portfolio securities for investment by a Fund, purchases and sells securities of a Fund and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Advisor. The Sub-Advisor for the ETF Funds makes the daily operational and management decisions for the ETF Funds and is responsible for determining the asset allocation model for the investments held by an ETF Fund according to its investment goals and strategies. The Sub-Advisor receives a fee from the Advisor that is paid monthly at an annual rate of a Fund's average daily net assets as set forth below.

BARON SMALL CAP FUND
BAMCO Inc. ("BAMCO")                                             0.80%

MID CAP GROWTH FUND (% of assets allocated)
 TCW Investment Management Company ("TCW")                       0.50%
 Westfield Capital Management Company, LLC ("Westfield")         0.50%

THIRD AVENUE VALUE FUND
Third Avenue Management LLC ("Third Avenue")                     0.50%

EAGLE CAPITAL APPRECIATION FUND
Eagle Asset Management, Inc. ("Eagle")                           0.40%

ENHANCED DIVIDEND 30 FUND
Todd Investment Advisors, Inc. ("Todd")                            0.25% on the first $100 million;
                                                                   0.20% on the next $100 million;
                                                                   0.15% on the next $100 million;
                                                                   0.10% on assets over $300 million.
VALUE PLUS FUND
Fort Washington Investment Advisors, Inc. ("Fort Washington")      0.45% on the first $100 million;
                                                                   0.30% on the next $100 million;
                                                                   0.25% on the next $100 million;
                                                                   0.20% on assets over $300 million.

GROWTH & INCOME FUND
Deutsche Investment Management Americas Inc. ("DIMA")              0.50% on the first $150 million;
                                                                   0.45% on assets over $150 million.
BALANCED FUND
Oppenheimer Capital LLC ("Oppenheimer")                            0.60% on the first $20 million;
                                                                   0.50% from $20 - $50 million;
                                                                   0.40% on assets over $50 million.
HIGH YIELD FUND/CORE BOND FUND
Fort Washington Investment Advisors, Inc.                          0.30% on the first $100 million;
                                                                   0.25% on the next $100 million;
                                                                   0.20% on the next $100 million;
                                                                   0.15% on assets over $300 million.
MONEY MARKET FUND
Fort Washington Investment Advisors, Inc.                          0.05%

ETF FUNDS*
Todd Investment Advisors, Inc.                                     0.10% on the first $50 million;
                                                                   0.09% on the next $50 million;
                                                                   0.08% on assets over $100 million.

* The Advisor's affiliate, Integrity Life Insurance Company, has guaranteed that Todd will receive a minimum annual fee of $10,000 per Fund for its services.

The services provided by the Sub-Advisors are paid by the Advisor. The compensation of any officer, director or employee of the Sub-Advisor who is rendering services to a Fund is paid by the Sub-Advisor.

The employment of each Sub-Advisor will remain in force for an initial two year period and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The employment of a Sub-Advisor may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund's outstanding voting securities, by the Advisor, or by the Sub-Advisor. Each Sub-Advisory Agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

The SEC has granted an exemptive order that permits the Trust or the Advisor, under certain circumstances, to select or change non-affiliated Sub-Advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. Shareholders of a Fund will be notified of any changes in its Sub-Advisor.

SUB-ADVISOR CONTROL. Listed below is a description of the persons or entities that control the Sub-Advisors:

o BAMCO, INC. is a wholly owned subsidiary of Baron Capital Group Inc., which is controlled by Ronald Baron.

o WESTFIELD CAPITAL MANAGEMENT COMPANY LLC is a wholly-owned subsidiary of Boston Private Financial Holdings, Inc., a publicly traded company listed on the NASDAQ exchange.

o TCW INVESTMENT MANAGEMENT COMPANY is a subsidiary of The TCW Group, Inc. The TCW Group, Inc. is a subsidiary of Societe Generale Asset Management S.A., which is owned by Societe Generale S.A.

o THIRD AVENUE MANAGEMENT LLC is majority owned by Affiliated Managers Group, Inc. Affiliated Managers Group, Inc. is a publicly traded company listed on the NYSE.

o EAGLE ASSET MANAGEMENT INC. is a wholly owned money management subsidiary of Raymond James Financial, Inc. Raymond James Financial, Inc. is a publicly traded company listed on the NYSE.

o TODD INVESTMENT ADVISORS, INC. is a wholly-owned subsidiary of Fort Washington Investment Advisors, Inc. Fort Washington Investment Advisors, Inc. is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company. Ms. McGruder, Mr. Barrett and Mr. Lindholm may be deemed to be affiliates of Todd Investment Advisors, Inc.

o FORT WASHINGTON INVESTMENT ADVISORS, INC. is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company. Ms. McGruder, Mr. Barrett and Mr. Lindholm may be deemed to be affiliates of Fort Washington Investment Advisors, Inc.

o DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC. is a wholly-owned subsidiary of Deutsche Bank AG.

o OPPENHEIMER CAPITAL LLC is a wholly-owned subsidiary of Allianz Global Investors Holdings LLC, which is a wholly-owned subsidiary of Allianz Global Investors U.S. Equities LLC. Allianz Global Investors U.S. Equities LLC is a wholly-owned subsidiary of Allianz Global Investors of America L.P. The general partner of Allianz Global Investors of America L.P. is Allianz-PacLife Partners LLP. Allianz AG has majority ownership of, and controls, Allianz Global Investors of America L.P. and its subsidiaries, including Oppenheimer Capital LLC.

                               PORTFOLIO MANAGERS

The following charts list the Funds' portfolio managers, the number of their other managed accounts per investment category, the total assets in each category of managed accounts and the beneficial ownership in their managed Fund(s) at the end of the December 31, 2005 fiscal year, except for Mr. Reed, Mr. Wieging and Mr. Wilhelm, for whom the information is as of June 30, 2006. Listed below the charts is (i) a description of accounts managed where the advisory fee is based on the performance of the account, if any, (ii) a description of the portfolio managers' compensation structure at the end of the December 31,

2005 fiscal year, and (iii) a description of any material conflicts that may arise in connection with the portfolio manager's management of the Fund's investments and the investments of the other accounts included in the chart and any material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager, if any.

BARON SMALL CAP FUND - BAMCO, INC.

                                                OTHER ACCOUNTS MANAGED
----------------------- ---------------------------------- ------------ ------------------ ------------------
                                                           NUMBER       TOTAL              BENEFICIAL
PORTFOLIO                                                  OF           ASSETS IN          OWNERSHIP
MANAGER                                                    ACCOUNTS     ACCOUNTS           IN FUND
----------------------- ---------------------------------- ------------ ------------------ ------------------
Ronald Baron            Registered Investment Companies    7            $10.3 billion      None
----------------------- ---------------------------------- ------------ ------------------ ------------------
                        Other Pooled Investment Vehicles   5            $156 million
----------------------- ---------------------------------- ------------ ------------------ ------------------
                        Other Accounts                     54           $520 million
----------------------- ---------------------------------- ------------ ------------------ ------------------

ACCOUNTS WHERE ADVISORY FEE IS BASED ON THE ACCOUNT'S PERFORMANCE. Two "Other Pooled Investment Vehicles" have an advisory fee based on the account's performance. The total assets in these accounts are $69 million. One of these "Other Pooled Investment Vehicles" is a "fund of funds" with assets of $55 million.

COMPENSATION STRUCTURE. Mr. Baron's compensation is fixed, based on the terms of an employment contract. Mr. Baron's compensation includes a fixed base salary and a bonus that it roughly equivalent to 40% of his base salary. The terms of his contract were based on Mr. Baron's role as BAMCO's founder, chief executive officer, chief investment officer, and his position as portfolio manager for the majority of BAMCO's assets under management. Consideration was given to Mr. Baron's reputation, the long-term performance of the funds under his management and the profitability of BAMCO. In addition to cash compensation, Mr. Baron benefits from a line of credit that is guaranteed by Baron Capital.

CONFLICTS OF INTEREST. Conflicts of interest could arise in connection with managing multiple funds and the clients of BAMCO and its affiliated investment adviser. Because of market conditions, client investment guidelines and the consideration of such factors as current holidays, cash availability, and diversification considerations, not all investment opportunities will be available to all clients at all times. BAMCO has allocation policies designed to ensure that no BAMCO client is systematically given preferential treatment over time. BAMCO's Chief Compliance Officer monitors allocations for consistency with this policy. Because an investment opportunity may be suitable for multiple accounts, a BAMCO client may not be able to take full advantage of that opportunity because the opportunity may be allocated among many or all of the clients managed by BAMCO and its affiliates.

To the extent that the Fund's portfolio manager has responsibilities for managing other BAMCO client accounts or client accounts of an affiliated adviser, the portfolio manager divides his time and attention among relevant accounts.

A conflict could arise when a portfolio manager has an investment in one BAMCO client as opposed to another or has a larger investment in one BAMCO client than in others he manages. BAMCO could also receive a performance-based fee with respect to certain accounts. A conflict could also arise where one client pays a higher or lower fee than other clients.

BAMCO believes that it has policies and procedures in place that address the BAMCO clients' potential conflicts of interest. Such policies and procedures address, among other things, trading practices (e.g., brokerage commissions, cross trading, aggregation and allocation of transactions, sequential transactions, allocation of orders for execution to broker-dealers), disclosure of confidential information and employee trading.

MID CAP GROWTH FUND - TCW INVESTMENT MANAGEMENT COMPANY
                      WESTFIELD CAPITAL MANAGEMENT COMPANY, LLC

                                                OTHER ACCOUNTS MANAGED
----------------------- ---------------------------------- ------------ ------------------ ------------------
                                                           NUMBER       TOTAL              BENEFICIAL
PORTFOLIO                                                  OF           ASSETS IN          OWNERSHIP
MANAGER                                                    ACCOUNTS     ACCOUNTS           IN FUND
----------------------- ---------------------------------- ------------ ------------------ ------------------
Nicholas Galluccio      Registered Investment              7            $1,959,000,000     None
(TCW)                   Companies
----------------------- ---------------------------------- ------------ ------------------ ------------------
                        Other Pooled Investment Vehicles   9            $   877,000,000
----------------------- ---------------------------------- ------------ ------------------ ------------------
                        Other Accounts                     48           $3,811,200,000
----------------------- ---------------------------------- ------------ ------------------ ------------------
Susan Suvall (TCW)      Registered Investment Companies    7            $1,959,000,000     None
----------------------- ---------------------------------- ------------ ------------------ ------------------
                        Other Pooled Investment Vehicles   9            $   877,000,000
----------------------- ---------------------------------- ------------ ------------------ ------------------
                        Other Accounts                     48           $3,811,200,000
----------------------- ---------------------------------- ------------ ------------------ ------------------
William Muggia          Registered Investment Companies*   8            $2,290,869,184     None
(Westfield)
----------------------- ---------------------------------- ------------ ------------------ ------------------
                        Other Pooled Investment Vehicles*  3            $420,697,661
----------------------- ---------------------------------- ------------ ------------------ ------------------
                        Other Accounts*                    521          $6,015,887,083
----------------------- ---------------------------------- ------------ ------------------ ------------------
Arthur Bauernfeind      Registered Investment Companies*   8            $2,290,869,184     None
(Westfield)
----------------------- ---------------------------------- ------------ ------------------ ------------------
                        Other Pooled Investment Vehicles*  1            $17,761,567
----------------------- ---------------------------------- ------------ ------------------ ------------------
                        Other Accounts*                    522          $6,024,161,864
----------------------- ---------------------------------- ------------ ------------------ ------------------
Ethan Meyers            Registered Investment Companies*   8            $2,290,869,184     None
(Westfield)
----------------------- ---------------------------------- ------------ ------------------ ------------------
                        Other Pooled Investment Vehicles*  1            $17,761,567
----------------------- ---------------------------------- ------------ ------------------ ------------------
                        Other Accounts*                    519          $5,994,016,974
----------------------- ---------------------------------- ------------ ------------------ ------------------
Scott Emerman           Registered Investment Companies*   8            $2,290,869,184     None
(Westfield)
----------------------- ---------------------------------- ------------ ------------------ ------------------
                        Other Pooled Investment Vehicles*  1            $17,761,567
----------------------- ---------------------------------- ------------ ------------------ ------------------
                        Other Accounts*                    521          $5,994,815,033
----------------------- ---------------------------------- ------------ ------------------ ------------------

* Represents accounts managed by the Westfield Investment Committee. The four primary managers of the Westfield Investment Committee are listed on the chart. "Other Accounts" include each portfolio manager's personal accounts in which he has investment discretion.

ACCOUNTS WHERE ADVISORY FEE IS BASED ON THE ACCOUNT'S PERFORMANCE (TCW). Mr. Galluccio and Ms. Suvall co-manage 1 pooled investment vehicle and 7 other accounts where the advisory fee is based on the performance of the account. The total assets in the pooled investment vehicle are $8,163,781 and the total assets in the other accounts are $259,845,790.

ACCOUNTS WHERE ADVISORY FEE IS BASED ON THE ACCOUNT'S PERFORMANCE (WESTFIELD). Mr. Muggia is the portfolio manager for three pooled investment vehicles (limited partnerships) where the advisory fee is based on the performance of the account. The total assets in these accounts are $420,697,661. The remaining primary managers of the Westfield Investment Committee manage one other pooled investment vehicle (limited partnership) and 13 other accounts (separately managed accounts) where the advisory fee is based on the performance of the account. The total assets in the limited partnership are $17,761,567 and the total assets in the separately managed accounts are $845,774,930.

COMPENSATION STRUCTURE (TCW). Mr. Galluccio and Ms. Suvall are paid a fixed base salary and fee sharing based compensation (fee sharing). Fee sharing generally represents most of the portfolio managers' total compensation and is linked quantitatively to a fixed percentage of fee revenues of accounts in the investment strategy area for which the managers are responsible. Fee sharing applies to all TCW accounts managed by the portfolio managers and is paid quarterly.

Fee sharing revenues for each portfolio manager are allocated to a pool and fee sharing compensation is paid out after the deduction of group expenses. Fee sharing revenues included in this pool include only those from the products managed by the portfolio managers. The fee sharing percentage used to compensate the portfolio managers for management of the Fund is the same as that used to compensate them for all other TCW client accounts they manage. In general, portfolio managers do not receive discretionary bonuses.

Certain accounts of TCW have a performance fee in addition to or in lieu of a flat asset-based fee. These performance fees can be (a) asset-based fees, the percentage of which is tied to the performance of the account relative to a benchmark or (b) a percentage of the net gains of the account over a threshold gain tied to a benchmark. For these accounts, the portfolio managers' fee sharing compensation will apply to such performance fees. The fee sharing percentage in the case of performance fees is generally the same as it is for the fee sharing compensation applicable to the Fund.

Each portfolio manager also participates in other TCW compensation programs, which are not tied to the accounts managed by such portfolio manager. Each portfolio manager is a holder of stock and/or stock options of TCW and/or TCW's parent company, Societe Generale.

COMPENSATION STRUCTURE (WESTFIELD). Mr. Emerman and Mr. Meyers are eligible for a fixed base salary and an annual bonus. The bonus is based on their individual overall performance, as well as the financial performance of the company. Specific performance criteria include the quantity and quality of recommendations submitted to the investment committee, as well as attitude, teamwork, communication and motivation. Individual performance attribution is also reviewed. Both Mr. Emerman and Mr. Meyers may also receive stock options from Westfield's parent company, Boston Private Financial Holdings. As members of the investment committee, they may each receive a bonus derived from the performance fees earned on the partnerships as distributed under the discretion of the portfolio manager.

Mr. Muggia and Mr. Bauernfeind are eligible for a fixed base salary and an annual bonus, which is paid the month after year end. The bonus is based on the overall financial performance of the company and can vary depending on company results. They are also eligible to participate in the Boston Private Financial Holdings Deferred Compensation Plan. Each may also receive stock options from Westfield's parent company, Boston Private Financial Holdings. Mr. Muggia is also entitled to receive, and has discretion to distribute, a portion of the performance fees earned on the limited partnerships he manages.

CONFLICTS OF INTEREST (TCW). Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager has a greater financial incentive, such as a pooled investment vehicle or other account with a performance based fee.

CONFLICTS OF INTEREST (WESTFIELD). Westfield seeks to identify areas of potential conflicts of interest resulting from managing both the Fund and other accounts. Westfield has adopted polices and procedures to address such potential conflicts.

The management of multiple funds and accounts may result in allocating unequal attention and time to the management of each fund and account if each has different objectives, benchmarks, time horizons and fees, as the lead portfolio manager must allocate his time and the team's investment ideas across multiple funds and accounts. A conflict of interest can also arise between those portfolios that incorporate a performance fee with a base advisory fee and the Fund. From time to time, the same securities may be recommended for both types of accounts. If this is the case, the securities are allocated in a manner Westfield believes to be fair and equitable to all effected funds and accounts. Although Westfield seeks best execution for security transactions, a potential conflict can exist in determining which broker to use to execute transaction orders because Westfield may be limited by a client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Westfield executes such directed arrangements last. Furthermore, personal accounts may give rise to potential conflicts of interest; trading in personal accounts is regulated by the firm's Code of Ethics.

THIRD AVENUE VALUE FUND - THIRD AVENUE MANAGEMENT LLC

                                                OTHER ACCOUNTS MANAGED
----------------------- ---------------------------------- -------------- --------------------- -----------------
                                                           NUMBER         TOTAL                 BENEFICIAL
PORTFOLIO                                                  OF             ASSETS IN             OWNERSHIP
MANAGER                                                    ACCOUNTS       ACCOUNTS              IN FUND
----------------------- ---------------------------------- -------------- --------------------- -----------------
Curtis Jensen           Registered Investment Companies    4              $4.4 billion          None
----------------------- ---------------------------------- -------------- --------------------- -----------------
                        Other Pooled Investment Vehicles   0              $0
----------------------- ---------------------------------- -------------- --------------------- -----------------
                        Other Accounts                     4              Over $1million
----------------------- ---------------------------------- -------------- --------------------- -----------------
Ian Lapey               Registered Investment Companies    4              $2.2 billion          None
----------------------- ---------------------------------- -------------- --------------------- -----------------
                        Other Pooled Investment Vehicles   5              $120.2 million
----------------------- ---------------------------------- -------------- --------------------- -----------------
                        Other Accounts                     0              $0
----------------------- ---------------------------------- -------------- --------------------- -----------------

ACCOUNTS WHERE ADVISORY FEE IS BASED ON THE ACCOUNT'S PERFORMANCE. Mr. Lapey manages one "Other Pooled Investment Vehicle" where the advisory fee is based on the performance of the account. The total assets in the account are $1.3 million.

COMPENSATION STRUCTURE. Each portfolio manager receives a fixed base salary and a cash bonus, payable each year. A portion of the bonus is deferred pursuant to a deferred compensation plan of Third Avenue. The bonus is determined in the discretion of senior management of Third Avenue and is based on a qualitative analysis of several factors, including the profitability of Third Avenue and the contribution of the portfolio manager. Portfolio managers who perform additional management functions within Third Avenue may receive additional compensation in these other capacities. Mr. Jensen does not receive any compensation for managing his "Other Accounts," as they are managed in a personal capacity.

CONFLICTS OF INTEREST. Circumstances may arise under which Third Avenue determines that, while it would be both desirable and suitable that a particular security or other investment be purchased or sold for the account of more than one of its client accounts, there is a limited supply or demand for the security or other investment. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. Third Avenue has adopted policies and procedures to monitor and manage these potential conflicts of interest to protect its clients' interests.

GROWTH & INCOME FUND - DEUTSCHE INVESTMENT MANAGEMENT AMERICAS, INC.


                                                  OTHER ACCOUNTS MANAGED
----------------------- ---------------------------------- -------------- --------------------- ------------
PORTFOLIO                                                   NUMBER         TOTAL ASSETS         BENEFICIAL
MANAGER                                                     OF             IN ACCOUNTS          OWNERSHIP IN
                                                            ACCOUNTS                            FUND
----------------------- ---------------------------------- -------------- --------------------- ------------
David Hone              Registered Investment Companies    1              $144,011,683          None
----------------------- ---------------------------------- -------------- --------------------- ------------
                        Other Pooled Investment Vehicles   0              $0
----------------------- ---------------------------------- -------------- --------------------- ------------
                        Other Accounts                     0              $0
----------------------- ---------------------------------- -------------- --------------------- ------------

COMPENSATION STRUCTURE. The Fund has been advised that DIMA seeks to offer its investment professionals competitive short-term and long-term compensation. Mr. Hone is paid (i) a base salary that is linked to his job function, responsibilities and financial services industry peer comparison and (ii) variable compensation, which is linked to investment performance, individual contributions to the team and DWS Scudder's and Deutsche Bank's financial results. Variable compensation may include a cash bonus incentive and participation in a variety of long-term equity programs (usually in the form of Deutsche Bank equity).

Bonus and long-term incentives comprise a greater proportion of total compensation as an investment professional's seniority and compensation levels increase. Top performing investment professionals earn a total compensation package that includes a bonus that is highly competitive including a bonus that is a multiple of their base salary. The amount of equity awarded under the long-term equity programs is generally based on the individual's total compensation package and may comprise from 0%-40% of the total compensation award. As incentive compensation increases, the percentage of compensation awarded in Deutsche Bank equity also increases. Certain senior investment professionals may be subject to a mandatory diverting of a portion of their equity compensation into proprietary mutual funds that they manage.


To evaluate its investment professionals, DIMA uses a Performance Management Process. Objectives evaluated by the process are related to investment performance and generally take into account peer group and benchmark related data. The ultimate goal of this process is to link the performance of investment professionals with client investment objectives and to deliver investment performance that meets or exceeds clients' risk and return objectives. When determining total compensation, DIMA considers a number of quantitative and qualitative factors such as:

o     DWS Scudder's performance and the performance of Deutsche Asset
      Management;

o Quantitative measures which include 1, 3 and 5 year pre-tax returns versus benchmark (such as the benchmark used in the prospectus) and appropriate peer group, taking into consideration risk targets. Additionally, the portfolio manager's retail/institutional asset mix is weighted, as appropriate for evaluation purposes.

o Qualitative measures include adherence to the investment process and individual contributions to the process, among other things. In addition, DIMA assesses compliance, risk management and teamwork skills.

o Other factors, including contributions made to the investment team as well as adherence to compliance, risk management, and "living the values" of DIMA, are part of a discretionary component that gives management the ability to reward these behaviors on a subjective basis through bonus incentives.

In addition, DIMA analyzes competitive compensation levels through the use of extensive market data surveys. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine overall compensation to promote good sustained investment performance.


CONFLICTS OF INTEREST. In addition to managing the assets of the Fund, the Fund's portfolio manager may have responsibility for managing other client accounts of DIMA or its affiliates. The tables above show, for the portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by the portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Fund's most recent fiscal year end.

In addition to the accounts above, an investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. DIMA has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other "access persons" to invest in securities that may be recommended or traded in the Fund and other client accounts.

DIMA is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, DIMA is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential or apparent conflicts of interests. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by Deutsche Bank AG for its clients' advisory accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of DIMA's advisory clients. DIMA has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Fund's Board.


Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:


o Certain investments may be appropriate for the Fund and also for other clients advised by DIMA, including other client accounts managed by the Fund's portfolio management team. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of DIMA may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Fund may differ from the results achieved for other clients of DIMA. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by DIMA to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of DIMA in the interest of achieving the most favorable net results to the Fund and the other clients.

o To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. DIMA attempts to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.

o In some cases, an apparent conflict may arise where DIMA has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. DIMA will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, DIMA has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

o DIMA and its affiliates and the investment team of the Fund may manage other mutual funds and separate accounts on a long-short basis. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time. DIMA has adopted procedures that it believes are reasonably designed to mitigate these potential conflicts of interest. Included in these procedures are specific guidelines developed to ensure fair and equitable treatment for all clients whose accounts are managed by each Fund's portfolio management team. DIMA and the portfolio management team have established monitoring procedures, a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.


BALANCED FUND - OPPENHEIMER CAPITAL LLC

                                                OTHER ACCOUNTS MANAGED
----------------------- ---------------------------------- -------------- --------------------- -----------------
                                                           NUMBER         TOTAL                 BENEFICIAL
PORTFOLIO                                                  OF             ASSETS IN             OWNERSHIP
MANAGER                                                    ACCOUNTS       ACCOUNTS              IN FUND
----------------------- ---------------------------------- -------------- --------------------- -----------------
Matthew Greenwald       Registered Investment Companies    5              $7,602,974,613        None
----------------------- ---------------------------------- -------------- --------------------- -----------------
                        Other Pooled Investment Vehicles   2              $48,493,854
----------------------- ---------------------------------- -------------- --------------------- -----------------
                        Other Accounts                     32             $1,302,459,552
----------------------- ---------------------------------- -------------- --------------------- -----------------
Louis Goldstein         Registered Investment Companies    5              $4,671,039,313        None
----------------------- ---------------------------------- -------------- --------------------- -----------------
                        Other Pooled Investment Vehicles   2              $61,614,921
----------------------- ---------------------------------- -------------- --------------------- -----------------
                        Other Accounts                     41             $1,407,031,145
----------------------- ---------------------------------- -------------- --------------------- -----------------

ACCOUNTS WHERE ADVISORY FEE IS BASED ON THE ACCOUNT'S PERFORMANCE. Mr. Greenwald manages one "Other Account" where the advisory fee is based on the performance of the account. The total assets in the account are $15,525,030.

COMPENSATION STRUCTURE. Mr. Greenwald and Mr. Goldstein's compensation consists of a base salary that intends to be competitive in light of the manager's experience and responsibilities. The firm's management evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager shares in a bonus pool that links pay to two core elements: quantitatively measured investment results and firm profitability. At the start of the year, each portfolio manager receives an allocated target percentage of the pool. The initial target allocation is a measure of past performance, current job accountability and expectation, and competitive market practice. At year-end the firm's Chief Executive Officer and Chief Investment Officer determine the size of the pool based on overall investment results, firm profitability, asset flows and external market compensation levels. Each portfolio manager participates in the Allianz Equity Incentive Plan that awards shares in a substantial pool of funds. The value of the pool is determined by the cumulative revenue growth of Oppenheimer Capital over rolling three-year periods. Shares in the pool vest three years after they are awarded, if the manager remains at the firm. Each portfolio manager is also eligible to participate in a non-qualified deferred compensation plan that affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated by the plan.

CONFLICTS OF INTEREST. As indicated above, the portfolio managers also manage other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as or different from, the Fund's investment objectives and strategies. For example, the portfolio manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or the portfolio manager may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by Oppenheimer have the same management fee. If the management fee structure of another fund or account is more advantageous to Oppenheimer than the fee structure of the Fund, Oppenheimer could have an incentive to favor the other fund or account. However, Oppenheimer's compliance policies and procedures and Code of Ethics recognize Oppenheimer's fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and such policies and procedures and Code of Ethics are designed to preclude the portfolio manager from favoring one client over another. It is possible, of course, that those compliance policies and procedures may not always be adequate to do so.

EAGLE CAPITAL APPRECIATION FUND - EAGLE ASSET MANAGEMENT, INC.

                                                OTHER ACCOUNTS MANAGED
----------------------- ---------------------------------- -------------- --------------------- -----------------
                                                           NUMBER         TOTAL                 BENEFICIAL
PORTFOLIO                                                  OF             ASSETS IN             OWNERSHIP
MANAGER                                                    ACCOUNTS       ACCOUNTS              IN FUND
----------------------- ---------------------------------- -------------- --------------------- -----------------
Richard Skeppstrom      Registered Investment Companies    4              $333,440,103          None
----------------------- ---------------------------------- -------------- --------------------- -----------------
                        Other Pooled Investment Vehicles   0              $0
----------------------- ---------------------------------- -------------- --------------------- -----------------
                        Other Accounts                     6,331          $1,942,836,769
----------------------- ---------------------------------- -------------- --------------------- -----------------
E. Craig Dauer          Registered Investment Companies    4              $333,440,103          None
----------------------- ---------------------------------- -------------- --------------------- -----------------
                        Other Pooled Investment Vehicles   0              $0
----------------------- ---------------------------------- -------------- --------------------- -----------------
                        Other Accounts                     6,331          $1,942,836,769
----------------------- ---------------------------------- -------------- --------------------- -----------------
John Jordan             Registered Investment Companies    4              $333,440,103          None
----------------------- ---------------------------------- -------------- --------------------- -----------------
                        Other Pooled Investment Vehicles   0              $0
----------------------- ---------------------------------- -------------- --------------------- -----------------
                        Other Accounts                     6,331          $1,942,836,769
----------------------- ---------------------------------- -------------- --------------------- -----------------
Robert Marshall         Registered Investment Companies    4              $333,440,103          None
----------------------- ---------------------------------- -------------- --------------------- -----------------
                        Other Pooled Investment Vehicles   0              $0
----------------------- ---------------------------------- -------------- --------------------- -----------------
                        Other Accounts                     6,331          $1,942,836,769
----------------------- ---------------------------------- -------------- --------------------- -----------------

COMPENSATION STRUCTURE. All portfolio managers receive a fixed base salary, a variable bonus and deferred compensation. The fixed salary is based on the scale and complexity of a portfolio manager's responsibilities. The portfolio manager's variable bonus is based on revenues on accounts under management and the relative (pre-tax) performance (typically 1 and 3 year performance) of these accounts. In determining the bonus, Eagle may afford differing weights to specific funds, accounts or products based on a portfolio manager's contribution or responsibility to the team. All portfolio managers receive various forms of deferred compensation that provide long-term financial incentives. They participate in a non-qualified stock option program that vests at the end of the seventh year following their employment dates. All portfolio managers also receive benefits from the parent company, including a 401(k) plan, profit sharing plan, Long-Term Incentive Plan, Employee Stock Option Plan and Employee Stock Purchase Plan.

CONFLICTS OF INTEREST. Eagle's portfolio management team manages other accounts with investment strategies similar to the Eagle Capital Appreciation Fund. Certain conflicts of interest may arise in connection with the management of multiple portfolios. As noted above, fees vary among these accounts and the portfolio manager(s) may personally invest in some of these accounts. This could create potential conflicts of interest where a portfolio manager may favor certain accounts over others, resulting in other accounts outperforming the Fund. Other potential conflicts include conflicts in the allocation of investment opportunities and aggregated trading. Eagle's portfolio managers are compensated based on the composite performance of funds and accounts in each product serviced by the manager on the portfolio management team. This compensation evaluation may afford differing weights to specific funds, accounts or products based on a portfolio manager's contribution or responsibility to the team. This weighing process is based on the overall size of a given fund or investment product and portfolio manager responsibility and/or contribution and may provide incentive for a portfolio manager to favor another account over the Fund.

However, Eagle has developed and implemented policies and procedures designed to ensure that all clients are treated equitably. In addition, compliance oversight and monitoring ensures adherence to policies designed to avoid conflicts. Also, as indicated in Eagle's Code of Ethics there are certain procedures in place to avoid conflicts of interest when the portfolio managers and other investment personnel of Eagle buy or sell securities also owned by, or bought or sold for Eagle's clients. Eagle has established procedures to mitigate conflicts arising from a portfolio manager's compensation weighing process, including a review of performance dispersion across all firm managed accounts and the establishment of policies to monitor trading and best execution for all managed accounts.

VALUE PLUS FUND - FORT WASHINGTON INVESTMENT ADVISORS, INC.

                                                OTHER ACCOUNTS MANAGED
------------------------ --------------------------------- -------------- --------------------- --------------------
                                                           NUMBER         TOTAL                 BENEFICIAL
PORTFOLIO                                                  OF             ASSETS IN             OWNERSHIP
MANAGER                                                    ACCOUNTS       ACCOUNTS              IN FUND
------------------------ --------------------------------- -------------- --------------------- --------------------
Brad Reed                Registered Investment Companies   1              $75,622,103           NONE
------------------------ --------------------------------- -------------- --------------------- --------------------
                         Other Pooled Investment Vehicles  0              0
------------------------ --------------------------------- -------------- --------------------- --------------------
                         Other Accounts                    34             $973,761,203
------------------------ --------------------------------- -------------- --------------------- --------------------
John A. Wieging          Registered Investment Companies   0              $0                    None
------------------------ --------------------------------- -------------- --------------------- --------------------
                         Other Pooled Investment Vehicles  0              0
------------------------ --------------------------------- -------------- --------------------- --------------------
                         Other Accounts                    5              $508,778,316
------------------------ --------------------------------- -------------- --------------------- --------------------
James Wilhelm, Jr.       Registered Investment Companies   0              $0                    None
------------------------ --------------------------------- -------------- --------------------- --------------------
                         Other Pooled Investment Vehicles  0              $0
------------------------ --------------------------------- -------------- --------------------- --------------------
                         Other Accounts                    5              $508,778,316
------------------------ --------------------------------- -------------- --------------------- --------------------

HIGH YIELD FUND - FORT WASHINGTON INVESTMENT ADVISORS, INC.

                                                OTHER ACCOUNTS MANAGED
------------------------ --------------------------------- -------------- --------------------- --------------------
                                                           NUMBER         TOTAL                 BENEFICIAL
PORTFOLIO                                                  OF             ASSETS IN             OWNERSHIP
MANAGER                                                    ACCOUNTS       ACCOUNTS              IN FUND
------------------------ --------------------------------- -------------- --------------------- --------------------
Brendan White           Registered Investment Companies    2              $146 million          $1-$10,000
----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Pooled Investment Vehicles   2              $122 million
----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Accounts                     14             $1.8 billion
----------------------- ---------------------------------- -------------- --------------------- --------------------

CORE BOND FUND - FORT WASHINGTON INVESTMENT ADVISORS, INC.

                                                OTHER ACCOUNTS MANAGED
------------------------ --------------------------------- -------------- --------------------- --------------------
                                                           NUMBER         TOTAL                 BENEFICIAL
PORTFOLIO                                                  OF             ASSETS IN             OWNERSHIP
MANAGER                                                    ACCOUNTS       ACCOUNTS              IN FUND
------------------------ --------------------------------- -------------- --------------------- --------------------
Timothy Policinski      Registered Investment Companies    1              $60.6 million         None
----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Pooled Investment Vehicles   0              $0
----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Accounts                     40             $1.6 billion
----------------------- ---------------------------------- -------------- --------------------- --------------------
Daniel Carter           Registered Investment Companies    1              $60.6 million         None
----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Pooled Investment Vehicles   0              $0
----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Accounts                     40             $1.6 billion
----------------------- ---------------------------------- -------------- --------------------- --------------------

MONEY MARKET FUND - FORT WASHINGTON INVESTMENT ADVISORS, INC.

                                                OTHER ACCOUNTS MANAGED
------------------------ --------------------------------- -------------- --------------------- --------------------
                                                           NUMBER         TOTAL                 BENEFICIAL
PORTFOLIO                                                  OF             ASSETS IN             OWNERSHIP
MANAGER                                                    ACCOUNTS       ACCOUNTS              IN FUND
------------------------ --------------------------------- -------------- --------------------- --------------------
John Goetz              Registered Investment Companies    7              $1,105,647,199        None
----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Pooled Investment Vehicles   0              $0
----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Accounts                     4              $1,019,238,666
----------------------- ---------------------------------- -------------- --------------------- --------------------
Jay Devine              Registered Investment Companies    6              $1,028,903,164        None
----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Pooled Investment Vehicles   0              $0
----------------------- ---------------------------------- -------------- --------------------- --------------------
                        Other Accounts                     2              $1,015,701,821
----------------------- ---------------------------------- -------------- --------------------- --------------------

ACCOUNTS WHERE ADVISORY FEE IS BASED ON THE ACCOUNT'S PERFORMANCE. Mr. Reed manages one "Other Account" where the advisory fee is based on the performance of the account. The total assets in this account are $3,230,440. Neither Mr. Wieging nor Mr. Wilhelm manage any accounts where the advisory fee is based on the performance of the account.

COMPENSATION STRUCTURE- All portfolio managers receive a fixed base salary and annual performance bonuses. Bonuses are based primarily on the overall performance of Fort Washington as well as the pre-tax performance (relative to the appropriate benchmark) of their respective asset category over a one-year and a three-year time horizon. Secondarily, portfolio managers are also assessed on their ability to retain clients and attract new clients. Additionally, a long-term retention plan was instituted in 2000, whereby certain investment professionals are periodically granted participation units with a 7-year cliff vesting schedule. The structure includes long-term vesting provisions. The percentage of compensation allocated to performance bonuses, asset-increase incentives and long-term incentive compensation is determined annually by the firm's President and approved by the Board of Directors.

CONFLICTS OF INTEREST. Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including a Fund). This would include devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad array of accounts and incentive to allocate opportunities to an account where the portfolio manager has a greater financial incentive, such as allocation opportunities for performance- based accounts. Mr. Reed manages a performance-based account in addition to the Value Plus Fund. From time to time, the same securities may be recommended for both types of accounts.

ENHANCED DIVIDEND 30 FUND - TODD INVESTMENT ADVISORS, INC.

                                                OTHER ACCOUNTS MANAGED
------------------------ --------------------------------- -------------- --------------------- -------------------
                                                           NUMBER         TOTAL                 BENEFICIAL
PORTFOLIO                                                  OF             ASSETS IN             OWNERSHIP
MANAGER                                                    ACCOUNTS       ACCOUNTS              IN FUND
------------------------ --------------------------------- -------------- --------------------- -------------------
Curtiss Scott           Registered Investment Companies    5              $96,207,512           None
----------------------- ---------------------------------- -------------- --------------------- -------------------
                        Other Pooled Investment Vehicles   0              $0
----------------------- ---------------------------------- -------------- --------------------- -------------------
                        Other Accounts                     65             $2.1 billion
----------------------- ---------------------------------- -------------- --------------------- -------------------
John White              Registered Investment Companies    5              $96,207,512           None
----------------------- ---------------------------------- -------------- --------------------- -------------------
                        Other Pooled Investment Vehicles   0              $0
----------------------- ---------------------------------- -------------- --------------------- -------------------
                        Other Accounts                     65             $2.1 billion
----------------------- ---------------------------------- -------------- --------------------- -------------------

CONSERVATIVE ETF FUND - TODD INVESTMENT ADVISORS, INC.

                                                OTHER ACCOUNTS MANAGED
------------------------ --------------------------------- -------------- --------------------- -------------------
                                                           NUMBER         TOTAL                 BENEFICIAL
PORTFOLIO                                                  OF             ASSETS IN             OWNERSHIP
MANAGER                                                    ACCOUNTS       ACCOUNTS              IN FUND
------------------------ --------------------------------- -------------- --------------------- -------------------
Curtiss Scott           Registered Investment Companies    5              $113,470,623          None
----------------------- ---------------------------------- -------------- --------------------- -------------------
                        Other Pooled Investment Vehicles   0              $0
----------------------- ---------------------------------- -------------- --------------------- -------------------
                        Other Accounts                     65             $2.1 billion
----------------------- ---------------------------------- -------------- --------------------- -------------------
John White              Registered Investment Companies    5              $113,470,623          None
----------------------- ---------------------------------- -------------- --------------------- -------------------
                        Other Pooled Investment Vehicles   0              $0
----------------------- ---------------------------------- -------------- --------------------- -------------------
                        Other Accounts                     65             $2.1 billion
----------------------- ---------------------------------- -------------- --------------------- -------------------

MODERATE ETF FUND - TODD INVESTMENT ADVISORS, INC.

                                                OTHER ACCOUNTS MANAGED
------------------------ --------------------------------- -------------- --------------------- -------------------
                                                           NUMBER         TOTAL                 BENEFICIAL
PORTFOLIO                                                  OF             ASSETS IN             OWNERSHIP
MANAGER                                                    ACCOUNTS       ACCOUNTS              IN FUND
------------------------ --------------------------------- -------------- --------------------- -------------------
Curtiss Scott           Registered Investment Companies    5              $102,422,669          None
----------------------- ---------------------------------- -------------- --------------------- -------------------
                        Other Pooled Investment Vehicles   0              $0
----------------------- ---------------------------------- -------------- --------------------- -------------------
                        Other Accounts                     65             $2.1 billion
----------------------- ---------------------------------- -------------- --------------------- -------------------
John White              Registered Investment Companies    5              $102,422,669          None
----------------------- ---------------------------------- -------------- --------------------- -------------------
                        Other Pooled Investment Vehicles   0              $0
----------------------- ---------------------------------- -------------- --------------------- -------------------
                        Other Accounts                     65             $2.1 billion
----------------------- ---------------------------------- -------------- --------------------- -------------------

AGGRESSIVE ETF FUND - TODD INVESTMENT ADVISORS, INC.

                                                OTHER ACCOUNTS MANAGED
------------------------ --------------------------------- -------------- --------------------- -------------------
                                                           NUMBER         TOTAL                 BENEFICIAL
PORTFOLIO                                                  OF             ASSETS IN             OWNERSHIP
MANAGER                                                    ACCOUNTS       ACCOUNTS              IN FUND
------------------------ --------------------------------- -------------- --------------------- -------------------
Curtiss Scott           Registered Investment Companies    5              $107,046,616          None
----------------------- ---------------------------------- -------------- --------------------- -------------------
                        Other Pooled Investment Vehicles   0              $0
----------------------- ---------------------------------- -------------- --------------------- -------------------
                        Other Accounts                     65             $2.1 billion
----------------------- ---------------------------------- -------------- --------------------- -------------------
John White              Registered Investment Companies    5              $107,046,616          None
----------------------- ---------------------------------- -------------- --------------------- -------------------
                        Other Pooled Investment Vehicles   0              $0
----------------------- ---------------------------------- -------------- --------------------- -------------------
                        Other Accounts                     65             $2.1 billion
----------------------- ---------------------------------- -------------- --------------------- -------------------

ENHANCED ETF FUND - TODD INVESTMENT ADVISORS, INC.

                                                OTHER ACCOUNTS MANAGED
------------------------ --------------------------------- -------------- --------------------- -------------------
                                                           NUMBER         TOTAL                 BENEFICIAL
PORTFOLIO                                                  OF             ASSETS IN             OWNERSHIP
MANAGER                                                    ACCOUNTS       ACCOUNTS              IN FUND
------------------------ --------------------------------- -------------- --------------------- -------------------
Curtiss Scott           Registered Investment Companies    5              $94,811,272           None
----------------------- ---------------------------------- -------------- --------------------- -------------------
                        Other Pooled Investment Vehicles   0              $0
----------------------- ---------------------------------- -------------- --------------------- -------------------
                        Other Accounts                     65             $2.1 billion
----------------------- ---------------------------------- -------------- --------------------- -------------------
John White              Registered Investment Companies    5              $94,811,272           None
----------------------- ---------------------------------- -------------- --------------------- -------------------
                        Other Pooled Investment Vehicles   0              $0
----------------------- ---------------------------------- -------------- --------------------- -------------------
                        Other Accounts                     65             $2.1 billion
----------------------- ---------------------------------- -------------- --------------------- -------------------

COMPENSATION STRUCTURE. Each portfolio manager is provided a fixed base salary and short-term bonus arrangement. The specific compensation a portfolio manager receives from the short-term bonus pool is based primarily on the firm's profitability and secondarily on how each individual contributes to the organization. Todd's parent also has long-term deferred compensation arrangement that provides significant additional incentives for key professionals to remain within the organization.

CONFLICTS OF INTEREST. Todd believes the management of its accounts, including the Funds, does not present any material conflicts of interest either in the devotion of time, attention or the allocation of investment opportunities. The Enhanced Dividend 30 Fund focuses on the stocks of the Dow Jones Industrial Average, thirty widely held stocks that trade well in the marketplace. The ETF Funds trade in securities that Todd does not use frequently in its other management styles. Todd's other managed accounts concentrate on larger capitalization, well traded securities. Allocation of investment opportunities is not an issue within this universe.

                             THE DISTRIBUTOR

Touchstone Securities, Inc. ("Touchstone Securities"), 303 Broadway, Cincinnati, Ohio 45202, is the principal underwriter of the Funds and, as such, the exclusive agent for distribution of shares of the Funds under the terms of a Distribution Agreement. Touchstone Securities is an affiliate of the Advisor by reason of common ownership. Touchstone Securities is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis. Touchstone Securities receives no compensation under the Distribution Agreement.

Ms. McGruder may be deemed to be an affiliate of Touchstone Securities because of her position as a Director of the Advisor and Touchstone Securities. Mr. Barrett may be deemed to be an affiliate of Touchstone Securities because of his position as President and Chairman of Western-Southern Life Assurance Company and The Western and Southern Life Insurance Company, parent companies of Touchstone Securities. Mr. Lindholm may be deemed to be an affiliate of Touchstone Securities because of his position as a Director of Integrity Life Insurance Company and National Integrity Life Insurance Company, wholly-owned subsidiaries of Western & Southern Life Insurance Company. Ms. McGruder, Mr. Barrett and Mr. Lindholm, by reason of such affiliations, may directly or indirectly receive benefits from any underwriting fees paid to Touchstone Securities.

Touchstone Securities may from time to time pay from its own resources cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Funds and/or other funds in the Touchstone Funds during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

The Service Class Shares of the Money Market Fund and the ETF Funds may compensate dealers, including Touchstone Securities and its affiliates, based on the average balance of all accounts in Service Class Shares of the Funds for which the dealer is designated as the party responsible for the account. See "Distribution Plan" below.

                         DISTRIBUTION PLAN

SERVICE CLASS SHARES. The Trust has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for the Money Market Fund and the ETF Funds that permit their Service Class shares to pay for expenses incurred in the distribution and promotion of their shares, including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with Touchstone Securities. The Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of 0.25% of the average daily net assets of Service Class shares. For the fiscal year ended December 31, 2005 Service Class shares of the Money Market Fund paid $88,872 in distribution related expenses. Service Class shares in the ETF Funds began operations on July 31, 2006. All payments were to broker-dealers and others for advertising, printing and mailing, asset growth and retention and other expenses.

GENERAL INFORMATION -- Agreements implementing the Plan (the "Implementation Agreements"), including agreements with dealers where such dealers agree for a fee to act as agents for the sale of the Money Market Fund's and ETF Funds' Service Class shares, are or will be in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plan are made in accordance with written agreements. Some financial intermediaries charge fees in excess of the amounts available under the Plan, in which case the Advisor pays the additional fees.

The continuance of the Plan and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees at a meeting called for the purpose of voting on such continuance. The Plan may be terminated with respect to a particular Fund at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding Service Class shares of the Money Market Fund or of each of the ETF Funds. In the event the Plan is terminated in accordance with its terms, Service Class shares will not be required to make any payments for expenses incurred by Touchstone Securities after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding Service Class shares of a Fund on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plan may not be amended to materially increase the amount spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. The Board of Trustees believes that expenditure of each Fund's assets for distribution expenses under the Plan should assist in the growth of the Fund which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of a Fund's assets for distribution will be realized. While the Plan is in effect, all amounts spent by a Fund pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of the Independent Trustees will be at the discretion of the existing Independent Trustees during such period.

John F. Barrett, Jill T. McGruder and John R. Lindholm, as interested persons of the Trust, may be deemed to have a financial interest in the operation of the Plan and the Implementation Agreements.

                               PORTFOLIO TURNOVER

A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. High turnover may result in a Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains that a Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes. High turnover may also increase the amount of brokerage commissions. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one-year period. The rate of portfolio turnover will depend upon market and other conditions, and will not be a limiting factor when the Sub-Advisor believes that portfolio changes are appropriate. A Fund may engage in active trading to achieve its investment goals and, as a result, may have substantial portfolio turnover. The Sub-Advisor intends to hold securities of the Money Market Fund to maturity and limit portfolio turnover to the extent possible. The High Yield Fund does not intend to purchase securities for short term trading, however, a security may be sold in anticipation of market decline, or purchased in anticipation of a market rise and later sold. Securities in the High Yield Fund will be purchased and sold in response to the Sub-Advisor's evaluation of an issuer's ability to meet its debt obligations in the future. A security may be sold and another purchased, when, in the opinion of the Sub-Advisor, a favorable yield spread exists between specific issues or different market sectors.

The higher portfolio turnover for the Mid Cap Growth Fund during the December 31, 2004 fiscal year is due to fluctuations in its asset levels.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Touchstone Funds have adopted policies and procedures for disclosing the Funds' portfolio securities to any person requesting this information. These policies and procedures are monitored on an on-going basis by the Board of Trustees through periodic reporting by the Funds' Chief Compliance Officer. The Chief Compliance Officer will report any material violations immediately to the Board of Trustees and will report any immaterial violations to the Board at the next quarterly meeting. No compensation will be received by the Fund, the Advisor, or any other party in connection with the disclosure of information about portfolio securities. The procedures prohibit the disclosure of portfolio holdings except under the following conditions:

      1) Routine shareholder reports filed quarterly with the SEC within 60 days after the quarter-end and routine shareholder reports distributed to shareholders within 60 days after the six-month end;

      2)    A routine request made by a Sub-Advisor for a Fund that it manages;

      3) For use in preparing and distributing routine periodic reporting to market data agencies (Morningstar, Lipper, Bloomberg, Standard & Poor's and Thompson Financial);

      4) A request by executive officers of the Advisor for routine oversight and management purposes;

      5) For use in preparing and distributing routine shareholder reports, including disclosure to Ernst & Young LLP, (the Trust's independent registered public accounting firm), Chirp Type LLC (typesetter) and Financial Graphic Services (printer).

The Funds provide their full holdings to various market data agencies and to their public accountants, typesetter and printer on an on-going basis. The Funds provide their full holdings to various market data agencies monthly, as of the end of a calendar month, within one to ten business days after month end. The Funds provide their full holdings to their independent accountants, annually, as of the end of their fiscal year, within one to ten business days after fiscal year end. The Funds provide their full holdings to their typesetter and printer, quarterly, as of the end of a calendar quarter, within ten to forty days after quarter end. All other disclosures are made in accordance with the requests of the parties indicated above. Employees of Touchstone Investments and the Funds' Sub-Advisors that are access persons under the Funds' Code of Ethics have access to Fund holdings on a regular basis, but are subject to confidentiality requirements and trading prohibitions in the Code of Ethics. In addition, the custodian of the Funds' assets and the Funds' accounting services agent, each of whose agreements contains a confidentiality provision, have access to the current Fund holdings on a daily basis.

The Chief Compliance Officer is authorized to determine whether disclosure of a Fund's portfolio securities is for a legitimate business purpose and is in the best interests of the Fund and its shareholders. Any conflict between the interests of shareholders and the interests of the Advisor, Touchstone, or any affiliates, will be reported to the Board, which will make a determination that is in the best interests of shareholders.

                          ADDITIONAL SERVICE PROVIDERS

INTEGRATED INVESTMENT SERVICES, INC. ("INTEGRATED")

Integrated, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, serves as sub-administrative agent and transfer agent and also provides compliance services to the Trust. Integrated is a wholly-owned indirect subsidiary of IFS Holdings, Inc., which is a wholly-owned indirect subsidiary of The Western and Southern Life Insurance Company. Integrated is an affiliate of the Advisor, certain Fund Sub-Advisors and Touchstone Securities by reason of common ownership. Effective January 1, 2007, the Advisor provides administrative services to the Trust under an Administration Agreement and has sub-contracted certain accounting and administrative services to Integrated. The sub-administrative services sub-contracted to Integrated include accounting and pricing services, SEC and state security filings, providing executive and administrative services and providing reports for meetings of the Board of Trustees. The Advisor pays Integrated a sub-administrative fee out of its administration fee.

ACCOUNTING AND PRICING FEES. Prior to January 1, 2007, the Funds paid Integrated an accounting service fee based on the asset size of the Fund, plus out-of-pocket expenses and the costs of outside pricing services. Set forth below are the accounting and pricing fees paid by the Funds to Integrated during the stated fiscal periods:

ACCOUNTING AND PRICING FEES

                                              For the Fiscal       For the Fiscal     For the Fiscal
                                                Year Ended          Period Ended        Year Ended
                                                 12/31/05             12/31/04           12/31/03
                                                 --------             --------           --------
  Mid Cap Growth Fund                             $15,998             $16,147            $15,998
  Enhanced Dividend 30 Fund                       $15,998             $15,998            $15,998
  Value Plus Fund                                 $15,998             $15,998            $15,998
  Growth & Income Fund                            $15,998             $15,998            $15,998
  Balanced Fund                                   $15,998             $15,998            $15,998
  High Yield Fund                                 $16,475             $17,122            $17,999
  Core Bond Fund                                  $16,099             $16,335            $17,900
  Money Market Fund                               $34,113             $39,260            $33,089
  Conservative ETF Fund                           $15,998             $0*                   --
  Moderate ETF Fund                               $15,998             $0*                   --
  Aggressive ETF Fund                             $15,998             $0*                   --
  Enhanced ETF Fund                               $15,998             $0*                   --

                                               For the Fiscal      For the Fiscal      For the Six         For the
                                                 Year Ended          Year Ended        Months Ended      Year Ended
                                                  12/31/05            12/31/04          12/31/03           6/30/03
                                                  --------            --------          ---------          -------
  Baron Small Cap Fund                            $15,998             $15,998            $ 6,760           $3,111
  Third Avenue Value Fund                         $39,812             $31,238            $12,050           $3,761
  Eagle Capital Appreciation Fund                 $15,998             $15,998            $ 7,730           $2,893

*Each ETF Fund incurred $7,354 in accounting and pricing fees. These fees were paid by the Advisor.

ADMINISTRATION FEES. Prior to January 1, 2007, Integrated provided administrative services to the Funds and the Funds paid Integrated an administrative service fee based on the asset size of the Funds. Set forth below are the administration fees paid by the Funds to Integrated during the stated fiscal periods:

ADMINISTRATION FEES

                                               For the Fiscal     For the Fiscal   For the Fiscal
                                                 Year Ended        Period Ended      Year Ended
                                                  12/31/05           12/31/04         12/31/03
                                                  --------           --------         --------
  Mid Cap Growth Fund                             $23,998             $24,207          $23,998
  Enhanced Dividend 30 Fund                       $23,998             $23,998          $23,998
  Value Plus Fund                                 $23,998             $23,998          $23,998
  Growth & Income Fund                            $23,998             $23,998          $23,998
  Balanced Fund                                   $23,998             $23,998          $23,998
  High Yield Fund                                 $24,671             $24,729          $27,996
  Core Bond Fund                                  $24,189             $24,666          $26,696
  Money Market Fund                               $51,230             $58,433          $49,833
  Conservative ETF Fund                           $23,998             $0*                --
  Moderate ETF Fund                               $23,998             $0*                --
  Aggressive ETF Fund                             $23,998             $0*                --
  Enhanced ETF Fund                               $23,998             $0*                --

                                               For the Fiscal      For the Fiscal     For the Six
                                                 Year Ended          Year Ended      Months Ended
                                                  12/31/05            12/31/04         12/31/03
                                                  --------            --------         --------
  Baron Small Cap Fund                             $23,998            $23,998           $10,065
  Third Avenue Value Fund                          $59,718            $46,884           $18,000
  Eagle Capital Appreciation Fund                  $23,998            $23,998           $11,597

* Each ETF Fund incurred $11,031 in administration fees. These fees were paid by the Advisor.

** Prior to April 28, 2003, the Baron Small Cap Fund, Third Avenue Value Fund and Eagle Capital Appreciation Fund did not pay administration fees.

COMPLIANCE FEES AND EXPENSES. Integrated provides compliance program development, implementation and administration services to the Trust pursuant to a Compliance Services Agreement entered into on October 5, 2004. For providing compliance services to the Trust, the Funds pay a one-time compliance program development and implementation fee plus an annual compliance administration fee. The Funds also pay other costs and expenses incurred in connection with the services provided under the Compliance Services Agreement. Set forth below are the compliance fees and expenses paid by the Funds during the stated periods.

---------------------------------- ----------------------- ---------------------
                                        For the Fiscal         For the Period
                                          Year Ended             10-4-04 to
                                           12/31/05               12-31-04
---------------------------------- ----------------------- ---------------------
Baron Small Cap Fund                        $470                    $783
---------------------------------- ----------------------- ---------------------
Mid Cap Growth Fund                         $918                   $1,506
---------------------------------- ----------------------- ---------------------
Third Avenue Value Fund                    $2,548                  $3,183
---------------------------------- ----------------------- ---------------------
Eagle Capital Appreciation Fund            $1,023                  $1,296
---------------------------------- ----------------------- ---------------------
Enhanced Dividend 30 Fund                   $649                   $1,081
---------------------------------- ----------------------- ---------------------
Value Plus Fund                             $463                   $ 772
---------------------------------- ----------------------- ---------------------
Growth & Income Fund                       $1,028                  $1,286
---------------------------------- ----------------------- ---------------------
Balanced Fund                               $971                   $1,214
---------------------------------- ----------------------- ---------------------
High Yield Fund                            $1,003                  $1,672
---------------------------------- ----------------------- ---------------------
Core Bond Fund                             $1,009                  $1,682
---------------------------------- ----------------------- ---------------------

---------------------------------- ----------------------- ---------------------
Money Market Fund                          $2,508                  $4,182
---------------------------------- ----------------------- ---------------------
Conservative ETF Fund                        $29                     $0*
---------------------------------- ----------------------- ---------------------
Moderate ETF Fund                            $15                     $0*
---------------------------------- ----------------------- ---------------------
Aggressive ETF Fund                          $15                     $0*
---------------------------------- ----------------------- ---------------------
Enhanced ETF Fund                            $ 0                     $0*
---------------------------------- ----------------------- ---------------------

* The Conservative ETF Fund, Moderate ETF Fund, Aggressive ETF Fund and Enhanced ETF Fund incurred $21, $21, $19 and $37, respectively, in compliance service fees. These fees were paid by the Advisor.

CUSTODIAN

Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, provides custodial services for the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, serves as the independent registered public accounting firm for the Trust, providing audit services, tax return review and assistance and consultation in connection with the review of filings with the SEC.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

The Sub-Advisors are responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for each Fund, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, to the extent and in the manner permitted by applicable law. Purchases and sales of certain portfolio securities on behalf of a Fund are frequently placed by the Sub-Advisor with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

The Sub-Advisors seek to evaluate the overall reasonableness of the brokerage commissions paid through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. In placing orders for the purchase and sale of securities for a Fund, the Sub-Advisors take into account such factors as price, commission (if any, negotiable in the case of national securities exchange transactions), size of order, difficulty of execution and skill required of the executing broker-dealer. The Sub-Advisors review on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Sub-Advisors are authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for a Fund with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. A Sub-Advisor may use this research information in managing a Fund's assets, as well as the assets of other clients.

The equity Funds may direct transaction to certain brokers in order to reduce brokerage commissions through a commission recapture program offered by Lynch Jones & Ryan Inc. The equity Funds (except the ETF Funds) may also participate in a custody offset program offered by Brown Brothers Harriman & Co. ("BBH"), the Trust's custodian, that provides a custody offset credit and a low commission rate for agency trades that do not include research services placed through BBH's brokerage firm. Under the BBH custody offset program, any payments or benefits accrued by or credited to a particular Fund are applied against the Fund's gross expenses. Accordingly, in the event the Advisor waives or limits its fees or assumes other expenses of a Fund in accordance with the Sponsor Agreement described herein, payments or benefits accrued by or credited to the Fund under the custody offset program may reduce the expense reimbursements owed by the Advisor to the Fund. Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

Although certain research, market and statistical information from brokers and dealers can be useful to a Fund and to the corresponding Sub-Advisor, it is the opinion of the management of the Funds that such information is only supplementary to the Sub-Advisor's own research effort, since the information must still be analyzed, weighed and reviewed by the Sub-Advisor's staff. Such information may be useful to the Sub-Advisor in providing services to clients other than the Funds, and not all such information is used by the Sub-Advisor in connection with the Funds. Conversely, such information provided to the Sub-Advisor by brokers and dealers through whom other clients of the Sub-Advisor effect securities transactions may be useful to the Sub-Advisor in providing services to the Funds.

In certain instances there may be securities that are suitable for a Fund as well as for one or more of the respective Sub-Advisor's other clients. Investment decisions for a Fund and for the Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

COMMISSIONS

The Funds paid the following brokerage commissions for the periods indicated:

                                           For the       For the       For the
                                            Year         Period          Year
                                            Ended         Ended         Ended
                                          12/31/05      12/31/04       12/31/03
                                          --------      --------       --------
Mid Cap Growth Fund                       $ 73,167      $169,656       $113,871
Enhanced Dividend 30 Fund                 $ 15,875      $ 19,122       $ 15,462
Value Plus Fund                           $ 20,478      $ 14,864       $ 58,910
Growth & Income Fund                      $ 39,608      $ 32,282       $ 42,052
Balanced Fund                             $ 44,871      $ 41,539       $ 37,161
High Yield Fund                           $      0      $  5,180       $    457
Conservative ETF Fund                     $  4,211      $    486             --
Moderate ETF Fund                         $  9,906      $  1,280             --
Aggressive ETF Fund                       $  9,057      $  2,432             --
Enhanced ETF Fund                         $ 17,043      $    381             --

                                      For the       For the      For the        For the
                                       Year          Year         Period         Year
                                       Ended         Ended        Ended          Ended
                                     12/31/05      12/31/04      12/31/03      06/30/03
                                     --------      --------      --------      --------
Baron Small Cap Fund                 $ 12,719      $ 16,664      $ 15,005      $ 12,177
Third Avenue Value Fund              $ 50,365      $111,671      $102,822      $ 48,624
Eagle Capital Appreciation Fund      $ 29,534      $ 26,377      $ 69,510      $ 27,831

The lower commissions paid by the Mid Cap Growth Fund and the Third Avenue Value Fund during the December 31, 2005 fiscal year are due to lower portfolio turnover. The higher commissions paid by the ETF Funds during the December 31, 2005 fiscal year are due to increased assets.

During the fiscal year ended December 31, 2005, the amount of brokerage transactions and related commissions for the Funds directed to brokers due to research services provided were as follows:

                                    Brokerage           Brokerage
                                  Transactions         Commissions
                                   Directed to            from
                                    Research            Research
                                    --------            --------
Mid Cap Growth Fund                $16,866,236          $ 25,833
Balanced Fund                      $36,677,925          $ 29,675
Value Plus Fund                    $ 5,032,731           $ 6,925
Third Avenue Value Fund            $ 1,101,468           $ 2,659

Baron Capital Inc. may be deemed to be an affiliate of the Baron Small Cap Fund because it is an affiliate of BAMCO, Inc., the sub-advisor for the Fund. On October 14, 2005, Baron Capital Inc. discontinued its brokerage operations and will no longer execute trades for the Baron Small Cap Fund. M.J. Whitman LLC and M.J. Whitman OTC may be deemed to be affiliates of the Third Avenue Value Fund because they are affiliates of Third Avenue Management LLC, the sub-advisor for the Fund. Listed below is information about the brokerage commissions paid to these affiliated brokers during the stated fiscal years.

DECEMBER 31, 2005 FISCAL YEAR

                                                         Amount           Percentage of          Percentage of
                                                           of               Aggregate              Aggregate
Broker                                 Fund            Commissions       Commissions Paid     Transactions Effected
------                                 ----            -----------       ----------------     ---------------------
Baron Capital, Inc.     Baron Small Cap Fund            $ 1,054                  8%                28%
M.J. Whitman            Third Avenue Value Fund         $39,911                 79%                81%

DECEMBER 31, 2004 FISCAL YEAR

                                                         Amount           Percentage of          Percentage of
                                                           of               Aggregate              Aggregate
Broker                                 Fund            Commissions       Commissions Paid     Transactions Effected
------                                 ----            -----------       ----------------     ---------------------
Baron Capital, Inc.     Baron Small Cap Fund         $    5,917      36%                            40%
M.J. Whitman            Third Avenue Value Fund      $  93,693       84%                            87%

During the fiscal year ended December 31, 2005, the Funds acquired securities of the Trust's regular broker-dealers as follows:

                                                                                Number of Shares    Market Value at
Fund                                Broker-Dealer                                  at 12-31-05        12-31-05
-------------------------------------------------------------------------------------------------------------------
Balanced Fund                       JPMorgan Chase & Co.                               21,000        $ 833,489
                                    Citigroup, Inc.                                    16,600          805,598
                                    Merrill Lynch & Co., Inc.                           7,100          480,883

Value Plus Fund                     Citigroup, Inc.                                    16,807         $815,645
                                    Bank of America                                    16,778          774,305
                                    JPMorgan Chase & Co.                               13,104          520,097
                                    Merrill Lynch & Co., Inc.                           6,081          411,866
                                    Lehman Brothers Holdings                            2,957          378,999

Growth & Income Fund                Bank of America                                    11,254         $519,372
                                    Wachovia                                            8,100          428,166
                                    Citigroup, Inc.                                     8,600          417,358
                                    JPMorgan Chase & Co.                               10,300          408,807
                                    Bear Stearns Companies                              1,900          219,507
                                    Merrill Lynch & Co., Inc.                           3,200          216,736
                                    Morgan Stanley                                      3,300          187,242

                                                                                Principal Amount    Market Value at
Fund                                Broker-Dealer                                  at 12-31-05        12-31-05
-------------------------------------------------------------------------------------------------------------------
Enhanced Dividend 30 Fund           Citigroup, Inc                                     14,220          690,097
                                    JPMorgan Chase & Co.                               14,220          564,392

Eagle Capital Appreciation Fund     Wachovia Corp.                                     21,700        1,147,062
                                    Citigroup, Inc.                                    20,600          999,718
                                    Bank of America Corp.                              21,200          978,380
                                    Merrill Lynch & Co., Inc.                           7,700          521,521

                                                                                Principal Amount  Market Value at
Fund                                Broker-Dealer                                  at 12-31-05        12-31-05
-------------------------------------------------------------------------------------------------------------------
Money Market Fund                   Merrill Lynch & Co.                               400,000         $400,713
                                    Morgan Stanley                                    200,000          200,172
                                    Bear Stearns Co., Inc.                            296,000          295,269
                                    Citigroup, Inc.                                   142,000          142,725
                                    Merrill Lynch & Co.                               100,000           99,929
                                    Merrill Lynch & Co.                               450,000          448,384
                                    Merrill Lynch & Co.                               550,000          553,652
                                    Merrill Lynch & Co.                               100,000           98,965
                                    Morgan Stanley                                  1,205,000        1,211,020
                                    Citigroup, Inc.                                   142,000          142,725
                                    Wachovia Corp.                                  1,100,000        1,106,513
                                    Wachovia Corp.                                  1,560,000        1,586,959
                                    Wachovia Corp.                                    210,000          213,152
                                    JPMorgan Chase & Co.                              200,000          203,139
Core Bond Fund                      Credit Suisse First Boston Mortgage Securities  1,000,000         $984,030
                                    JPMorgan Capital                                  105,000          104,394
                                    Banc of America Commercial Mortgage               585,000          569,370
                                    Credit Suisse First Boston Mortgage Securities    696,532          687,428
                                    JPMorgan Chase Commercial Mtg.  Securities        735,000          760,637

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

OFFERING PRICE

Shares of the Funds are offered at net asset value ("NAV") as defined in the Prospectus.

VALUATION OF SECURITIES

The share price, ("NAV") of the Funds' shares is determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m. eastern time), on each day the Trust is open for business. The Trust is open for business every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in any Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the Funds' share price, see "Pricing of Fund Shares" in the Prospectus.

Pursuant to Rule 2a-7 of the 1940 Act, the Money Market Fund values its portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the NAV of the Money Market Fund is affected by any unrealized appreciation or depreciation of the portfolio. The Board of Trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the portfolio securities of the Money Market Fund.

Pursuant to Rule 2a-7, the Money Market Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only securities having remaining maturities of thirteen months or less and invest only in United States dollar-denominated securities determined by the Board of Trustees to be of high quality and to present minimal credit risks. If a security ceases to be an eligible security, or if the Board of Trustees believes such security no longer presents minimal credit risks, the Fund will dispose of the security as soon as possible. The maturity of U.S. Government obligations that have a variable rate of interest readjusted no less frequently than annually will be deemed to be the period of time remaining until the next readjustment of the interest rate.

The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Money Market Fund as computed for the purpose of sales and redemptions at $1 per share. The procedures include a review of the Fund's portfolio holdings by the Board of Trustees to determine whether the Fund's NAV calculated by using available market quotations deviates more than one-half of one percent from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities; withholding dividends; redemptions of shares in kind; or establishing a NAV per share by using available market quotations. The Board has also established procedures designed to ensure that the Money Market Fund complies with the quality requirements of Rule 2a-7.

While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Money Market Fund may tend to be higher than a like computation made by the fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Money Market Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

Portfolio securities held by the Core Bond Fund or the High Yield Fund for which market quotations are readily available are generally valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures approved by and under the general supervision of the Board of Trustees.

The Funds may use fair value pricing if the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets on which the security is traded. The Funds may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading. The use of fair value pricing has the effect of valuing a security based upon the price a Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. With respect to any portion of a Fund's assets that is invested in other mutual funds, that portion of the Fund's NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security is based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Board. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

REDEMPTION IN KIND

Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made in securities a shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund is obligated to redeem shares or with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

PURCHASE IN KIND

Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to, shares of common stock, provided the acquisition of such securities is consistent with the applicable Fund's investment objectives and is otherwise acceptable to the Sub-Advisor.

                              TAXATION OF THE FUNDS

Each Fund intends to qualify annually as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

To qualify as a regulated investment company, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); or of two or more issuers that the Fund controls that are engaged in the same or similar trades or business or related trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income, if any, each taxable year.

As a regulated investment company, each Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. The Funds will not be subject to the 4% federal excise tax imposed on registered investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are either tax-exempt pension trusts or


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

segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies.

A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. During the year ended December 31, 2005, the following Funds utilized capital loss carryforwards as follows:

Fund                                           Amount
----                                           ------
Baron Small Cap Fund                         $  589,471
Eagle Capital Appreciation Fund              $3,039,246
Enhanced Dividend 30 Fund                    $  609,883
High Yield Fund                              $  543,103
Value Plus Fund                              $1,673,457

The Funds' capital loss carryforwards for federal income tax purposes as of December 31, 2005 expire as follows. The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Fund                                     Amount            Expiration Date
----                                     ------            ---------------
Core Bond Fund                          $229,038          December 31, 2008
                                              22          December 31, 2011
                                          59,279          December 31, 2012
                                          74,295          December 31, 2013

Eagle Capital Appreciation Fund*       $ 716,783          December 31, 2009
                                       7,109,845          December 31, 2010

Enhanced Dividend 30 Fund               $408,210          December 31, 2011

High Yield Fund                        $ 269,922          December 31, 2008
                                           6,124          December 31, 2009
                                         283,470          December 31, 2010
                                       1,376,648          December 31, 2011

Money Market Fund*                      $ 35,009          December 31, 2006
                                          58,431          December 31, 2007
                                         104,616          December 31, 2008
                                         244,587          December 31, 2009
                                              28          December 31, 2010
                                             130          December 31, 2012

Third Avenue Value Fund               $3,123,630          December 31, 2010
                                         216,360          December 31, 2011
                                          22,282          December 31, 2012

Value Plus Fund                       $3,338,978          December 31, 2010
                                       2,576,285          December 31, 2011

* A portion of these capital losses may be limited under tax regulations.


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From November 1, 2005 to December 31, 2005, the Funds incurred the following net losses. The Funds intend to elect to defer these losses and treat them as arising on January 1, 2006.

Fund                                           Amount
----                                           ------
Core Bond Fund                                $177,008
High Yield Fund                               $ 67,962
Third Avenue Value Fund                       $ 8,994

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis.

FOREIGN TAXES

Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of each applicable Fund's assets to be invested in various countries will vary.

FOREIGN INCOME TAXES: Net income or capital gains earned by any Fund investing in foreign securities may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Funds to a reduced tax rate or even a tax exemption on related income and gains. It is impossible to determine the effective rate of foreign tax in advance since the amount of these Funds' assets to be invested within various countries is not known. Plus, a Fund may elect to treat foreign income taxes as income taxes paid by its shareholders for U.S. federal income tax purposes, under U.S. federal income tax principals, if a Fund meets certain requirements. These requirements of a Fund include:

      o     qualification as a regulated investment company;

      o     satisfaction of certain distribution requirements; and

      o more than 50% of the value of that Fund's assets at the close of the taxable year must consist of stocks or securities of foreign corporations.

If a Fund makes this election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders. The shareholders would then be allowed to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct it from their U.S. taxable income, if any. Shortly after any year for which it makes this election, a Fund will report to its shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit.

         SPECIAL TAX CONSIDERATION: No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

DISTRIBUTIONS

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Distributions of any net realized long-term and short-term capital gains earned by a Fund will be made at least annually. Because you do not own shares of the Funds directly, your tax situation is not likely to be affected by a Fund's distributions. The separate accounts, which issue your variable annuity contract or variable life policy, as the owner of the Funds' shares, may be affected. Each Fund's distributions may be


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

taxed as ordinary income or capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets). Each Fund's distributions may be subject to federal income tax whether distributions are reinvested in Fund shares or received as cash.

FOREIGN WITHHOLDING TAXES

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

BACKUP WITHHOLDING

A Fund may be required to withhold U.S. federal income tax on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

OTHER TAXATION

The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

TAXATION OF VARIABLE CONTRACTS

For a discussion of tax consequences of variable contracts, please refer to your insurance company's separate account prospectus.

Variable contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable contract, distributions from the contract may be subject to ordinary income tax and a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

Section 817(h) of the Code provides that the investments of a separate account underlying a variable insurance contract (or the investments of a mutual fund, the shares of which are owned by the variable separate account) must be "adequately diversified" in order for the contract to be treated as an annuity or life insurance for tax purposes. The Department of the Treasury has issued regulations prescribing these diversification requirements. Each Fund intends to comply with these requirements. If a Fund failed to satisfy these requirements, a variable annuity or life insurance contract supported by an insurance company separate account invested in the Fund would not be treated as an annuity or life insurance for tax purposes and would no longer be eligible for tax deferral.

                              FINANCIAL STATEMENTS

The financial statements for the Trust for the fiscal year ended December 31, 2005 are contained in the Annual Report and are incorporated by reference herein. The annual financial statements were audited by Ernst & Young LLP. The financial statements for the Trust for the six months ended June 30, 2006 are contained in the Semiannual Report and are incorporated by reference herein. The semiannual financial statements are unaudited. A copy of the Annual or Semiannual Report will be provided, without charge, to each person receiving this SAI.

                                    APPENDIX

                        BOND AND COMMERCIAL PAPER RATINGS

Set forth below are descriptions of the ratings of Moody's and S&P, which represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

MOODY'S BOND RATINGS

         Aaa. Bonds that are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa. Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A. Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa. Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba. Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B. Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa. Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca. Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C. Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Unrated. Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

         Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.
         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.
         3. There is a lack of essential data pertaining to the issue or issuer.
         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effect of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups that Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1, Ba-1 and B-1.

S&P'S BOND RATINGS

         AAA. Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from higher rated issues only in a small degree.

         A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

         BBB. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

         BB, B, CCC, CC and C. Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

         C1. The rating C1 is reserved for income bonds on which no interest is being paid.

         D. Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         Plus (+) or Minus (-). The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         NR. Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.


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

S&P'S COMMERCIAL PAPER RATINGS

A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its A classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

MOODY'S COMMERCIAL PAPER RATINGS

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.


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                                  TOUCHSTONE VARIABLE SERIES TRUST

                                  o TOUCHSTONE BARON SMALL CAP FUND
                                  o TOUCHSTONE MID CAP GROWTH FUND
                                  o TOUCHSTONE THIRD AVENUE VALUE FUND
                                  o TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
                                  o TOUCHSTONE ENHANCED DIVIDEND 30 FUND
                                  o TOUCHSTONE VALUE PLUS FUND
                                  o TOUCHSTONE GROWTH & INCOME FUND
                                  o TOUCHSTONE BALANCED FUND
                                  o TOUCHSTONE HIGH YIELD FUND
                                  o TOUCHSTONE CORE BOND FUND
                                  o TOUCHSTONE MONEY MARKET FUND
                                  o TOUCHSTONE CONSERVATIVE ETF FUND
                                  o TOUCHSTONE MODERATE ETF FUND
                                  o TOUCHSTONE AGGRESSIVE ETF FUND
                                  o TOUCHSTONE ENHANCED ETF FUND


                                             STATEMENT OF ADDITIONAL INFORMATION
                                             JULY 31, 2006
                                             AMENDED JANUARY 1, 2007
                                             AMENDED MARCH 1, 2007


INVESTMENT ADVISOR
Touchstone Advisors, Inc.
303 Broadway, Suite 1100
Cincinnati, OH  45202

DISTRIBUTOR
Touchstone Securities, Inc.
303 Broadway, Suite 1100
Cincinnati, OH  45202

SUB-ADMINISTRATOR AND TRANSFER AGENT
Integrated Investment Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
1900 Scripps Center
312 Walnut Street
Cincinnati, Ohio 45202